UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-05570
                                                     ---------------------

                   Nuveen Premium Income Municipal Fund, Inc.
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
 ------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Kevin J. McCarthy
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: October 31
                                           ------------------

                  Date of reporting period: April 30, 2009
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


                                                        LOGO: NUVEEN Investments

Closed-End Funds

--------------------------------------------------------------------------------
Nuveen Investments
Municipal Closed-End Funds

IT'S NOT WHAT YOU EARN, IT'S WHAT YOU KEEP.(R)

Semi-Annual Report
April 30, 2009

--------------------------   ------------------------  -------------------------
NUVEEN PREMIUM               NUVEEN PREMIUM            NUVEEN PREMIUM
INCOME MUNICIPAL             INCOME MUNICIPAL          INCOME MUNICIPAL
FUND, INC.                   FUND 2, INC.              FUND 4, INC.
NPI                          NPM                       NPT

                                   (April 09)

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                                                        LOGO: NUVEEN Investments

Chairman's
Letter to Shareholders

[PHOTO OF ROBERT P. BREMNER]

DEAR SHAREHOLDER,

The problems in the U.S. financial system and the slowdown in global economic activity continue to create a very difficult environment for the U.S. economy. The administration, the Federal Reserve System and Congress have initiated a variety of programs directed at restoring liquidity to the financial markets, providing financial support for critical financial institutions and stimulating economic activity. There are encouraging signs that these initiatives are beginning to have a constructive impact. It is not possible to predict whether the actions taken to date will be sufficient to restore more normal conditions in the financial markets or enable the economy to stabilize and set a course toward recovery. However, the speed and scope of the government's actions are very encouraging and more importantly, reflect a commitment to act decisively to meet the economic challenges we face.

The performance information in the attached report reflects the impact of many forces at work in the equity and fixed income markets. The comments by the portfolio managers describe the strategies being used to pursue your Fund's long-term investment goals. Parts of the financial markets continue to experience serious dislocations and thorough research and strong investment disciplines have never been more important in identifying risks and opportunities. I hope you will read this information carefully.

Your Board is particularly sensitive to our shareholders' concerns in these uncertain times. We believe that frequent and thorough communication is essential in this regard and encourage you to visit the Nuveen website: www.nuveen.com, for recent developments in all Nuveen funds. We also encourage you to communicate with your financial consultant for answers to your questions and to seek advice on your long-term investment strategy in the current market environment.

Nuveen continues to work on resolving the issues related to the auction rate preferred shares situation, but the unsettled conditions in the credit markets have slowed progress. Nuveen is actively pursuing a number of solutions, all with the goal of providing liquidity for preferred shareholders while preserving the potential benefits of leverage for common shareholders. We appreciate the patience you have shown as we work through the many issues involved.

On behalf of myself and the other members of your Fund's Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

/s/ Robert P. Bremner

Robert P. Bremner
Chairman of the Nuveen Fund Board
June 19, 2009

                                                            Nuveen Investments 3

PORTFOLIO MANAGERS' COMMENTS

NUVEEN INVESTMENTS MUNICIPAL CLOSED-END FUNDS NPI, NPM, NPT

Portfolio managers Paul Brennan and Johnathan Wilhelm review key investment strategies and the six-month performance of these three national Funds. With 20 years of industry experience, including 12 years at Nuveen, Paul has managed NPI and NPM since 2006. Johnathan, who came to Nuveen in 2001 with 19 years of industry experience, assumed portfolio management responsibility for NPT in March 2009.

WHAT KEY STRATEGIES WERE USED TO MANAGE THESE FUNDS DURING THE SIX-MONTH REPORTING PERIOD ENDED APRIL 30, 2009?

During this time, the municipal market remained under pressure from price volatility, reduced liquidity and fundamental economic concerns. After a very difficult start to the period, market conditions began to show signs of improvement in mid-December 2008 and municipal bonds were on an improving trend during the first four months of 2009. In this environment, we continued to focus on finding bonds that offered relative value while seeking to manage liquidity and invest for the long term.

Much of our investment activity during this period was driven by opportunities created by recent market conditions. We sought to capitalize on this environment by continuing to take a bottom-up approach to finding undervalued sectors and individual credits with the potential to perform well over the long term. This was true in both the new issuance secondary markets. In the primary market, we found bonds with better structures (such as higher coupons, longer call protection) than we have seen in a long time, as market conditions required issuers to enhance offerings to make them more attractive to buyers. In the secondary markets, we were able to purchase bonds, especially lower-rated issues, at discounted prices as the result of selling by some municipal market participants, particularly in November and December 2008.

Although we were able to find bonds at extremely discounted prices during this period, our emphasis was always on carefully selecting bonds we believed offered exceptional value. In general, the bonds we purchased were ones where we were already familiar with the credit being offered or where we were adding to positions or sectors currently held in the portfolio. Our focus was on bonds issued by essential service providers--including water and sewer, utilities, local public schools, hospitals and state and local general obligation and other tax-backed bonds--with the view that these issuers would continue to have the resources necessary to cover debt service in a difficult economic environment. In general, we focused our purchases on bonds with longer maturities to take advantage of the spreads offered by the extremely steep yield curve.

CERTAIN STATEMENTS IN THIS REPORT ARE FORWARD-LOOKING STATEMENTS. DISCUSSIONS OF SPECIFIC INVESTMENTS ARE FOR ILLUSTRATION ONLY AND ARE NOT INTENDED AS RECOMMENDATIONS OF INDIVIDUAL INVESTMENTS. THE FORWARD-LOOKING STATEMENTS AND OTHER VIEWS EXPRESSED HEREIN ARE THOSE OF THE PORTFOLIO MANAGERS AS OF THE DATE OF THIS REPORT. ACTUAL FUTURE RESULTS OR OCCURRENCES MAY DIFFER SIGNIFICANTLY FROM THOSE ANTICIPATED IN ANY FORWARD-LOOKING STATEMENTS AND THE VIEWS EXPRESSED HEREIN ARE SUBJECT TO CHANGE AT ANY TIME, DUE TO NUMEROUS MARKET AND OTHER FACTORS. THE FUNDS DISCLAIM ANY OBLIGATION TO UPDATE PUBLICLY OR REVISE ANY FORWARD-LOOKING STATEMENTS OR VIEWS EXPRESSED HEREIN.

4 Nuveen Investments

Some of the cash for new purchases was generated by proceeds from bond redemptions. In addition, we monitored the types of credits and bond structures that were attractive to the retail market and took advantage of strong bids to sell bonds into relatively consistent retail demand. The bonds we sold tended to have shorter maturities, as these generally offered more liquidity and were in greater demand by retail buyers. Selling shorter duration(1) bonds and reinvesting further out on the yield curve also helped to improve the Funds' total return potential and overall call protection profiles.

We continued to use inverse floating rate securities(2) in all three of these Funds. We employ inverse floaters as part of our management strategies for a variety of reasons, including duration management, income enhancement, and as a form of leverage. NPI also invested in additional types of derivatives(3) intended to help manage its duration and common share net asset value (NAV) volatility without having a negative impact on its income stream or common share dividends over the short term. As of April 30, 2009, the inverse floaters remained in place in all three Funds, while we had removed the derivative positions from NPI.

HOW DID THE FUNDS PERFORM?

Individual results for these Funds, as well as relevant index and peer group information, are presented in the accompanying table.

AVERAGE ANNUAL TOTAL RETURNS ON COMMON SHARE NET ASSET VALUE*
FOR PERIODS ENDED 4/30/09

                                          SIX-MONTH   1-YEAR   5-YEAR   10-YEAR
--------------------------------------------------------------------------------
NPI                                           11.27%   -3.94%    2.73%     3.94%
NPM                                           15.12%   -2.50%    3.12%     4.15%
NPT                                           12.66%   -3.93%    3.13%     3.33%

Lipper General Leveraged Municipal Debt
Funds Average(4)                               9.55%   -8.84%    1.64%     3.73%

Barclays Capital Municipal Bond Index(5)       8.20%    3.11%    4.11%     4.78%

S&P National Municipal Bond Index(6)           7.73%    1.14%    3.84%     4.61%
--------------------------------------------------------------------------------

For the six months ended April 30, 2009, the cumulative returns on common share NAV for all three of these Funds exceeded the average return for the Lipper General Leveraged Municipal Debt Funds Average, the Barclays Capital Municipal Bond Index and the Standard & Poor's (S&P) National Municipal Bond Index.

Key management factors that influenced the Funds' returns during this six-month period included duration and yield curve positioning, the use of derivatives, credit and sector allocations and individual security selection. In addition, the use of leverage was an important factor affecting the Funds' performances over this period. The impact of leverage is discussed in more detail on page 8.

Over this period, the municipal bond yield curve remained steep. Bonds in the Barclays Capital Municipal Bond Index maturing in 10 years or more, especially bonds with maturities of approximately 15 years and those with maturities of 22 years and longer, benefited the most from this interest rate environment. While NPM had the best overall

* Six-month returns are cumulative; returns for one-year, five-year, and ten-year are annualized.

      Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

      For additional information, see the individual Performance Overview for your Fund in this report.

(1) Duration is a measure of a bond's price sensitivity as interest rates change, with longer duration bonds displaying more sensitivity to these changes than bonds with shorter durations.

(2) An inverse floating rate security, also known as inverse floaters, is a financial instrument designed to pay long-term tax-exempt interest at a rate that varies inversely with a short-term tax-exempt interest rate index. For the Nuveen Funds, the index typically used is the Securities Industry and Financial Markets (SIFM) Municipal Swap Index (previously referred to as the Bond Market Association Index or BMA). Inverse floaters, including those inverse floating rate securities in which the Funds invested during the reporting period, are further defined within the Notes to Financial Statements and Glossary of Terms Used in this Report sections of this report.

(3) Each Fund may invest in derivative instruments such as forwards, futures, options, and swap transactions. For additional information on the derivative instruments in which each Fund was invested during and at the end of the reporting period, see the Portfolio of Investments, Financial Statements, and Notes to Financial Statements sections of this report.

(4) The Lipper General Leveraged Municipal Debt Funds Average is calculated using the returns of all closed-end funds in this category for each period as follows: six-months, 54 funds; 1-year, 54 funds; 5-year, 52 funds; and 10-year, 38 funds. Fund and Lipper returns assume reinvestment of dividends.

(5) The Barclays Capital (formerly Lehman Brothers) Municipal Bond Index is an unleveraged, unmanaged national index comprising a broad range of investment-grade municipal bonds. Results for the Barclays Capital index do not reflect any expenses.

(6) The Standard & Poor's (S&P) National Municipal Bond Index is an unleveraged, market value-weighted index designed to measure the performance of the U.S. municipal bond market.

                                                            Nuveen Investments 5
duration and yield curve positioning for these market conditions, all of these Funds had good exposure to the longer part of the yield curve, which benefited their performances.

As mentioned earlier, all three Funds continued to use inverse floating rate securities. During this period, these instruments generally had a positive impact on the Funds' performance, while also helping to support their income streams. NPI, which had a duration that was longer than our strategic target, also used derivative positions during part of this period to synthetically reduce its duration closer to the target. These derivative positions detracted from NPI's total return performance.

Credit quality exposure was also an important positive performance factor. Investors put a priority on higher quality investments, and bonds with higher credit quality to perform very well. Bonds rated BBB or below and non-rated bonds generally posted poorer returns.

The "essential service" sectors provided the biggest boost to the Funds' returns during this period and included the general obligation/tax-supported, utility and health care sectors. On the whole, the Funds had good weightings in these top-performing sectors.

The Funds' sector allocations that generally detracted from the Funds' performances included industrial development revenue (IDR) and resource recovery bonds and tobacco settlement revenue-backed bonds, which underperformed the municipal bond market during this period. The Funds' allocation to pre-refunded(7) bonds, which had been the top-performing segment of the municipal market for some time, also under-performed. Backed by U.S. Treasuries, these bonds provide higher credit quality and an element of safety and resilience, making them attractive holdings during periods of market distress. As of April 30, 2009, NPI had the heaviest weighting of pre-refunded bonds among these three Funds.

Individual security selection was also a factor in the Funds' performances during this period. In particular, the Funds were impacted to varying degrees by downgrades of municipal bond insurers (see below). Holdings initially purchased with AAA-ratings began trading to their underlying (or issuer) credit characteristics. While the insured bond segment of the municipal market generally performed very well during this six-month period, insured bonds with weaker underlying credits (rated BBB or non-rated), originally purchased because of the higher yields they offered, generally underperformed insured bonds with underlying credits rated AA or A.

(7) Pre-refundings, also known as advance refundings or refinancings, occur when an issuer sells new bonds and uses the proceeds to fund principal and interest payments of older existing bonds. This process often results in lower borrowing costs for bond issuers.

6 Nuveen Investments

IMPACT OF THE FUNDS' CAPITAL STRUCTURES AND LEVERAGE STRATEGIES ON PERFORMANCE

In addition to the factors previously discussed, one of the primary reasons for the strong six-month returns recorded by Funds was the Funds' use of financial leverage. This positive contribution to performance stands in sharp contrast to the preceding six-month period, when leverage had a generally detrimental impact on the Funds' returns. This can be seen by comparing the six-month and one-year Fund returns shown on page 5.

Financial leverage offers opportunities to generate additional income and total return for common shareholders under a variety of market conditions. However, leverage may work to the common shareholders' disadvantage during periods when bond prices are extraordinarily volatile or in sharp decline. During the six months covered by this report, overall conditions within the municipal bond market were relatively favorable, in contrast to the relatively unfavorable market conditions during the fall of 2008.

RECENT DEVELOPMENTS REGARDING BOND INSURANCE COMPANIES

Another factor that had an impact on the performance of these Funds was their positions in bonds backed by municipal bond insurers that experienced downgrades in their credit ratings. During the period covered by this report, all bond insurers experienced one or more rating reductions by at least one or more rating agencies. At the time this report was prepared, there are no longer any bond insurers rated AAA by all three of the major rating agencies (Moody's Investor Service, S&P and Fitch) and at least one rating agency has placed each insurer on "negative credit watch," "credit watch evolving," "credit outlook developing," or "rating withdrawn," which may presage one or more rating reductions for any insurer in the future. As concern increased about the balance sheets of insurers, prices on insured bonds - especially those bonds issued by weaker underlying credits - declined, detracting from the Funds' performance. By the end of this period, most insured bonds were being valued according to their fundamentals as if they were uninsured. On the whole, the holdings of all these Funds continued to be well diversified and it is important to note that municipal bonds historically have had a very low rate of default.

                                                            Nuveen Investments 7

RECENT DEVELOPMENTS IN THE AUCTION RATE PREFERRED SECURITIES MARKETS

As noted in the previous shareholder reports, beginning in February 2008, more shares were submitted for sale in the regularly scheduled auctions for the auction rate preferred shares issued by these Funds than there were offers to buy. This meant that these auctions "failed to clear," and that many, or all, of the Funds' auction rate preferred shareholders who wanted to sell their shares in these auctions were unable to do so. This decline in liquidity in auction rate preferred shares did not lower the credit quality of these shares, and auction rate preferred shareholders unable to sell their shares received distributions at the "maximum rate" applicable to failed auctions, as calculated in accordance with the pre-established terms of the auction rate preferred shares.

These developments generally have not affected the portfolio management or investment policies of these Funds. However, one continuing implication for common shareholders of these auction failures is that the Funds' cost of leverage will likely be higher, at least temporarily, than it otherwise would have been had the auctions continued to be successful. As a result, the Funds' future common share earnings may be lower than they otherwise might have been.

As previously reported, the Funds' Board of Directors authorized a plan to use tender option bonds (TOBs), also known as floating rate securities, to refinance a portion of the Funds' outstanding auction rate preferred shares. As of April 30, 2009, the amount of auction rate preferred securities redeemed by the Funds are as shown in the accompanying table.

                                                                           % OF
                                                    AUCTION RATE       ORIGINAL
                                                       PREFERRED   AUCTION RATE
                                                          SHARES      PREFERRED
FUND                                                    REDEEMED         SHARES
--------------------------------------------------------------------------------
NPI                                              $   124,350,000           23.7%
NPM                                              $    69,325,000           20.0%
NPT                                              $    67,350,000           19.9%
--------------------------------------------------------------------------------

While the Funds' Board of Directors and management continue to work to resolve this situation, the Funds cannot provide any assurance on when the remaining outstanding auction rate preferred shares might be redeemed.

On April 14, 2009, NPI filed with the Securities and Exchange Commission a registration statement seeking to register municipal term preferred shares
(MTP), a new form of closed-end fund preferred shares. This registration statement, if declared effective by the SEC, may enable the Fund to issue to the public shares of MTP to refinance all or a portion of NPI's auction rate preferred shares. The issuance of MTP by NPI is subject to market conditions, the receipt of ratings, and on final approval by NPI's Board of Directors. There is no assurance that MTP will be issued.

As of April 30, 2009, sixty-seven Nuveen closed-end municipal funds have redeemed and/or noticed for redemption at par a portion of their outstanding auction rate preferred shares. These redemptions bring the total amount of Nuveen's municipal closed-end funds' auction rate preferred share redemptions to approximately $2.1 billion of the original $11 billion outstanding.

For up-to-date information, please visit the Nuveen CEF Auction Rate Preferred Resource Center at:
http://www.nuveen.com/ResourceCenter/AuctionRatePreferred.aspx.

8 Nuveen Investments

COMMON SHARE DIVIDEND AND SHARE PRICE INFORMATION

During the six-month period ended April 30, 2009, NPI, NPM and NPT each had one monthly dividend increase.

All of the Funds in this report seek to pay stable dividends at rates that reflect each Fund's past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund's NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of April 30, 2009, all three of the Funds in this report had positive UNII balances, based upon our best estimate, for tax purposes and positive UNII balances for financial statement purposes.

COMMON SHARE REPURCHASE AND SHARE PRICE INFORMATION

The Funds' Board of Directors approved an open-market share repurchase program on July 10, 2007, for NPM and on July 30, 2008, for NPI and NPT under which each Fund may repurchase an aggregate of up to 10% of its outstanding common shares. Since the inception of this program, NPI and NPT have not repurchased any of their outstanding common shares.

As of April 30, 2009, NPM repurchased common shares as shown in the accompanying table.

                                             COMMON SHARES     % OF OUTSTANDING
FUND                                           REPURCHASED        COMMON SHARES
--------------------------------------------------------------------------------
NPM                                                299,500                  0.7%
--------------------------------------------------------------------------------

During the six-month reporting period, NPM's common shares were repurchased at a weighted average price and a weighted average discount per common share as shown in the accompanying table.

                                          WEIGHTED AVERAGE     WEIGHTED AVERAGE
                                           PRICE PER SHARE   DISCOUNT PER SHARE
FUND                                           REPURCHASED          REPURCHASED
--------------------------------------------------------------------------------
NPM                                             $    10.87                15.34%
--------------------------------------------------------------------------------

As of April 30, 2009, the Funds' common share prices were trading at discounts to their common share NAVs as shown in the accompanying table.

                                                   4/30/09            SIX-MONTH
FUND                                              DISCOUNT     AVERAGE DISCOUNT
--------------------------------------------------------------------------------
NPI                                                  -5.00%               -8.52%
NPM                                                  -6.87%              -11.15%
NPT                                                  -8.46%              -12.33%
--------------------------------------------------------------------------------

                                                            Nuveen Investments 9

NPI Performance OVERVIEW | Nuveen Premium Income Municipal Fund, Inc.
                           as of April 30, 2009

FUND SNAPSHOT
--------------------------------------------------------------------------------
Common Share Price                                                  $      12.17
--------------------------------------------------------------------------------
Common Share Net Asset Value                                        $      12.81
--------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                 -5.00%
--------------------------------------------------------------------------------
Market Yield                                                               6.11%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield(2)                                                8.49%
--------------------------------------------------------------------------------
Net Assets Applicable to Common Shares ($000)                       $    816,836
--------------------------------------------------------------------------------
Average Effective Maturity on Securities (Years)                           14.36
--------------------------------------------------------------------------------
Leverage-Adjusted Duration                                                 12.74
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 7/18/88)
--------------------------------------------------------------------------------
                                                  ON SHARE PRICE          ON NAV
--------------------------------------------------------------------------------
6-Month (Cumulative)                                       14.97%         11.27%
--------------------------------------------------------------------------------
1-Year                                                     -1.40%         -3.94%
--------------------------------------------------------------------------------
5-Year                                                      4.26%          2.73%
--------------------------------------------------------------------------------
10-Year                                                     3.95%          3.94%
--------------------------------------------------------------------------------

STATES
(as a % of total investments)
--------------------------------------------------------------------------------
California                                                                 13.3%
--------------------------------------------------------------------------------
Texas                                                                      10.4%
--------------------------------------------------------------------------------
New York                                                                    8.3%
--------------------------------------------------------------------------------
New Jersey                                                                  6.2%
--------------------------------------------------------------------------------
Illinois                                                                    6.0%
--------------------------------------------------------------------------------
Florida                                                                     3.7%
--------------------------------------------------------------------------------
South Carolina                                                              3.3%
--------------------------------------------------------------------------------
Minnesota                                                                   3.2%
--------------------------------------------------------------------------------
Massachusetts                                                               3.2%
--------------------------------------------------------------------------------
Pennsylvania                                                                3.1%
--------------------------------------------------------------------------------
Colorado                                                                    3.0%
--------------------------------------------------------------------------------
Nevada                                                                      2.7%
--------------------------------------------------------------------------------
District of Columbia                                                        2.7%
--------------------------------------------------------------------------------
Michigan                                                                    2.5%
--------------------------------------------------------------------------------
Wisconsin                                                                   2.5%
--------------------------------------------------------------------------------
Louisiana                                                                   2.4%
--------------------------------------------------------------------------------
Alabama                                                                     2.4%
--------------------------------------------------------------------------------
Washington                                                                  2.3%
--------------------------------------------------------------------------------
Other                                                                      18.8%
--------------------------------------------------------------------------------

INDUSTRIES
(as a % of total investments)
--------------------------------------------------------------------------------
U.S. Guaranteed                                                            25.2%
--------------------------------------------------------------------------------
Health Care                                                                15.3%
--------------------------------------------------------------------------------
Tax Obligation/Limited                                                     14.9%
--------------------------------------------------------------------------------
Tax Obligation/General                                                     12.2%
--------------------------------------------------------------------------------
Transportation                                                             10.6%
--------------------------------------------------------------------------------
Utilities                                                                   5.9%
--------------------------------------------------------------------------------
Education and Civic Organizations                                           4.3%
--------------------------------------------------------------------------------
Other                                                                      11.6%
--------------------------------------------------------------------------------

Credit Quality (as a % of total investments)(1)

                                   [PIE CHART]

AAA/U.S. Guaranteed                                                          41%
AA                                                                           32%
A                                                                            17%
BBB                                                                           8%
BB or Lower                                                                   1%
N/R                                                                           1%

2008-2009 Monthly Tax-Free Dividends Per Common Share

                                   [BAR CHART]

May                                                                     $  0.059
Jun                                                                        0.059
Jul                                                                        0.059
Aug                                                                        0.059
Sep                                                                         0.06
Oct                                                                         0.06
Nov                                                                         0.06
Dec                                                                         0.06
Jan                                                                         0.06
Feb                                                                         0.06
Mar                                                                        0.062
Apr                                                                        0.062

Common Share Price Performance -- Weekly Closing Price

                                  [LINE CHART]

5/01/08                                                                 $  13.18
                                                                           13.22
                                                                           13.26
                                                                           13.33
                                                                           13.23
                                                                           13.25
                                                                           13.29
                                                                           13.04
                                                                           12.75
                                                                           12.73
                                                                           12.92
                                                                           12.96
                                                                           12.71
                                                                           12.77
                                                                           12.65
                                                                           12.85
                                                                           12.76
                                                                           12.71
                                                                           12.92
                                                                           13.05
                                                                           12.79
                                                                           12.55
                                                                           11.39
                                                                           11.24
                                                                            8.22
                                                                            9.85
                                                                           10.98
                                                                           10.93
                                                                            11.8
                                                                           11.07
                                                                            9.75
                                                                            10.4
                                                                            9.75
                                                                            8.97
                                                                           10.11
                                                                             9.9
                                                                           11.02
                                                                            11.8
                                                                           11.73
                                                                           11.79
                                                                           12.04
                                                                           12.09
                                                                           11.65
                                                                           10.85
                                                                           11.46
                                                                           10.93
                                                                           11.51
                                                                           11.65
                                                                           11.73
                                                                           11.54
                                                                           11.56
                                                                           11.98
                                                                           12.11
4/30/09                                                                    12.17

(1) The percentages shown in the foregoing chart may reflect the ratings on certain bonds whose insurer has experienced downgrades as of the end of the reporting period. Please see the Portfolio Managers' Commentary for an expanded discussion of the affect on the Fund of changes to the ratings of certain bonds in the portfolio resulting from changes to the ratings of the underlying insurers both during the period and after period end.

(2) Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

10 Nuveen Investments

NPM Performance OVERVIEW | Nuveen Premium Income Municipal Fund 2, Inc.
                           as of April 30, 2009

Credit Quality (as a % of total investments)(1)

                                   [PIE CHART]

AAA/U.S. Guaranteed                                                          31%
AA                                                                           36%
A                                                                            16%
BBB                                                                          12%
BB or Lower                                                                   1%
N/R                                                                           4%

2008-2009 Monthly Tax-Free Dividends Per Common Share

                                  [BAR CHART]

May                                                                     $ 0.0575
Jun                                                                       0.0575
Jul                                                                       0.0575
Aug                                                                       0.0575
Sep                                                                       0.0575
Oct                                                                       0.0575
Nov                                                                       0.0575
Dec                                                                       0.0575
Jan                                                                       0.0575
Feb                                                                       0.0575
Mar                                                                       0.0635
Apr                                                                       0.0635

Common Share Price Performance -- Weekly Closing Price

                                  [LINE CHART]

5/01/08                                                                 $  13.15
                                                                           13.23
                                                                           13.44
                                                                           13.41
                                                                           13.24
                                                                           13.53
                                                                           13.51
                                                                           13.32
                                                                           12.88
                                                                           12.45
                                                                           12.56
                                                                           12.72
                                                                           12.55
                                                                           12.72
                                                                           12.67
                                                                           12.85
                                                                           12.62
                                                                            12.6
                                                                           12.67
                                                                           12.73
                                                                           12.35
                                                                           11.89
                                                                            10.6
                                                                           10.87
                                                                            7.73
                                                                            9.53
                                                                            10.7
                                                                           10.28
                                                                            10.8
                                                                           10.94
                                                                            9.21
                                                                             9.9
                                                                            9.21
                                                                            8.72
                                                                            9.67
                                                                            9.83
                                                                           10.71
                                                                           11.44
                                                                           11.49
                                                                            11.2
                                                                            11.4
                                                                           11.71
                                                                           11.69
                                                                           10.91
                                                                           11.36
                                                                           10.74
                                                                           11.49
                                                                           11.63
                                                                           11.73
                                                                           11.93
                                                                           11.93
                                                                              12
                                                                           12.26
4/30/09                                                                     12.2

FUND SNAPSHOT
--------------------------------------------------------------------------------
Common Share Price                                                  $      12.20
--------------------------------------------------------------------------------
Common Share Net Asset Value                                        $      13.10
--------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                 -6.87%
--------------------------------------------------------------------------------
Market Yield                                                               6.25%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield(2)                                                8.68%
--------------------------------------------------------------------------------
Net Assets Applicable to Common Shares ($000)                       $    534,482
--------------------------------------------------------------------------------
Average Effective Maturity on Securities (Years)                           14.08
--------------------------------------------------------------------------------
Leverage-Adjusted Duration                                                 12.95
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 7/23/92)
--------------------------------------------------------------------------------
                                                  ON SHARE PRICE          ON NAV
--------------------------------------------------------------------------------
6-Month (Cumulative)                                       22.48%         15.12%
--------------------------------------------------------------------------------
1-Year                                                     -1.79%         -2.50%
--------------------------------------------------------------------------------
5-Year                                                      4.17%          3.12%
--------------------------------------------------------------------------------
10-Year                                                     3.78%          4.15%
--------------------------------------------------------------------------------

STATES
(as a % of total investments)
--------------------------------------------------------------------------------
California                                                                 10.4%
--------------------------------------------------------------------------------
Illinois                                                                    9.4%
--------------------------------------------------------------------------------
Texas                                                                       8.4%
--------------------------------------------------------------------------------
New York                                                                    6.8%
--------------------------------------------------------------------------------
South Carolina                                                              6.4%
--------------------------------------------------------------------------------
Washington                                                                  6.4%
--------------------------------------------------------------------------------
Massachusetts                                                               4.6%
--------------------------------------------------------------------------------
New Jersey                                                                  4.3%
--------------------------------------------------------------------------------
Louisiana                                                                   3.9%
--------------------------------------------------------------------------------
Michigan                                                                    2.8%
--------------------------------------------------------------------------------
Ohio                                                                        2.8%
--------------------------------------------------------------------------------
Oklahoma                                                                    2.8%
--------------------------------------------------------------------------------
Alabama                                                                     2.7%
--------------------------------------------------------------------------------
Missouri                                                                    2.6%
--------------------------------------------------------------------------------
Minnesota                                                                   2.6%
--------------------------------------------------------------------------------
Nevada                                                                      2.6%
--------------------------------------------------------------------------------
Wisconsin                                                                   2.0%
--------------------------------------------------------------------------------
Other                                                                      18.5%
--------------------------------------------------------------------------------

INDUSTRIES
(as a % of total investments)
--------------------------------------------------------------------------------
U.S. Guaranteed                                                            19.5%
--------------------------------------------------------------------------------
Health Care                                                                17.3%
--------------------------------------------------------------------------------
Tax Obligation/General                                                     15.8%
--------------------------------------------------------------------------------
Tax Obligation/Limited                                                     14.9%
--------------------------------------------------------------------------------
Utilities                                                                  10.9%
--------------------------------------------------------------------------------
Transportation                                                              5.3%
--------------------------------------------------------------------------------
Education and Civic Organizations                                           4.8%
--------------------------------------------------------------------------------
Other                                                                      11.5%
--------------------------------------------------------------------------------

1 The percentages shown in the foregoing chart may reflect the ratings on certain bonds whose insurer has experienced downgrades as of the end of the reporting period. Please see the Portfolio Managers' Commentary for an expanded discussion of the affect on the Fund of changes to the ratings of certain bonds in the portfolio resulting from changes to the ratings of the underlying insurers both during the period and after period end.

2 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

                                                           Nuveen Investments 11

NPT Performance OVERVIEW | Nuveen Premium Income Municipal Fund 4, Inc.
                           as of April 30, 2009

FUND SNAPSHOT
--------------------------------------------------------------------------------
Common Share Price                                                  $      10.61
--------------------------------------------------------------------------------
Common Share Net Asset Value                                        $      11.59
--------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                -8.46%
--------------------------------------------------------------------------------
Market Yield                                                               6.50%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield(2)                                                9.03%
--------------------------------------------------------------------------------
Net Assets Applicable to Common Shares ($000)                       $    501,106
--------------------------------------------------------------------------------
Average Effective Maturity on Securities (Years)                           15.02
--------------------------------------------------------------------------------
Leverage-Adjusted Duration                                                 12.64
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 2/19/93)
--------------------------------------------------------------------------------
                                                  ON SHARE PRICE         ON NAV
--------------------------------------------------------------------------------
6-Month (Cumulative)                                       18.58%         12.66%
--------------------------------------------------------------------------------
1-Year                                                     -1.67%         -3.93%
--------------------------------------------------------------------------------
5-Year                                                      3.74%          3.13%
--------------------------------------------------------------------------------
10-Year                                                     3.09%          3.33%
--------------------------------------------------------------------------------

STATES
(as a % of total investments)
--------------------------------------------------------------------------------
Texas                                                                      12.8%
--------------------------------------------------------------------------------
Illinois                                                                    9.8%
--------------------------------------------------------------------------------
California                                                                  8.9%
--------------------------------------------------------------------------------
Indiana                                                                     6.1%
--------------------------------------------------------------------------------
Washington                                                                  5.5%
--------------------------------------------------------------------------------
New York                                                                    5.0%
--------------------------------------------------------------------------------
Florida                                                                     4.3%
--------------------------------------------------------------------------------
Michigan                                                                    3.9%
--------------------------------------------------------------------------------
Louisiana                                                                   3.4%
--------------------------------------------------------------------------------
Alabama                                                                     3.1%
--------------------------------------------------------------------------------
New Jersey                                                                  3.1%
--------------------------------------------------------------------------------
Colorado                                                                    3.1%
--------------------------------------------------------------------------------
South Carolina                                                              2.8%
--------------------------------------------------------------------------------
Ohio                                                                        2.1%
--------------------------------------------------------------------------------
North Carolina                                                              1.9%
--------------------------------------------------------------------------------
Wisconsin                                                                   1.8%
--------------------------------------------------------------------------------
Rhode Island                                                                1.8%
--------------------------------------------------------------------------------
Georgia                                                                     1.8%
--------------------------------------------------------------------------------
Other                                                                      18.8%
--------------------------------------------------------------------------------

INDUSTRIES
(as a % of total investments)
--------------------------------------------------------------------------------
U.S. Guaranteed                                                            21.5%
--------------------------------------------------------------------------------
Tax Obligation/Limited                                                     16.8%
--------------------------------------------------------------------------------
Health Care                                                                15.1%
--------------------------------------------------------------------------------
Tax Obligation/General                                                     13.7%
--------------------------------------------------------------------------------
Utilities                                                                   8.9%
--------------------------------------------------------------------------------
Transportation                                                              7.0%
--------------------------------------------------------------------------------
Water and Sewer                                                             4.6%
--------------------------------------------------------------------------------
Other                                                                      12.4%
--------------------------------------------------------------------------------

Credit Quality (as a % of total investments)(1)

                                   [PIE CHART]

AAA/U.S. Guaranteed                                                          38%
AA                                                                           37%
A                                                                            14%
BBB                                                                           6%
BB or Lower                                                                   2%
N/R                                                                           3%

2008-2009 Monthly Tax-Free Dividends Per Common Share

                                   [BAR CHART]

May                                                                     $ 0.0485
Jun                                                                       0.0485
Jul                                                                       0.0485
Aug                                                                       0.0485
Sep                                                                       0.0515
Oct                                                                       0.0515
Nov                                                                       0.0515
Dec                                                                       0.0515
Jan                                                                       0.0515
Feb                                                                       0.0515
Mar                                                                       0.0575
Apr                                                                       0.0575

Common Share Price Performance -- Weekly Closing Price

                                  [LINE CHART]

5/01/08                                                                 $   11.5
                                                                           11.49
                                                                            11.5
                                                                            11.6
                                                                           11.53
                                                                           11.63
                                                                           11.62
                                                                           11.29
                                                                           11.09
                                                                           11.11
                                                                           11.19
                                                                           11.07
                                                                           10.85
                                                                           10.85
                                                                           10.87
                                                                           10.89
                                                                              11
                                                                           10.96
                                                                           10.98
                                                                           11.07
                                                                           10.97
                                                                           10.52
                                                                            9.57
                                                                            9.54
                                                                            7.74
                                                                            8.49
                                                                             9.3
                                                                            9.24
                                                                            9.83
                                                                            9.55
                                                                            8.46
                                                                             8.7
                                                                            8.33
                                                                            7.95
                                                                            8.75
                                                                            8.89
                                                                            9.75
                                                                           10.15
                                                                           10.12
                                                                           10.17
                                                                           10.16
                                                                            10.2
                                                                           10.21
                                                                            9.49
                                                                            9.88
                                                                            9.57
                                                                           10.07
                                                                           10.06
                                                                           10.09
                                                                           10.13
                                                                           10.15
                                                                           10.26
                                                                           10.44
4/30/09                                                                    10.61

1 The percentages shown in the foregoing chart may reflect the ratings on certain bonds whose insurer has experienced downgrades as of the end of the reporting period. Please see the Portfolio Managers' Commentary for an expanded discussion of the affect on the Fund of changes to the ratings of certain bonds in the portfolio resulting from changes to the ratings of the underlying insurers both during the period and after period end.

2 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

12 Nuveen Investments

NPI | Nuveen Premium Income Municipal Fund, Inc.
    | Portfolio of INVESTMENTS April 30, 2009 (Unaudited)

   PRINCIPAL                                                                         OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               ALABAMA - 3.8% (2.4% OF TOTAL INVESTMENTS)
$      4,050   Alabama 21st Century Authority, Tobacco Settlement Revenue           6/10 at 102.00             A-   $     3,898,328
                  Bonds, Series 2000, 6.125%, 12/01/16
               Alabama Special Care Facilities Financing Authority, Revenue
               Bonds, Ascension Health, Series 2006C-2:
       1,435      5.000%, 11/15/36 (UB)                                            11/16 at 100.00             AA         1,397,331
       4,000      5.000%, 11/15/39 (UB)                                            11/16 at 100.00             AA         3,872,320
       6,000   Alabama Special Care Facilities Financing Authority, Revenue        11/16 at 100.00             AA         5,796,000
                  Bonds, Ascension Health, Series 2006D, 5.000%, 11/15/39 (UB)
               Birmingham Special Care Facilities Financing Authority, Alabama,
               Revenue Bonds, Baptist Health System Inc., Series 2005A:
       6,000      5.250%, 11/15/20                                                 11/15 at 100.00           Baa1         4,636,860
       1,300      5.000%, 11/15/30                                                 11/15 at 100.00           Baa1           833,105
       4,000   Birmingham Waterworks And Sewer Board, Alabama, Water and Sewer      1/17 at 100.00             A+         2,650,200
                  Revenue Bonds, Tender Option Bond Trust 2707, 10.345%,
                  1/01/43 - AMBAC Insured (IF)
       2,890   Courtland Industrial Development Board, Alabama, Pollution           6/15 at 100.00            BBB         2,016,584
                  Control Revenue Bonds, International Paper Company, Series
                  2005A, 5.000%, 6/01/25
       5,020   DCH Health Care Authority, Alabama, Healthcare Facilities            6/12 at 101.00              A         5,056,395
                  Revenue Bonds, Series 2002, 5.250%, 6/01/18
       1,000   Montgomery BMC Special Care Facilities Financing Authority,         11/14 at 100.00         A3 (4)         1,164,420
                  Alabama, Revenue Bonds, Baptist Medical Center, Series 2004C,
                  5.250%, 11/15/29 (Pre-refunded 11/15/14)
------------------------------------------------------------------------------------------------------------------------------------
      35,695   Total Alabama                                                                                             31,321,543
------------------------------------------------------------------------------------------------------------------------------------

               ALASKA - 2.0% (1.3% OF TOTAL INVESTMENTS)
               Anchorage, Alaska, General Obligation Refunding Bonds, Series
               2003A:
       2,000      5.250%, 9/01/17 (Pre-refunded 9/01/13) - FGIC Insured             9/13 at 100.00         AA (4)         2,302,580
       2,035      5.250%, 9/01/18 (Pre-refunded 9/01/13) - FGIC Insured             9/13 at 100.00         AA (4)         2,342,875
       5,000   Northern Tobacco Securitization Corporation, Alaska, Tobacco         6/10 at 100.00            AAA         5,317,050
                  Settlement Asset-Backed Bonds, Series 2000, 6.500%, 6/01/31
                  (Pre-refunded 6/01/10)
      10,500   Northern Tobacco Securitization Corporation, Alaska, Tobacco         6/14 at 100.00           Baa3         6,299,895
                  Settlement Asset-Backed Bonds, Series 2006A, 5.000%, 6/01/32
------------------------------------------------------------------------------------------------------------------------------------
      19,535   Total Alaska                                                                                              16,262,400
------------------------------------------------------------------------------------------------------------------------------------

               ARIZONA - 1.2% (0.7% OF TOTAL INVESTMENTS)
               Glendale Industrial Development Authority, Arizona, Revenue
               Bonds, John C. Lincoln Health Network, Series 2005B:
         500      5.250%, 12/01/24                                                 12/15 at 100.00            BBB           440,635
         660      5.250%, 12/01/25                                                 12/15 at 100.00            BBB           577,579
       1,355   Pima County Industrial Development Authority, Arizona, Lease         7/09 at 100.00            Aa3         1,362,019
                  Obligation Revenue Refunding Bonds, Tucson Electric Power
                  Company, Series 1988A, 7.250%, 7/15/10 - FSA Insured
       4,100   Salt Verde Financial Corporation, Arizona, Senior Gas Revenue          No Opt. Call              A         2,779,349
                  Bonds, Series 2007, 5.000%, 12/01/37
       4,130   University of Arizona, Certificates of Participation, Series         6/12 at 100.00            AA-         4,311,059
                  2002B, 5.125%, 6/01/18 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
      10,745   Total Arizona                                                                                              9,470,641
------------------------------------------------------------------------------------------------------------------------------------

                                                           Nuveen Investments 13

    | Portfolio of INVESTMENTS April 30, 2009 (Unaudited)

   PRINCIPAL                                                                         OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               ARKANSAS - 0.9% (0.6% OF TOTAL INVESTMENTS)
$        480   Paragould, Arkansas, Water, Sewer and Electric Revenue Bonds,       12/10 at 100.00          A (4)   $       517,234
                  Series 2000, 5.650%, 12/01/25 (Pre-refunded 12/01/10) - AMBAC
                  Insured
       5,245   University of Arkansas, Fayetteville, Athletic Facilities            9/09 at 100.00            Aa3         5,250,035
                  Revenue Bonds, Razorback Stadium, Series 1999, 5.050%,
                  9/15/20 - AMBAC Insured
       2,000   Washington County, Arkansas, Hospital Revenue Bonds, Washington      2/15 at 100.00           Baa1         1,685,800
                  Regional Medical Center, Series 2005B, 5.000%, 2/01/25
------------------------------------------------------------------------------------------------------------------------------------
       7,725   Total Arkansas                                                                                             7,453,069
------------------------------------------------------------------------------------------------------------------------------------

               CALIFORNIA - 21.0% (13.3% OF TOTAL INVESTMENTS)
       9,200   Alameda Corridor Transportation Authority, California,                 No Opt. Call              A         4,870,388
                  Subordinate Lien Revenue Bonds, Series 2004A, 0.000%,
                  10/01/20 - AMBAC Insured
      10,000   Anaheim Public Finance Authority, California, Public Improvement     9/17 at 100.00            AA-         7,898,200
                  Project Lease Bonds, Series 2007A-1, 4.375%, 3/01/37 - FGIC
                  Insured
       4,000   California Department of Water Resources, Power Supply Revenue       5/12 at 101.00            Aaa         4,597,400
                  Bonds, Series 2002A, 6.000%, 5/01/15 (Pre-refunded 5/01/12)
       5,400   California Educational Facilities Authority, Revenue Bonds,         10/15 at 100.00            AA+         5,319,054
                  University of Southern California, Series 2005, 4.750%,
                  10/01/28 (UB)
       1,500   California Educational Facilities Authority, Revenue Bonds,         11/15 at 100.00             A2         1,290,960
                  University of the Pacific, Series 2006, 5.000%, 11/01/30
               California Health Facilities Financing Authority, Health
               Facility Revenue Bonds, Adventist Health System/West, Series
               2003A:
       3,700      5.000%, 3/01/28                                                   3/13 at 100.00              A         3,070,186
       7,000      5.000%, 3/01/33                                                   3/13 at 100.00              A         5,606,510
       5,425   California Health Facilities Financing Authority, Revenue Bonds,       No Opt. Call              A         5,431,998
                  Catholic Healthcare West, Series 2004I, 4.950%, 7/01/26
                  (Mandatory put 7/01/14)
       8,560   California Health Facilities Financing Authority, Revenue Bonds,    11/15 at 100.00             A2         7,833,513
                  Cedars-Sinai Medical Center, Series 2005, 5.000%, 11/15/27
       8,570   California Health Facilities Financing Authority, Revenue Bonds,     4/16 at 100.00             A+         7,222,368
                  Kaiser Permanante System, Series 2006, 5.000%, 4/01/37
         980   California Health Facilities Financing Authority, Revenue Bonds,    11/16 at 100.00            Aa3           926,717
                  Sutter Health, Tender Option Bond Trust 3175, 13.644%,
                  11/15/42 (IF)
      11,395   California State Public Works Board, Lease Revenue Bonds,              No Opt. Call              A        12,431,945
                  Department of Corrections, Series 1993E, 5.500%, 6/01/15
               California Statewide Community Development Authority, Revenue
               Bonds, Daughters of Charity Health System, Series 2005A:
       1,640      5.250%, 7/01/30                                                   7/15 at 100.00            BBB         1,154,298
       4,730      5.000%, 7/01/39                                                   7/15 at 100.00            BBB         2,974,886
       5,000   California Statewide Community Development Authority, Revenue        7/18 at 100.00            AA-         4,886,250
                  Bonds, St. Joseph Health System, Series 2007A, 5.750%,
                  7/01/47 - FGIC Insured
       7,130   California Statewide Community Development Authority, Revenue        5/18 at 100.00            Aa3         6,506,981
                  Bonds, Sutter Health, Tender Option Bond Trust 3175, 13.216%,
                  11/15/48 (IF)
       4,000   California, Economic Recovery Revenue Bonds, Series 2004A,             No Opt. Call             A+         4,456,200
                  5.250%, 7/01/14
               California, General Obligation Bonds, Series 2004:
       1,160      5.125%, 2/01/25                                                   2/14 at 100.00              A         1,161,067
      10,000      5.125%, 2/01/26                                                   2/14 at 100.00              A         9,993,600
       3,575   Chula Vista, California, Industrial Development Revenue Bonds,       6/14 at 102.00             A2         3,621,153
                  San Diego Gas and Electric Company, Series 1996A, 5.300%,
                  7/01/21
       4,890   Clovis Unified School District, Fresno County, California,             No Opt. Call             AA         1,742,845
                  General Obligation Bonds, Series 2006B, 0.000%, 8/01/26 -
                  MBIA Insured

14 Nuveen Investments

   PRINCIPAL                                                                         OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               CALIFORNIA (continued)
               Golden State Tobacco Securitization Corporation, California,
               Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
$      7,000      5.000%, 6/01/33                                                   6/17 at 100.00            BBB   $     4,474,890
       3,000      5.125%, 6/01/47                                                   6/17 at 100.00            BBB         1,547,130
       2,000      5.750%, 6/01/47                                                   6/17 at 100.00            BBB         1,151,600
       5,000   Kern Community College District, California, General Obligation        No Opt. Call            AAA         2,214,800
                  Bonds, Series 2006, 0.000%, 11/01/24 - FSA Insured
       5,470   Los Angeles Harbors Department, California, Revenue Bonds,           8/16 at 102.00             AA         5,321,818
                  Series 2006A, 5.000%, 8/01/22 - FGIC Insured (Alternative
                  Minimum Tax)
         890   Martinez, California, Home Mortgage Revenue Bonds, Series 1983A,       No Opt. Call            AAA         1,163,675
                  10.750%, 2/01/16 (ETM)
      17,785   Pomona, California, GNMA/FNMA Collateralized Securities Program        No Opt. Call            AAA        23,672,009
                  Single Family Mortgage Revenue Bonds, Series 1990A, 7.600%,
                  5/01/23 (ETM)
       5,000   Rancho Mirage Joint Powers Financing Authority, California,          7/14 at 100.00         A3 (4)         5,953,650
                  Revenue Bonds, Eisenhower Medical Center, Series 2004,
                  5.875%, 7/01/26 (Pre-refunded 7/01/14)
       2,000   Redwood City School District, San Mateo County, California,          7/12 at 100.00            AA-         1,992,740
                  General Obligation Bonds, Series 2002, 5.000%, 7/15/27 - FGIC
                  Insured
       3,700   Sacramento Municipal Utility District, California, Electric          8/13 at 100.00            AA-         3,753,502
                  Revenue Bonds, Series 2003R, 5.000%, 8/15/22 - MBIA Insured
               San Diego County, California, Certificates of Participation,
               Burnham Institute, Series 2006:
         400      5.000%, 9/01/21                                                   9/15 at 102.00           Baa3           327,104
         445      5.000%, 9/01/23                                                   9/15 at 102.00           Baa3           350,558
       3,500   San Diego Unified Port District, California, Revenue Bonds,          9/14 at 100.00            AA-         3,447,080
                  Series 2004B, 5.000%, 9/01/29 -  MBIA Insured
               San Joaquin Hills Transportation Corridor Agency, Orange County,
               California, Toll Road Revenue Refunding Bonds, Series 1997A:
      10,450      0.000%, 1/15/31 - MBIA Insured                                      No Opt. Call            AA-         1,903,990
       7,150      0.000%, 1/15/32 - MBIA Insured                                      No Opt. Call            AA-         1,196,624
      50,400      0.000%, 1/15/34 - MBIA Insured                                      No Opt. Call            AA-         7,165,368
      24,025      0.000%, 1/15/36 - MBIA Insured                                      No Opt. Call            AA-         2,909,187
------------------------------------------------------------------------------------------------------------------------------------
     266,070   Total California                                                                                         171,542,244
------------------------------------------------------------------------------------------------------------------------------------

               COLORADO - 4.8% (3.0% OF TOTAL INVESTMENTS)
       2,500   Centennial Water and Sanitation District, Colorado, Water and       12/14 at 100.00            AA-         2,604,900
                  Sewerage Revenue Bonds, Series 2004, 5.000%, 12/01/21 - FGIC
                  Insured
         690   Colorado Educational and Cultural Facilities Authority, Charter      9/15 at 100.00              A           643,494
                  School Revenue Bonds, Bromley School, Series 2005, 5.125%,
                  9/15/20 - SYNCORA GTY Insured
       2,125   Colorado Health Facilities Authority, Revenue Bonds, Evangelical     6/16 at 100.00             A-         1,670,165
                  Lutheran Good Samaritan Society, Series 2005, 5.000%, 6/01/29
       1,000   Colorado Health Facilities Authority, Revenue Bonds, Parkview        9/14 at 100.00             A3           899,590
                  Medical Center, Series 2004, 5.000%, 9/01/25
         800   Colorado Health Facilities Authority, Revenue Bonds, Poudre          3/15 at 100.00           BBB+           676,040
                  Valley Health Care, Series 2005F, 5.000%, 3/01/25
          25   Colorado Housing Finance Authority, Single Family Program Senior     5/09 at 104.50            Aaa            25,452
                  Bonds, Series 1997B-2, 7.000%, 5/01/26 (Alternative Minimum
                  Tax)
          75   Colorado Housing Finance Authority, Single Family Program Senior     5/09 at 105.00            Aaa            76,112
                  Bonds, Series 1997C-2, 6.875%, 11/01/28 (Alternative Minimum
                  Tax)
         405   Colorado Housing Finance Authority, Single Family Program Senior     4/10 at 105.00             AA           415,688
                  Bonds, Series 2000B-2, 7.250%, 10/01/31 (Alternative Minimum
                  Tax)
       7,235   Denver City and County, Colorado, Airport System Revenue Bonds,        No Opt. Call             A+         7,798,172
                  Series 1991D, 7.750%, 11/15/13 (Alternative Minimum Tax)
      19,810   Denver, Colorado, Excise Tax Revenue Bonds, Convention Center,       3/11 at 100.00            AAA        21,433,624
                  Series 2001A, 5.500%, 9/01/18 (Pre-refunded 3/01/11) - FSA
                  Insured

                                                           Nuveen Investments 15

    | Portfolio of INVESTMENTS April 30, 2009 (Unaudited)

   PRINCIPAL                                                                         OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               COLORADO (continued)
$     20,500   E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,        No Opt. Call            AA-   $     3,004,890
                  Series 2000B, 0.000%, 9/01/32 - MBIA Insured
          14   El Paso County, Colorado, FNMA Mortgage-Backed Single Family           No Opt. Call            Aaa            15,268
                  Revenue Refunding Bonds, Series 1992A-2, 8.750%, 6/01/11
------------------------------------------------------------------------------------------------------------------------------------
      55,179   Total Colorado                                                                                            39,263,395
------------------------------------------------------------------------------------------------------------------------------------

               CONNECTICUT - 0.6% (0.4% OF TOTAL INVESTMENTS)
       1,930   Connecticut, General Obligation Bonds, Series 2001C, 5.500%,           No Opt. Call             AA         2,321,327
                  12/15/16
       2,310   Greater New Haven Water Pollution Control Authority,                11/15 at 100.00            AA-         2,265,163
                  Connecticut, Regional Wastewater System Revenue Bonds,
                  Series 2005A, 5.000%, 11/15/30 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
       4,240   Total Connecticut                                                                                          4,586,490
------------------------------------------------------------------------------------------------------------------------------------

               DISTRICT OF COLUMBIA - 4.2% (2.7% OF TOTAL INVESTMENTS)
       4,300   District of Columbia Housing Finance Agency, GNMA                    6/09 at 100.00            AAA         4,303,225
                  Collateralized Single Family Mortgage Revenue Bonds, Series
                  1988E-4, 6.375%, 6/01/26 (Alternative Minimum Tax)
       9,505   District of Columbia, General Obligation Bonds, Series 1998B,          No Opt. Call            AA-        10,942,061
                  6.000%, 6/01/20 - MBIA Insured
               District of Columbia, Revenue Bonds, Georgetown University,
               Series 2001A:
      14,105      0.000%, 4/01/24 (Pre-refunded 4/01/11) - MBIA Insured              4/11 at 47.66        AA- (4)         6,526,807
       7,625      0.000%, 4/01/25 (Pre-refunded 4/01/11) - MBIA Insured              4/11 at 44.82        AA- (4)         3,318,705
      16,665      0.000%, 4/01/32 (Pre-refunded 4/01/11) - MBIA Insured              4/11 at 29.23        AA- (4)         4,730,527
       2,130   Washington Convention Center Authority, District of Columbia,       10/16 at 100.00            AAA         1,777,826
                  Senior Lien Dedicated Tax Revenue Bonds, Series 2007,
                  Residuals 1606, 10.676%, 10/01/30 - BHAC Insured (IF)
       3,335   Washington DC Convention Center Authority, Dedicated Tax            10/16 at 100.00            AAA         2,783,591
                  Revenue Bonds, Residual Series 1730,1731, 1736, 10.633%,
                  10/01/30 - AMBAC Insured (IF)
------------------------------------------------------------------------------------------------------------------------------------
      57,665   Total District of Columbia                                                                                34,382,742
------------------------------------------------------------------------------------------------------------------------------------

               FLORIDA - 5.8% (3.7% OF TOTAL INVESTMENTS)
       4,225   Brevard County Health Facilities Authority, Florida, Revenue         4/16 at 100.00             A-         3,687,411
                  Bonds, Health First Inc. Project, Series 2005, 5.000%,
                  4/01/24
       8,000   Hillsborough County Aviation Authority, Florida, Revenue Bonds,     10/13 at 100.00            AA-         8,215,120
                  Tampa International Airport, Series 2003A, 5.375%, 10/01/16
                  - MBIA Insured (Alternative Minimum Tax)
       5,400   Hillsborough County Industrial Development Authority, Florida,       4/10 at 101.00            N/R         2,788,776
                  Exempt Facilities Remarketed Revenue Bonds, National Gypsum
                  Company, Apollo Beach Project, Series 2000B, 7.125%, 4/01/30
                  (Alternative Minimum Tax)
      19,750   Miami-Dade County Expressway Authority, Florida, Toll System         7/16 at 100.00              A        17,335,954
                  Revenue Bonds, Series 2006, 4.500%, 7/01/33 - AMBAC Insured
       5,000   Orange County Health Facilities Authority, Florida, Hospital        11/10 at 101.00         A1 (4)         5,481,100
                  Revenue Bonds, Adventist Health System/Sunbelt Obligated
                  Group, Series 2000, 6.500%, 11/15/30 (Pre-refunded 11/15/10)
       6,910   South Miami Health Facilities Authority, Florida, Hospital           8/17 at 100.00            AA-         6,053,022
                  Revenue, Baptist Health System Obligation Group, Series
                  2007, 5.000%, 8/15/42 (UB)
       1,785   Tallahassee, Florida, Energy System Revenue Bonds, Series 2005,     10/15 at 100.00            AA-         1,771,773
                  5.000%, 10/01/28 - MBIA Insured
       2,375   Volusia County School Board, Florida, Certificates of                8/15 at 100.00            Aa3         2,390,651
                  Participation, Series 2005B, 5.000%, 8/01/22 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
      53,445   Total Florida                                                                                             47,723,807
------------------------------------------------------------------------------------------------------------------------------------

               GEORGIA - 1.8% (1.1% OF TOTAL INVESTMENTS)
       2,625   Fulton County Development Authority, Georgia, Revenue Bonds,         5/14 at 100.00            AA-         2,628,413
                  Georgia Tech Molecular Science Building, Series 2004,
                  5.250%, 5/01/24 - MBIA Insured
       6,025   Fulton-DeKalb Hospital Authority, Georgia, Revenue Refunding         1/14 at 100.00            AAA         6,443,135
                  Certificates, Series 2003, 5.250%, 1/01/20 - FSA Insured
       4,845   Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales           No Opt. Call            Aa3         5,624,706
                  Tax Revenue Refunding Bonds, Series 1992P, 6.250%, 7/01/20 -
                  AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
      13,495   Total Georgia                                                                                             14,696,254
------------------------------------------------------------------------------------------------------------------------------------

16 Nuveen Investments

   PRINCIPAL                                                                         OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               HAWAII - 1.3% (0.8% OF TOTAL INVESTMENTS)
$     10,000   Hawaii, General Obligation Bonds, Series 2003DA, 5.250%,             9/13 at 100.00             AA   $    10,929,300
                  9/01/21 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------

               IDAHO - 0.8% (0.5% OF TOTAL INVESTMENTS)
       5,000   Boise City, Idaho, Airport Revenue Certificates of                   9/10 at 100.00             A1         4,811,950
                  Participation, Series 2000, 5.500%, 9/01/25 - FGIC Insured
                  (Alternative Minimum Tax)
               Madison County, Idaho, Hospital Revenue Certificates of
               Participation, Madison Memorial Hospital, Series 2006:
       2,185      5.250%, 9/01/30                                                   9/16 at 100.00           BBB-         1,565,837
         600      5.250%, 9/01/37                                                   9/16 at 100.00           BBB-           407,664
------------------------------------------------------------------------------------------------------------------------------------
       7,785   Total Idaho                                                                                                6,785,451
------------------------------------------------------------------------------------------------------------------------------------

               ILLINOIS - 9.5% (6.0% OF TOTAL INVESTMENTS)
               Chicago Board of Education, Illinois, Unlimited Tax General
               Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1:
       8,890      0.000%, 12/01/16 - FGIC Insured                                     No Opt. Call            AA-         6,651,320
      10,000      0.000%, 12/01/20 - FGIC Insured                                     No Opt. Call            AA-         5,802,800
      10,130      0.000%, 12/01/24 - FGIC Insured                                     No Opt. Call            AA-         4,490,021
               Chicago Board of Education, Illinois, Unlimited Tax General
               Obligation Bonds, Dedicated Tax Revenues, Series 1999A:
      15,000      0.000%, 12/01/21 - FGIC Insured                                     No Opt. Call            AA-         8,171,100
      10,000      0.000%, 12/01/23 - FGIC Insured                                     No Opt. Call            AA-         4,757,700
       8,740   Illinois Development Finance Authority, Pollution Control            8/09 at 100.00            AA-         8,256,066
                  Revenue Refunding Bonds, Illinois Power Company, Series
                  1994A, 5.700%, 2/01/24 - MBIA Insured
               Illinois Finance Authority, Revenue Bonds, OSF Healthcare
               System, Series 2004:
       1,050      5.250%, 11/15/22                                                  5/14 at 100.00              A           969,413
       3,000      5.250%, 11/15/23                                                  5/14 at 100.00              A         2,721,390
         985   Illinois Finance Authority, Revenue Bonds, Proctor Hospital,         1/16 at 100.00           BBB-           736,613
                  Series 2006, 5.125%, 1/01/25
       1,225   Illinois Health Facilities Authority, Revenue Bonds, Condell         5/12 at 100.00            Aaa         1,355,303
                  Medical Center, Series 2002, 5.500%, 5/15/32 (Pre-refunded
                  5/15/12)
       9,820   Illinois Health Facilities Authority, Revenue Bonds, Sherman         8/09 at 100.00              A         8,480,356
                  Health Systems, Series 1997, 5.250%, 8/01/27 - AMBAC Insured
       1,000   Lombard Public Facilities Corporation, Illinois, Second Tier         1/16 at 100.00             AA           997,420
                  Conference Center and Hotel Revenue Bonds, Series 2005B,
                  5.250%, 1/01/30
      10,040   Metropolitan Pier and Exposition Authority, Illinois, Revenue          No Opt. Call            AA-         8,086,517
                  Bonds, McCormick Place Expansion Project, Series 1992A,
                  0.000%, 6/15/15 - FGIC Insured
       9,200   Metropolitan Pier and Exposition Authority, Illinois, Revenue       12/09 at 101.00            AAA         9,430,736
                  Bonds, McCormick Place Expansion Project, Series 1999A,
                  5.500%, 12/15/24 - FGIC Insured
       3,000   Metropolitan Pier and Exposition Authority, Illinois, Revenue          No Opt. Call            AAA         3,918,210
                  Bonds, McCormick Place Hospitality Facility, Series 1996A,
                  7.000%, 7/01/26 (ETM)
       3,000   Upper Illinois River Valley Development Authority, Healthcare       12/11 at 101.00           BBB+         2,656,920
                  Facilities Revenue Bonds, Morris Hospital, Series 2001,
                  6.625%, 12/01/31
------------------------------------------------------------------------------------------------------------------------------------
     105,080   Total Illinois                                                                                            77,481,885
------------------------------------------------------------------------------------------------------------------------------------

               INDIANA - 1.4% (0.9% OF TOTAL INVESTMENTS)
       2,005   Hamilton County Public Building Corporation, Indiana, First          8/14 at 100.00            AAA         2,105,330
                  Mortgage Bonds, Series 2004, 5.000%, 8/01/22 - FSA Insured
       7,965   Wawasee Community School Corporation, Indiana, First Mortgage        1/12 at 101.00        AA+ (4)         8,977,431
                  Bonds, New Elementary and Remodeling Building Corporation,
                  Series 2000, 5.750%, 1/15/20 (Pre-refunded 1/15/12)
------------------------------------------------------------------------------------------------------------------------------------
       9,970   Total Indiana                                                                                             11,082,761
------------------------------------------------------------------------------------------------------------------------------------

                                                           Nuveen Investments 17

    | Portfolio of INVESTMENTS April 30, 2009 (Unaudited)

   PRINCIPAL                                                                         OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               IOWA - 1.6% (1.0% OF TOTAL INVESTMENTS)
$      2,000   Iowa Finance Authority, Healthcare Revenue Bonds, Genesis            7/10 at 100.00             A1   $     2,000,900
                  Medical Center, Series 2000, 6.250%, 7/01/25
       3,570   Iowa Finance Authority, Industrial Remarketed Revenue Refunding        No Opt. Call            AAA         4,446,185
                  Bonds, Urbandale Hotel Corporation, Series 1989A, 8.500%,
                  8/01/16 (Alternative Minimum Tax) (ETM)
               Iowa Tobacco Settlement Authority, Asset Backed Settlement
               Revenue Bonds, Series 2005C:
      10,000      5.500%, 6/01/42                                                   6/15 at 100.00            BBB         5,613,700
       2,000      5.625%, 6/01/46                                                   6/15 at 100.00            BBB         1,129,700
------------------------------------------------------------------------------------------------------------------------------------
      17,570   Total Iowa                                                                                                13,190,485
------------------------------------------------------------------------------------------------------------------------------------

               KANSAS - 0.8% (0.5% OF TOTAL INVESTMENTS)
       6,000   Kansas Department of Transportation, Highway Revenue Bonds,          3/14 at 100.00            AAA         6,416,220
                  Series 2004A, 5.000%, 3/01/21 (UB)
------------------------------------------------------------------------------------------------------------------------------------

               KENTUCKY - 0.5% (0.3% OF TOTAL INVESTMENTS)
               Marshall County School District Finance Corporation, Kentucky,
               School Building Revenue Bonds, Series 2004:
       1,210      5.000%, 6/01/19 - AMBAC Insured                                   6/14 at 100.00            Aa3         1,230,582
       1,270      5.000%, 6/01/20 - AMBAC Insured                                   6/14 at 100.00            Aa3         1,283,576
       1,335      5.000%, 6/01/21 - AMBAC Insured                                   6/14 at 100.00            Aa3         1,336,722
------------------------------------------------------------------------------------------------------------------------------------
       3,815   Total Kentucky                                                                                             3,850,880
------------------------------------------------------------------------------------------------------------------------------------

               LOUISIANA - 3.8% (2.4% OF TOTAL INVESTMENTS)
       2,915   Jefferson Sales Tax District, Jefferson Parish, Louisiana,          12/12 at 100.00          A (4)         3,309,983
                  Special Sales Tax Revenue Refunding Bonds, Series 2002,
                  5.250%, 12/01/19 (Pre-refunded 12/01/12) - AMBAC Insured
         155   Louisiana Housing Finance Agency, Single Family Mortgage             9/09 at 101.00            Aaa           159,233
                  Revenue Bonds, Series 2000A, 7.450%, 12/01/31 (Alternative
                  Minimum Tax)
               Louisiana Public Facilities Authority, Extended Care Facilities
               Revenue Bonds, Comm-Care Corporation Project, Series 1994:
         485      11.000%, 2/01/14 (ETM)                                              No Opt. Call        N/R (4)           599,911
       4,330      11.000%, 2/01/14 (ETM)                                              No Opt. Call        N/R (4)         5,355,084
       2,000   Louisiana Public Facilities Authority, Hospital Revenue Bonds,       8/15 at 100.00             A+         1,680,760
                  Franciscan Missionaries of Our Lady Health System, Series
                  2005A, 5.250%, 8/15/31
       5,800   Louisiana Public Facilities Authority, Revenue Bonds, Ochsner        5/17 at 100.00             A3         4,333,528
                  Clinic Foundation Project, Series 2007A, 5.500%, 5/15/47
               Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series
               2005A:
       1,200      5.000%, 5/01/25 - FGIC Insured                                    5/15 at 100.00             AA         1,233,612
       2,210      5.000%, 5/01/26 - FGIC Insured                                    5/15 at 100.00             AA         2,259,394
       2,500      5.000%, 5/01/27 - FGIC Insured                                    5/15 at 100.00             AA         2,541,450
               Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series
               2006:
         930      4.750%, 5/01/39 - FSA Insured (UB)                                5/16 at 100.00            AAA           895,488
      10,105      4.500%, 5/01/41 - FGIC Insured (UB)                               5/16 at 100.00             AA         9,041,348
------------------------------------------------------------------------------------------------------------------------------------
      32,630   Total Louisiana                                                                                           31,409,791
------------------------------------------------------------------------------------------------------------------------------------

               MARYLAND - 1.0% (0.6% OF TOTAL INVESTMENTS)
       2,200   Baltimore, Maryland, Senior Lien Convention Center Hotel             9/16 at 100.00           Baa3         1,425,380
                  Revenue Bonds, Series 2006A, 5.250%, 9/01/27 - SYNCORA GTY
                  Insured
       3,560   Maryland Health and Higher Educational Facilities Authority,         7/16 at 100.00            AA-         3,090,863
                  Revenue Bonds, Western Maryland Health, Series 2006A,
                  4.750%, 7/01/36 - MBIA Insured
       3,600   Montgomery County Housing Opportunities Commission, Maryland,        7/10 at 100.00            Aaa         3,624,984
                  Multifamily Housing Development Bonds, Series 2000B, 6.200%,
                  7/01/30 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
       9,360   Total Maryland                                                                                             8,141,227
------------------------------------------------------------------------------------------------------------------------------------

18 Nuveen Investments

   PRINCIPAL                                                                         OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               MASSACHUSETTS - 5.0% (3.2% OF TOTAL INVESTMENTS)
$        840   Massachusetts Bay Transportation Authority, Assessment Bonds,        7/10 at 100.00            AAA   $       844,763
                  Series 2000A, 5.250%, 7/01/30
               Massachusetts Bay Transportation Authority, Assessment Bonds,
               Series 2000A:
       7,900      5.250%, 7/01/30 (Pre-refunded 7/01/10)                            7/10 at 100.00        Aa1 (4)         8,330,708
       1,260      5.250%, 7/01/30 (Pre-refunded 7/01/10)                            7/10 at 100.00        Aa1 (4)         1,328,695
       7,930   Massachusetts Housing Finance Agency, Rental Housing Mortgage        1/11 at 100.00              A         7,455,231
                  Revenue Bonds, Series 2001A, 5.850%, 7/01/35 - AMBAC Insured
                  (Alternative Minimum Tax)
       2,825   Massachusetts Industrial Finance Agency, Resource Recovery           6/09 at 102.00            BBB         2,614,312
                  Revenue Refunding Bonds, Ogden Haverhill Project, Series
                  1998A, 5.450%, 12/01/12 (Alternative Minimum Tax)
       5,625   Massachusetts Water Pollution Abatement Trust, Pooled Loan           8/16 at 100.00            AAA         4,730,063
                  Program Bonds, Tender Option Bond Trust 2847, 9.057%,
                  8/01/36 (IF)
       5,960   Massachusetts Water Resources Authority, General Revenue Bonds,      8/17 at 100.00            AA+         6,406,881
                  Series 2005A, 5.250%, 8/01/25 - MBIA Insured
       5,535   Massachusetts Water Resources Authority, General Revenue Bonds,      2/17 at 100.00            AAA         4,909,656
                  Series 2007A, 4.500%, 8/01/46 - FSA Insured (UB)
       3,820   Massachusetts, Special Obligation Dedicated Tax Revenue Bonds,       1/14 at 100.00          A (4)         4,320,611
                  Series 2004, 5.250%, 1/01/24 (Pre-refunded 1/01/14) - FGIC
                  Insured
------------------------------------------------------------------------------------------------------------------------------------
      41,695   Total Massachusetts                                                                                       40,940,920
------------------------------------------------------------------------------------------------------------------------------------

               MICHIGAN - 4.0% (2.5% OF TOTAL INVESTMENTS)
               Detroit, Michigan, General Obligation Bonds, Series 2003A:
       3,565      5.250%, 4/01/22 - SYNCORA GTY Insured                             4/13 at 100.00             BB         2,660,952
       1,275      5.250%, 4/01/23 - SYNCORA GTY Insured                             4/13 at 100.00             BB           935,825
       3,000   Kent Hospital Finance Authority, Michigan, Revenue Bonds,            7/15 at 100.00            BB+         2,162,880
                  Metropolitan Hospital, Series 2005A, 6.000%, 7/01/35
       6,600   Michigan Housing Development Authority, Limited Obligation           7/09 at 100.00            AAA         6,602,838
                  Multifamily Mortgage Revenue Refunding Bonds, Forest Hills
                  Regency Square Project, Series 1999A, 5.750%, 7/01/29
      10,000   Michigan State Building Authority, Revenue Refunding Bonds,         10/13 at 100.00            AA-         9,918,500
                  Facilities Program, Series 2003II, 5.000%, 10/15/23 - MBIA
                  Insured
       4,000   Michigan State Hospital Finance Authority, Revenue Bonds,           12/16 at 100.00             AA         3,747,840
                  Trinity Health Care Group, Series 2006A, 5.000%, 12/01/31
                  (UB)
         850   Monroe County Hospital Finance Authority, Michigan, Mercy            6/16 at 100.00           Baa3           499,197
                  Memorial Hospital Corporation Revenue Bonds, Series 2006,
                  5.500%, 6/01/35
       6,390   Wayne County, Michigan, Airport Revenue Bonds, Detroit              12/12 at 100.00            AA-         6,241,560
                  Metropolitan Airport, Series 2002D, 5.500%, 12/01/19 - FGIC
                  Insured (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
      35,680   Total Michigan                                                                                            32,769,592
------------------------------------------------------------------------------------------------------------------------------------

               MINNESOTA - 5.0% (3.2% OF TOTAL INVESTMENTS)
      13,650   Cohasset, Minnesota, Pollution Control Revenue Bonds, Allete         7/14 at 100.00             A-        12,939,791
                  Inc., Series 2004, 4.950%, 7/01/22
       2,000   Duluth Economic Development Authority, Minnesota, Healthcare         2/14 at 100.00         A- (4)         2,316,620
                  Facilities Revenue Bonds, Benedictine Health System - St.
                  Mary's Duluth Clinic, Series 2004, 5.375%, 2/15/22
                  (Pre-refunded 2/15/14)
               Eden Prairie, Minnesota, GNMA Collateralized Multifamily
               Housing Revenue Bonds, Rolling Hills Project, Series 2001A:
       1,000      6.150%, 8/20/31                                                   8/11 at 105.00            Aaa         1,064,040
       2,000      6.200%, 2/20/43                                                   8/11 at 105.00            Aaa         2,124,300
          90   Minnesota Agricultural and Economic Development Board,               5/09 at 101.00            AA-            83,437
                  Healthcare System Revenue Bonds, Fairview Hospital and
                  Healthcare Services, Series 1997A, 5.750%, 11/15/26 - MBIA
                  Insured
       1,500   Minnesota Municipal Power Agency, Electric Revenue Bonds,           10/14 at 100.00             A3         1,533,255
                  Series 2004A, 5.250%, 10/01/24
       1,545   St. Paul Housing and Redevelopment Authority, Minnesota,            11/15 at 100.00            BB+         1,251,110
                  Revenue Bonds, Healtheast Inc., Series 2005, 6.000%, 11/15/25

                                                           Nuveen Investments 19

    | Portfolio of INVESTMENTS April 30, 2009 (Unaudited)

   PRINCIPAL                                                                         OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               MINNESOTA (continued)
$     16,750   St. Paul Housing and Redevelopment Authority, Minnesota, Sales      11/15 at 103.00            AAA   $    19,787,106
                  Tax Revenue Refunding Bonds, Civic Center Project, Series
                  1996, 7.100%, 11/01/23 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
      38,535   Total Minnesota                                                                                           41,099,659
------------------------------------------------------------------------------------------------------------------------------------

               MISSISSIPPI - 0.8% (0.5% OF TOTAL INVESTMENTS)
       6,875   Mississippi Hospital Equipment and Facilities Authority,             9/14 at 100.00             AA         6,845,369
                  Revenue Bonds, Baptist Memorial Healthcare, 2004B-1, 5.000%,
                  9/01/24 (UB)
------------------------------------------------------------------------------------------------------------------------------------

               MISSOURI - 1.8% (1.1% OF TOTAL INVESTMENTS)
       2,000   Cole County Industrial Development Authority, Missouri, Revenue      2/14 at 100.00            N/R         1,626,900
                  Bonds, Lutheran Senior Services - Heisinger Project, Series
                  2004, 5.250%, 2/01/24
         500   Hannibal Industrial Development Authority, Missouri, Health          3/16 at 100.00           BBB+           445,345
                  Facilities Revenue Bonds, Hannibal Regional Hospital, Series
                  2006, 5.000%, 3/01/22
               Missouri Development Finance Board, Infrastructure Facilities
               Revenue Bonds, Branson Landing Project, Series 2005A:
       1,565      6.000%, 6/01/20                                                     No Opt. Call           BBB+         1,508,519
       1,660      5.000%, 6/01/35                                                   6/15 at 100.00           BBB+         1,261,202
       1,295   Missouri Health and Educational Facilities Authority, Revenue        6/11 at 101.00            AA-         1,315,034
                  Bonds, SSM Healthcare System, Series 2001A, 5.250%, 6/01/21
                  - AMBAC Insured
               Missouri Health and Educational Facilities Authority, Revenue
               Bonds, SSM Healthcare System, Series 2001A:
         205      5.250%, 6/01/21 (Pre-refunded 6/01/11) - AMBAC Insured            6/11 at 101.00        AA- (4)           222,630
       1,500      5.250%, 6/01/21 (Pre-refunded 6/01/11) - AMBAC Insured            6/11 at 101.00        AA- (4)         1,629,000
       4,150      5.250%, 6/01/28 (Pre-refunded 6/01/11) - AMBAC Insured            6/11 at 101.00        AA- (4)         4,506,900
       1,845   Missouri Housing Development Commission, Single Family Mortgage      9/09 at 103.00            AAA         1,863,930
                  Revenue Bonds, Homeownership Loan Program, Series 1999B-1,
                  6.700%, 9/01/30 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
      14,720   Total Missouri                                                                                            14,379,460
------------------------------------------------------------------------------------------------------------------------------------

               NEBRASKA - 0.3% (0.2% OF TOTAL INVESTMENTS)
       1,620   Omaha Public Power District, Nebraska, Separate Electric System      2/17 at 100.00            AAA         2,326,612
                  Revenue Bonds, Nebraska City 2, Series 2006A, Trust 11673,
                  17.921%, 2/01/49 - AMBAC Insured (IF)
------------------------------------------------------------------------------------------------------------------------------------

               NEVADA - 4.2% (2.7% OF TOTAL INVESTMENTS)
      10,410   Clark County School District, Nevada, General Obligation Bonds,      6/12 at 100.00         AA (4)        11,753,098
                  Series 2002C, 5.500%, 6/15/18 (Pre-refunded 6/15/12) - MBIA
                  Insured
      15,000   Clark County, Nevada, General Obligation Bank Bonds, Southern        6/11 at 100.00        AA+ (4)        16,277,250
                  Nevada Water Authority Loan, Series 2001, 5.250%, 6/01/26
                  (Pre-refunded 6/01/11) - FGIC Insured
               Director of Nevada State Department of Business and Industry,
               Revenue Bonds, Las Vegas Monorail Project, First Tier,
               Series 2000:
       6,425      0.000%, 1/01/29 - AMBAC Insured                                     No Opt. Call              A           277,046
      12,000      5.375%, 1/01/40 - AMBAC Insured                                   1/10 at 100.00              A         3,610,080
       2,700   Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue        6/19 at 100.00              A         2,769,201
                  Bonds, Series 2009A, 8.000%, 6/15/30
------------------------------------------------------------------------------------------------------------------------------------
      46,535   Total Nevada                                                                                              34,686,675
------------------------------------------------------------------------------------------------------------------------------------

               NEW HAMPSHIRE - 0.1% (0.0% OF TOTAL INVESTMENTS)
         405   New Hampshire Housing Finance Authority, Single Family Mortgage      7/09 at 100.00            Aa2           405,251
                  Acquisition Revenue Bonds, Series 1996B, 6.400%, 1/01/27
                  (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------

               NEW JERSEY - 9.9% (6.2% OF TOTAL INVESTMENTS)
      10,150   Delaware River Port Authority, Pennsylvania and New Jersey,          1/10 at 100.00            AAA        10,170,605
                  Revenue Bonds, Port District Project, Series 1999B, 5.625%,
                  1/01/26 - FSA Insured

20 Nuveen Investments

   PRINCIPAL                                                                         OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               NEW JERSEY (continued)
$      8,000   Essex County Improvement Authority, New Jersey, General             10/10 at 100.00         A1 (4)   $     8,593,600
                  Obligation Guaranteed Lease Revenue Bonds, County Correctional
                  Facility Project, Series 2000, 6.000%, 10/01/25 (Pre-refunded
                  10/01/10) - FGIC Insured
         470   Middlesex County Improvement Authority, New Jersey, Senior             No Opt. Call             B1           360,297
                  Revenue Bonds, Heldrich Center Hotel/Conference Center
                  Project, Series 2005A, 5.000%, 1/01/15
               New Jersey Economic Development Authority, School Facilities
               Construction Bonds, Series 2005P:
       3,655      5.250%, 9/01/24                                                   9/15 at 100.00            AA-         3,771,887
       2,000      5.250%, 9/01/26                                                   9/15 at 100.00            AA-         2,038,680
         300   New Jersey Educational Facilities Authority Revenue Refunding        6/19 at 100.00           Baa2           306,993
                  Bonds, University of Medicine and Dentistry of New Jersey
                  Issue, Series 2009 B, 7.500%, 12/01/32
         800   New Jersey Health Care Facilities Financing Authority, New           7/18 at 100.00           Baa2           628,224
                  Jersey, Revenue Bonds, Saint Peters University Hospital,
                  Series 2007, 5.750%, 7/01/37
       3,820   New Jersey Housing and Mortgage Finance Agency, Home Buyer          10/09 at 100.00            Aaa         3,823,667
                  Program Revenue Bonds, Series 1997U, 5.850%, 4/01/29 - MBIA
                  Insured (Alternative Minimum Tax)
               New Jersey Transportation Trust Fund Authority, Transportation
               System Bonds, Series 2003C:
       5,410      5.500%, 6/15/20 (Pre-refunded 6/15/13)                            6/13 at 100.00            AAA         6,265,051
       9,250      5.500%, 6/15/23 (Pre-refunded 6/15/13)                            6/13 at 100.00            AAA        10,711,963
       3,850   New Jersey Transportation Trust Fund Authority, Transportation         No Opt. Call            AA-         4,146,566
                  System Bonds, Series 2006A, 5.250%, 12/15/20
               New Jersey Turnpike Authority, Revenue Bonds, Series 2000A:
       3,915      6.000%, 1/01/14 - MBIA Insured (ETM)                                No Opt. Call        AA- (4)         4,645,226
       7,585      6.000%, 1/01/14 - MBIA Insured (ETM)                                No Opt. Call        AA- (4)         8,999,754
       2,500   New Jersey Turnpike Authority, Revenue Bonds, Series 2003A,          7/13 at 100.00            AA-         2,595,000
                  5.000%, 1/01/19 - FGIC Insured
       9,130   New Jersey Turnpike Authority, Revenue Bonds, Series 2005A,          1/15 at 100.00            AAA         9,503,874
                  5.000%, 1/01/25 - FSA Insured (UB)
       4,990   Tobacco Settlement Financing Corporation, New Jersey, Tobacco        6/17 at 100.00            BBB         4,208,816
                  Settlement Asset-Backed Bonds, Series 2007-1A, 4.500%, 6/01/23
------------------------------------------------------------------------------------------------------------------------------------
      75,825   Total New Jersey                                                                                          80,770,203
------------------------------------------------------------------------------------------------------------------------------------

               NEW MEXICO - 0.8% (0.5% OF TOTAL INVESTMENTS)
         460   New Mexico Mortgage Finance Authority, Single Family Mortgage        3/10 at 102.50            AAA           465,262
                  Program Bonds, Series 2000D-2, 6.850%, 9/01/31 (Alternative
                  Minimum Tax)
       5,585   Santa Fe County, New Mexico, Correctional System Gross Receipts        No Opt. Call            AAA         6,215,658
                  Tax Revenue Bonds, Series 1997, 6.000%, 2/01/27 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
       6,045   Total New Mexico                                                                                           6,680,920
------------------------------------------------------------------------------------------------------------------------------------

               NEW YORK - 13.2% (8.3% OF TOTAL INVESTMENTS)
               Dormitory Authority of the State of New York, Revenue Bonds,
               University of Rochester, Series 2004A:
       1,000      5.250%, 7/01/22                                                   7/14 at 100.00            Aa3         1,035,820
         500      5.250%, 7/01/24                                                   7/14 at 100.00            Aa3           513,380
       1,025   Dormitory Authority of the State of New York, Revenue Bonds,         7/14 at 100.00            AAA         1,199,609
                  University of Rochester, Series 2004A, 5.250%, 7/01/20
                  (Pre-refunded 7/01/14)
       1,995   Dormitory Authority of the State of New York, State and Local        7/14 at 100.00            AA-         2,122,281
                  Appropriation Lease Bonds, Upstate Community Colleges, Series
                  2004B, 5.250%, 7/01/20
       2,335   Dormitory Authority of the State of New York, State Personal         3/15 at 100.00            AAA         2,424,594
                  Income Tax Revenue Bonds, Series 2005F, 5.000%, 3/15/24 -
                  AMBAC Insured
       6,915   Hudson Yards Infrastructure Corporation, New York, Revenue Bonds,    2/17 at 100.00            AA-         5,275,661
                  Series 2006A, 4.500%, 2/15/47 - MBIA Insured
       6,000   Liberty Development Corporation, New York, Goldman Sachs               No Opt. Call             A1         5,333,100
                  Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35

                                                           Nuveen Investments 21

    | Portfolio of INVESTMENTS April 30, 2009 (Unaudited)

   PRINCIPAL                                                                         OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               NEW YORK (continued)
               Long Island Power Authority, New York, Electric System General
               Revenue Bonds, Series 2006A:
$      7,000      5.000%, 12/01/23 - FGIC Insured                                   6/16 at 100.00            AA-   $     7,197,260
       5,000      5.000%, 12/01/24 - FGIC Insured                                   6/16 at 100.00            AA-         5,110,500
       5,100   Long Island Power Authority, New York, Electric System Revenue      11/16 at 100.00            AA-         4,206,480
                  Bonds, Series 2006F, 4.250%, 5/01/33 - MBIA Insured
       3,900   Metropolitan Transportation Authority, New York,                    11/15 at 100.00              A         3,809,403
                  Transportation Revenue Bonds, Series 2005B, 5.000%,
                  11/15/30 - AMBAC Insured
       5,780   Metropolitan Transportation Authority, New York,                    11/15 at 100.00              A         5,580,301
                  Transportation Revenue Bonds, Series 2005F, 5.000%, 11/15/30
       3,000   Metropolitan Transportation Authority, New York,                    11/12 at 100.00            AA-         3,050,880
                  Transportation Revenue Refunding Bonds, Series 2002A,
                  5.125%, 11/15/21 - FGIC Insured
               New York City Industrial Development Agency, New York, Civic
               Facility Revenue Bonds, United Jewish Appeal - Federation
               of Jewish Philanthropies of New York Inc., Series 2004A:
       2,185      5.250%, 7/01/20                                                   7/14 at 100.00            Aa1         2,370,616
       2,050      5.250%, 7/01/21                                                   7/14 at 100.00            Aa1         2,199,753
       2,420      5.250%, 7/01/22                                                   4/14 at 100.00            Aa1         2,566,241
       1,370      5.250%, 7/01/24                                                   4/14 at 100.00            Aa1         1,433,541
      12,500   New York City, New York, General Obligation Bonds, Fiscal           10/13 at 100.00             AA        12,828,000
                  Series 2003D, 5.250%, 10/15/22 (UB)
         525   New York City, New York, General Obligation Bonds, Fiscal            6/13 at 100.00            AAA           541,963
                  Series 2003J, 5.500%, 6/01/23
       4,475   New York City, New York, General Obligation Bonds, Fiscal            6/13 at 100.00            AAA         5,188,002
                  Series 2003J, 5.500%, 6/01/23 (Pre-refunded 6/01/13)
       7,960   New York City, New York, General Obligation Bonds, Fiscal            4/15 at 100.00             AA         8,068,734
                  Series 2005M, 5.000%, 4/01/24 (UB)
       1,500   New York City, New York, General Obligation Bonds, Series            8/14 at 100.00             AA         1,766,850
                  2008, Trust 3217, 18.095%, 8/15/20 (IF)
       2,880   New York Convention Center Development Corporation, Hotel Fee       11/15 at 100.00            AAA         2,949,984
                  Revenue Bonds, Trust 2364, 14.755%, 11/15/44 - AMBAC
                  Insured (IF)
         650   New York Counties Tobacco Trust I, Tobacco Settlement                6/10 at 101.00            BBB           542,282
                  Pass-Through Bonds, Series 2000B, 6.500%, 6/01/35
       1,350   New York Counties Tobacco Trust I, Tobacco Settlement                6/10 at 101.00            AAA         1,450,238
                  Pass-Through Bonds, Series 2000B, 6.500%, 6/01/35
                  (Pre-refunded 6/01/10)
       7,400   New York State Tobacco Settlement Financing Corporation,             6/10 at 100.00            AA-         7,526,836
                  Tobacco Settlement Asset-Backed and State Contingency
                  Contract-Backed Bonds, Series 2003A-1, 5.500%, 6/01/16
       6,460   New York State Urban Development Corporation, State Personal         3/14 at 100.00            AAA         6,579,833
                  Income Tax Revenue Bonds, Series 2004A-1, 5.000%, 3/15/26 -
                  FGIC Insured
       4,750   Port Authority of New York and New Jersey, Consolidated              3/14 at 101.00            AA-         4,821,488
                  Revenue Bonds, One Hundred Thirty-Fifth Series 2004,
                  5.000%, 9/15/28 - SYNCORA GTY Insured
------------------------------------------------------------------------------------------------------------------------------------
     108,025   Total New York                                                                                           107,693,630
------------------------------------------------------------------------------------------------------------------------------------

               NORTH CAROLINA - 1.8% (1.2% OF TOTAL INVESTMENTS)
               Charlotte, North Carolina, Certificates of Participation,
               Governmental Facilities Projects, Series 2003G:
       5,785      5.250%, 6/01/22 (UB)                                              6/13 at 100.00            AA+         6,051,573
       3,475      5.250%, 6/01/23 (UB)                                              6/13 at 100.00            AA+         3,620,915
       4,120   Charlotte-Mecklenberg Hospital Authority, North Carolina,            1/18 at 100.00            AA-         3,709,730
                  Carolinas HealthCare System Revenue Bonds, Series 2008,
                  Trust 1149, 9.538%, 1/15/47 (IF)
       1,050   Charlotte-Mecklenburg Hospital Authority, North Carolina,            1/17 at 100.00            AA-         1,017,471
                  Health Care System Revenue Bonds, Carolinas Health Care,
                  Series 2007A, 5.000%, 1/15/31

22 Nuveen Investments

   PRINCIPAL                                                                         OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               NORTH CAROLINA (continued)
$      1,000   Gaston County Industrial Facilities and Pollution Control            8/15 at 100.00            N/R  $        482,050
                  Financing Authority, North Carolina, National Gypsum
                  Company Project Exempt Facilities Revenue Bonds, Series
                  2005, 5.750%, 8/01/35 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
      15,430   Total North Carolina                                                                                      14,881,739
------------------------------------------------------------------------------------------------------------------------------------

               NORTH DAKOTA - 1.3% (0.8% OF TOTAL INVESTMENTS)
       9,650   Dickinson, North Dakota, Health Care Facilities Revenue Bonds,       2/10 at 102.00        Aa2 (4)        10,376,163
                  BHS Long Term Care Inc., Series 1990, 7.625%, 2/15/20
                  (Pre-refunded 2/15/10) - RAAI Insured
------------------------------------------------------------------------------------------------------------------------------------

               OHIO - 3.0% (1.9% OF TOTAL INVESTMENTS)
               Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
               Settlement Asset-Backed Revenue Bonds, Senior Lien, Series
               2007A-2:
         270      5.125%, 6/01/24                                                   6/17 at 100.00            BBB           212,782
       2,850      5.875%, 6/01/30                                                   6/17 at 100.00            BBB         1,933,098
       2,745      5.750%, 6/01/34                                                   6/17 at 100.00            BBB         1,737,887
       6,285      5.875%, 6/01/47                                                   6/17 at 100.00            BBB         3,530,724
       4,265   Franklin County, Ohio, Hospital Revenue and Improvement Bonds,       5/11 at 101.00        Aa2 (4)         4,676,445
                  Children's Hospital Project, Series 2001, 5.500%, 5/01/28
                  (Pre-refunded 5/01/11) - AMBAC Insured
       2,720   Ohio State University, General Receipts Bonds, Series 2003B,         6/13 at 100.00             AA         2,936,240
                  5.250%, 6/01/20
         665   Richland County, Ohio, Hospital Facilities Revenue Refunding        11/10 at 101.00             A-           681,765
                  Bonds, MedCentral Health System Obligated Group, Series
                  2000A, 6.125%, 11/15/16
       1,335   Richland County, Ohio, Hospital Facilities Revenue Refunding        11/10 at 101.00         A- (4)         1,453,201
                  Bonds, MedCentral Health System Obligated Group, Series
                  2000A, 6.125%, 11/15/16 (Pre-refunded 11/15/10)
       7,000   Steubenville, Ohio, Hospital Facilities Revenue Refunding and       10/10 at 100.00         A3 (4)         7,571,900
                  Improvement Bonds, Trinity Health System, Series 2000,
                  6.500%, 10/01/30 (Pre-refunded 10/01/10)
------------------------------------------------------------------------------------------------------------------------------------
      28,135   Total Ohio                                                                                                24,734,042
------------------------------------------------------------------------------------------------------------------------------------

               OKLAHOMA - 2.6% (1.7% OF TOTAL INVESTMENTS)
               Norman Regional Hospital Authority, Oklahoma, Hospital Revenue
               Bonds, Series 2005:
         500      5.375%, 9/01/29                                                   9/16 at 100.00           BBB-           346,090
       1,050      5.375%, 9/01/36                                                   9/16 at 100.00           BBB-           688,863
       3,500   Oklahoma Capitol Improvement Authority, State Facilities             7/15 at 100.00             AA         3,617,915
                  Revenue Bonds, Series 2005F, 5.000%, 7/01/24 - AMBAC Insured
               Oklahoma Development Finance Authority, Revenue Bonds, Saint
               John Health System, Series 2007:
       8,150      5.000%, 2/15/37                                                   2/17 at 100.00              A         7,093,190
       1,335      5.000%, 2/15/42                                                   2/17 at 100.00              A         1,132,667
      10,035   Tulsa County Industrial Authority, Oklahoma, Health Care            12/16 at 100.00             AA         8,604,913
                  Revenue Bonds, Saint Francis Health System, Series 2006,
                  5.000%, 12/15/36 (UB)
         143   Tulsa County Industrial Authority, Oklahoma, Health Care            12/16 at 100.00             AA           105,909
                  Revenue Bonds, Saint Francis Health System, Series 2006,
                  Trust 3500, 8.325%, 12/15/36 (IF)
------------------------------------------------------------------------------------------------------------------------------------
      24,713   Total Oklahoma                                                                                            21,589,547
------------------------------------------------------------------------------------------------------------------------------------

               OREGON - 0.5% (0.3% OF TOTAL INVESTMENTS)
       1,060   Oregon Department of Administrative Services, Certificates of        5/15 at 100.00            AAA         1,100,768
                  Participation, Series 2005A, 5.000%, 5/01/24 - FSA Insured
       2,500   Oregon State Department of Transportation, Highway User Tax         11/14 at 100.00            AAA         2,884,175
                  Revenue Bonds, Series 2004A, 5.000%, 11/15/21 (Pre-refunded
                  11/15/14)
------------------------------------------------------------------------------------------------------------------------------------
       3,560   Total Oregon                                                                                               3,984,943
------------------------------------------------------------------------------------------------------------------------------------

                                                           Nuveen Investments 23

    | Portfolio of INVESTMENTS April 30, 2009 (Unaudited)

   PRINCIPAL                                                                         OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               PENNSYLVANIA - 4.9% (3.1% OF TOTAL INVESTMENTS)
$        980   Bucks County Industrial Development Authority, Pennsylvania,         3/17 at 100.00            BBB   $       619,987
                  Charter School Revenue Bonds, School Lane Charter School,
                  Series 2007A, 5.000%, 3/15/37
               Lancaster Higher Education Authority, Pennsylvania, Revenue
               Bonds, Franklin and Marshall College, Series 2003C:
       1,340      5.250%, 4/15/15                                                   4/13 at 100.00             A+         1,443,207
       1,960      5.250%, 4/15/17                                                   4/13 at 100.00             A+         2,080,226
       1,000   Pennsylvania State University, General Revenue Bonds, Series         9/15 at 100.00             AA         1,027,960
                  2005, 5.000%, 9/01/29
       2,625   Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,            6/16 at 100.00            Aa3         2,676,634
                  Series 2006A, 5.000%, 12/01/26 - AMBAC Insured
               Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General
               Ordinance, Fifth Series 2004A-1:
       4,505      5.000%, 9/01/21 - FSA Insured (UB)                                9/14 at 100.00            AAA         4,677,001
       4,735      5.000%, 9/01/22 - FSA Insured (UB)                                9/14 at 100.00            AAA         4,885,147
       8,145   Philadelphia Redevelopment Authority, Pennsylvania,                 10/09 at 102.00            N/R         6,254,057
                  Multifamily Housing Mortgage Revenue Bonds, Cricket Court
                  Apartments, Series 1998A, 6.200%, 4/01/25 (Alternative
                  Minimum Tax)
      14,000   State Public School Building Authority, Pennsylvania, Lease          6/13 at 100.00            AAA        16,020,340
                  Revenue Bonds, Philadelphia School District, Series 2003,
                  5.250%, 6/01/24 (Pre-refunded 6/01/13) - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
      39,290   Total Pennsylvania                                                                                        39,684,559
------------------------------------------------------------------------------------------------------------------------------------

               PUERTO RICO - 0.3% (0.2% OF TOTAL INVESTMENTS)
       2,500   Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue       8/17 at 100.00             A+         2,107,200
                  Bonds, Series 2007A, 5.250%, 8/01/57
------------------------------------------------------------------------------------------------------------------------------------

               RHODE ISLAND - 0.1% (0.0% OF TOTAL INVESTMENTS)
         800   Rhode Island Tobacco Settlement Financing Corporation, Tobacco       6/12 at 100.00            BBB           590,760
                  Settlement Asset-Backed Bonds, Series 2002A, 6.250%, 6/01/42
------------------------------------------------------------------------------------------------------------------------------------

               SOUTH CAROLINA - 5.2% (3.3% OF TOTAL INVESTMENTS)
       8,610   Dorchester County School District 2, South Carolina,                12/14 at 100.00            AA-         8,827,144
                  Installment Purchase Revenue Bonds, GROWTH, Series 2004,
                  5.250%, 12/01/24
               Greenville County School District, South Carolina, Installment
               Purchase Revenue Bonds, Series 2008, Trust 3219:
       1,275      17.894%, 12/01/18 (IF)                                           12/13 at 100.00             AA         1,547,825
         895      17.998%, 12/01/20 (IF)                                           12/13 at 100.00             AA         1,028,588
         465      17.972%, 12/01/21 (IF)                                           12/13 at 100.00             AA           523,478
               Lexington County Health Service District, South Carolina,
               Hospital Revenue Bonds, Series 2004:
       1,805      6.000%, 5/01/19 (Pre-refunded 5/01/14)                            5/14 at 100.00         A+ (4)         2,144,160
       2,400      5.500%, 5/01/24 (Pre-refunded 5/01/14)                            5/14 at 100.00         A+ (4)         2,794,152
               South Carolina JOBS Economic Development Authority, Hospital
               Refunding and Improvement Revenue Bonds, Palmetto Health
               Alliance, Series 2003C:
      13,345      6.375%, 8/01/34 (Pre-refunded 8/01/13)                            8/13 at 100.00       BBB+ (4)        15,637,271
       1,655      6.375%, 8/01/34 (Pre-refunded 8/01/13)                            8/13 at 100.00       BBB+ (4)         1,920,992
       7,975   Tobacco Settlement Revenue Management Authority, South               5/12 at 100.00        BBB (4)         8,372,554
                  Carolina, Tobacco Settlement Asset-Backed Bonds, Series
                  2001B, 6.000%, 5/15/22 (Pre-refunded 5/15/12)
------------------------------------------------------------------------------------------------------------------------------------
      38,425   Total South Carolina                                                                                      42,796,164
------------------------------------------------------------------------------------------------------------------------------------

               TENNESSEE - 1.8% (1.2% OF TOTAL INVESTMENTS)
       6,400   Johnson City Health and Educational Facilities Board,                7/16 at 100.00           BBB+         5,021,248
                  Tennessee, Revenue Bonds, Mountain States Health Alliance,
                  Series 2006A, 5.500%, 7/01/36
       6,100   Knox County Health, Educational and Housing Facilities Board,         1/17 at 31.68             A-           630,984
                  Tennessee, Hospital Revenue Refunding Bonds, Covenant
                  Health, Series 2006, 0.000%, 1/01/40
       5,000   Metropolitan Government of Nashville-Davidson County Health         10/19 at 100.00             AA         5,076,950
                  and Educational Facilities Board, Tennessee, Revenue
                  Refunding Bonds, Vanderbilt University, Series 2009B,
                  5.000%, 10/01/39

24 Nuveen Investments

   PRINCIPAL                                                                         OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               TENNESSEE (continued)
$        410   Sullivan County Health Educational and Housing Facilities            9/16 at 100.00           BBB+   $       250,752
                  Board, Tennessee, Revenue Bonds, Wellmont Health System,
                  Series 2006C, 5.250%, 9/01/36
               Sumner County Health, Educational, and Housing Facilities
               Board, Tennessee, Revenue Refunding Bonds, Sumner Regional
               Health System Inc., Series 2007:
       1,300      5.500%, 11/01/37                                                 11/17 at 100.00            N/R           660,283
       3,000      5.500%, 11/01/46                                                 11/17 at 100.00            N/R         1,479,030
       1,745   Tennessee Housing Development Agency, Homeownership Program          7/13 at 100.00             AA         1,738,927
                  Bonds, Series 2004, 5.000%, 7/01/34 (Alternative Minimum
                  Tax)
------------------------------------------------------------------------------------------------------------------------------------
      23,955   Total Tennessee                                                                                           14,858,174
------------------------------------------------------------------------------------------------------------------------------------

               TEXAS - 16.5% (10.4% OF TOTAL INVESTMENTS)
       5,000   Alliance Airport Authority, Texas, Special Facilities Revenue       12/12 at 100.00           CCC+         1,884,150
                  Bonds, American Airlines Inc., Series 2007, 5.250%,
                  12/01/29 (Alternative Minimum Tax)
       3,183   Austin Housing Finance Corporation, Texas, GNMA Collateralized      12/10 at 105.00            Aaa         3,392,632
                  Multifamily Housing Revenue Bonds, Fairway Village Project,
                  Series 2000A, 7.375%, 6/20/35 (Alternative Minimum Tax)
       8,840   Board of Regents, University of Texas System, Financing System       2/17 at 100.00            AAA         7,995,868
                  Revenue Bonds, Series 2006F, 4.250%, 8/15/36 (UB)
       2,150   Brazos River Authority, Texas, Pollution Control Revenue            10/13 at 101.00            CCC           864,365
                  Bonds, TXU Energy Company LLC Project, Series 2003C,
                  6.750%, 10/01/38 (Alternative Minimum Tax)
         175   Clear Creek Independent School District, Galveston and Harris        2/10 at 100.00            AAA           181,437
                  Counties, Texas, Unlimited Tax Schoolhouse and Refunding
                  Bonds, Series 2000, 6.000%, 2/15/16
         540   Harlingen Housing Finance Corporation, Texas, GNMA/FNMA Single       9/10 at 105.00            AAA           571,001
                  Family Mortgage Revenue Bonds, Series 2000A, 6.700%,
                  9/01/33 (Alternative Minimum Tax)
       1,335   Harris County Hospital District, Texas, Revenue Refunding              No Opt. Call             A1         1,385,009
                  Bonds, Series 1990, 7.400%, 2/15/10 - AMBAC Insured
         145   Harris County Hospital District, Texas, Revenue Refunding              No Opt. Call        AA- (4)           151,802
                  Bonds, Series 1990, 7.400%, 2/15/10 - AMBAC Insured (ETM)
      19,125   Harris County Hospital District, Texas, Revenue Refunding            8/10 at 100.00         AA (4)        20,326,046
                  Bonds, Series 2000, 6.000%, 2/15/15 (Pre-refunded 8/15/10)
                  - MBIA Insured
       4,000   Harris County-Houston Sports Authority, Texas, Junior Lien          11/11 at 100.00            AA-         3,148,720
                  Revenue Refunding Bonds, Series 2001B, 5.250%, 11/15/40 -
                  MBIA Insured
       5,000   Houston, Texas, First Lien Combined Utility System Revenue           5/14 at 100.00             AA         5,119,800
                  Bonds, Series 2004A, 5.250%, 5/15/25 - MBIA Insured
       6,000   Houston, Texas, General Obligation Public Improvement Bonds,         3/11 at 100.00            AAA         6,409,200
                  Series 2001B, 5.500%, 3/01/15 - FSA Insured
      13,975   Hutto Independent School District, Williamson County, Texas,         8/16 at 100.00            AAA        13,493,002
                  General Obligation Bonds, Series 2007A, 4.750%, 8/01/43 (UB)
               Kerrville Health Facilities Development Corporation, Texas,
               Revenue Bonds, Sid Peterson Memorial Hospital Project,
               Series 2005:
       2,000      5.250%, 8/15/21                                                     No Opt. Call           BBB-         1,825,180
       2,800      5.125%, 8/15/26                                                     No Opt. Call           BBB-         2,319,576
       1,505   Lower Colorado River Authority, Texas, Contract Revenue              5/13 at 100.00              A         1,514,211
                  Refunding Bonds, Transmission Services Corporation, Series
                  2003C, 5.250%, 5/15/23 - AMBAC Insured
         245   Lower Colorado River Authority, Texas, Revenue Refunding and         5/13 at 100.00         A1 (4)           280,741
                  Improvement Bonds, Series 2003, 5.250%, 5/15/24
                  (Pre-refunded 5/15/13) - AMBAC Insured
       3,155   Lower Colorado River Authority, Texas, Revenue Refunding and         5/13 at 100.00             A1         3,158,313
                  Improvement Bonds, Series 2003, 5.250%, 5/15/24 - AMBAC
                  Insured
       5,650   North Texas Thruway Authority, Second Tier System Revenue            1/18 at 100.00             A3         5,339,420
                  Refunding Bonds, Series 2008, 5.750%, 1/01/38
      11,000   Pearland Independent School District, Brazoria County, Texas,        2/17 at 100.00            AAA        10,469,910
                  General Obligation Bonds, Tender Option Bond Trust 1124,
                  7.458%, 2/15/32 (IF)

                                                           Nuveen Investments 25

    | Portfolio of INVESTMENTS April 30, 2009 (Unaudited)

   PRINCIPAL                                                                         OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               TEXAS (continued)
$      2,000   Sabine River Authority, Texas, Pollution Control Revenue            11/15 at 100.00            CCC   $       765,400
                  Bonds, TXU Electric Company, Series 2001C, 5.200%, 5/01/28
      12,130   Tarrant County Cultural & Educational Facilities Financing           2/17 at 100.00            AA-        11,365,204
                  Corporation, Texas, Revenue Bonds, Series 2007A, 5.000%,
                  2/15/36 (UB)
       7,255   Tarrant County Health Facilities Development Corporation,           12/10 at 105.00            Aaa         7,437,536
                  Texas, GNMA Collateralized Mortgage Loan Revenue Bonds,
                  Eastview Nursing Home, Ebony Lake Nursing Center, Ft.
                  Stockton Nursing Center, Lynnhaven Nursing Center and
                  Mission Oaks Manor, Series 2000A-1, 7.625%, 12/20/32
       4,000   Tarrant County Health Facilities Development Corporation,           11/10 at 101.00         A+ (4)         4,390,560
                  Texas, Hospital Revenue Bonds, Adventist Health System -
                  Sunbelt Obligated Group, Series 2000, 6.700%, 11/15/30
                  (Pre-refunded 11/15/10)
       5,000   Tarrant Regional Water District, Texas, Water Revenue                3/13 at 100.00            AAA         5,475,650
                  Refunding and Improvement Bonds, Series 1999, 5.250%,
                  3/01/17 - FSA Insured
       2,985   Texas State, General Obligation Bonds, Series 2007, Trust            4/17 at 100.00            Aa1         3,679,192
                  3213, 12.946%, 4/01/33 (IF)
      25,000   Texas Turnpike Authority, First Tier Revenue Bonds, Central            No Opt. Call              A         9,447,750
                  Texas Turnpike System, Series 2002A, 0.000%, 8/15/24 -
                  AMBAC Insured
       2,500   Tomball Hospital Authority, Texas, Hospital Revenue Bonds,           7/15 at 100.00           Baa3         2,023,575
                  Tomball Regional Hospital, Series 2005, 5.000%, 7/01/20
------------------------------------------------------------------------------------------------------------------------------------
     156,693   Total Texas                                                                                              134,415,250
------------------------------------------------------------------------------------------------------------------------------------

               UTAH - 0.0% (0.0% OF TOTAL INVESTMENTS)
         340   Utah Housing Finance Agency, Single Family Mortgage Bonds,           7/09 at 100.00            AAA           339,735
                  Series 1997F, 5.750%, 7/01/28 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------

               VIRGINIA - 0.5% (0.3% OF TOTAL INVESTMENTS)
       4,725   Virginia Beach Development Authority, Virginia, Multifamily         10/14 at 100.00            N/R         3,909,985
                  Residential Rental Housing Revenue Bonds, Mayfair
                  Apartments I and II, Series 1999, 7.500%, 10/01/39
                  (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------

               WASHINGTON - 3.5% (2.2% OF TOTAL INVESTMENTS)
       2,500   Energy Northwest, Washington, Electric Revenue Refunding             7/12 at 100.00            Aaa         2,737,200
                  Bonds, Columbia Generating Station - Nuclear Project 2,
                  Series 2002C, 5.750%, 7/01/17 - MBIA Insured
       3,125   Skagit County Public Hospital District 1, Washington, General        6/14 at 100.00             A3         3,210,000
                  Obligation Bonds, Series 2004A, 5.375%, 12/01/20 - MBIA
                  Insured
       5,000   Snohomish County, Washington, Limited Tax General Obligation        12/11 at 100.00             AA         5,118,600
                  Bonds, Series 2001, 5.250%, 12/01/26 - MBIA Insured
       4,750   Washington State Healthcare Facilities Authority, Revenue            5/09 at 101.00             A2         4,347,628
                  Bonds, Swedish Health Services, Series 1998, 5.125%,
                  11/15/22 - AMBAC Insured
               Washington State Tobacco Settlement Authority, Tobacco
               Settlement Asset-Backed Revenue Bonds, Series 2002:
       1,770      6.500%, 6/01/26                                                   6/13 at 100.00            BBB         1,706,315
       2,100      6.625%, 6/01/32                                                   6/13 at 100.00            BBB         1,676,010
       6,480   Washington State, Motor Vehicle Fuel Tax General Obligation            No Opt. Call            AA+         3,142,994
                  Bonds, Series 2002-03C, 0.000%, 6/01/24 - MBIA Insured
      11,000   Washington, General Obligation Bonds, Series 2000S-5, 0.000%,          No Opt. Call            AA+         7,023,060
                  1/01/20 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------
      36,725   Total Washington                                                                                          28,961,807
------------------------------------------------------------------------------------------------------------------------------------

26 Nuveen Investments

   PRINCIPAL                                                                         OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               WISCONSIN - 4.0% (2.5% OF TOTAL INVESTMENTS)
               Badger Tobacco Asset Securitization Corporation, Wisconsin,
               Tobacco Settlement Asset-Backed Bonds, Series 2002:
$      1,410      6.125%, 6/01/27 (Pre-refunded 6/01/12)                            6/12 at 100.00            AAA   $     1,512,803
         300      6.375%, 6/01/32 (Pre-refunded 6/01/12)                            6/12 at 100.00            AAA           337,308
               Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue
               Bonds, Public Schools, Series 2003A:
       1,000      5.125%, 8/01/22 (Pre-refunded 8/01/13) - AMBAC Insured            8/13 at 100.00         A1 (4)         1,145,760
         750      5.125%, 8/01/23 (Pre-refunded 8/01/13) - AMBAC Insured            8/13 at 100.00         A1 (4)           859,320
       1,000   Wisconsin Health and Educational Facilities Authority, Revenue       7/11 at 100.00             A-         1,011,630
                  Bonds, Agnesian Healthcare Inc., Series 2001, 6.000%, 7/01/21
       9,000   Wisconsin Health and Educational Facilities Authority, Revenue       4/13 at 100.00           BBB+         8,070,480
                  Bonds, Aurora Healthcare Inc., Series 2003, 6.400%, 4/15/33
       2,175   Wisconsin Health and Educational Facilities Authority, Revenue      10/11 at 100.00            BBB         2,180,916
                  Bonds, Carroll College Inc., Series 2001, 6.125%, 10/01/16
         790   Wisconsin Health and Educational Facilities Authority, Revenue       5/16 at 100.00            BBB           553,261
                  Bonds, Divine Savior Healthcare, Series 2006, 5.000%, 5/01/32
       6,025   Wisconsin Health and Educational Facilities Authority, Revenue       9/13 at 100.00       BBB+ (4)         7,072,507
                  Bonds, Franciscan Sisters of Christian Charity Healthcare
                  Ministry, Series 2003A, 6.000%, 9/01/22 (Pre-refunded 9/01/13)
       4,995   Wisconsin Health and Educational Facilities Authority, Revenue       9/17 at 100.00           BBB+         3,581,015
                  Bonds, Franciscan Sisters of Christian Charity HealthCare
                  Ministry, Series 2007, 5.000%, 9/01/33
       2,000   Wisconsin Health and Educational Facilities Authority, Revenue       8/16 at 100.00           BBB+         1,370,540
                  Bonds, Wheaton Franciscan Healthcare System, Series 2006,
                  5.250%, 8/15/34
       2,000   Wisconsin Health and Educational Facilities Authority, Revenue       8/13 at 100.00           BBB+         1,377,380
                  Bonds, Wheaton Franciscan Services Inc., Series 2003A,
                  5.250%, 8/15/25
               Wisconsin, General Obligation Bonds, Series 2004-3:
         175      5.250%, 5/01/19 - FGIC Insured                                    5/14 at 100.00            Aa3           188,860
       1,265      5.250%, 5/01/21 - FGIC Insured                                    5/14 at 100.00             AA         1,345,898
       1,545   Wisconsin, General Obligation Bonds, Series 2004-3, 5.250%,          5/14 at 100.00        Aa3 (4)         1,791,614
                  5/01/19 (Pre-refunded 5/01/14) - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------
      34,430   Total Wisconsin                                                                                           32,399,292
------------------------------------------------------------------------------------------------------------------------------------

               WYOMING - 0.4% (0.2% OF TOTAL INVESTMENTS)
       3,900   Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds,     12/15 at 100.00            BBB         2,911,389
                  FMC Corporation, Series 2005, 5.600%, 12/01/35 (Alternative
                  Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
$  1,525,235   Total Long-Term Investments (cost $1,347,873,799) - 158.3%                                             1,293,129,625
------------------------------------------------------------------------------------------------------------------------------------

                                                           Nuveen Investments 27

    | Portfolio of INVESTMENTS April 30, 2009 (Unaudited)

   PRINCIPAL                                                                         OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               SHORT-TERM INVESTMENTS - 0.2% (0.1% OF TOTAL INVESTMENTS)
               WASHINGTON - 0.2% (0.1% OF TOTAL INVESTMENTS)
$      1,931   King County, Washington, Sewer Revenue Bonds, Series 2001,           1/12 at 100.00            A-1   $     1,930,500
                  Trust 554, Variable Rate Demand Obligations 0.630%,
                  1/01/19 - FGIC Insured (5)
============------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (cost $1,930,500)                                                             1,930,500
               ---------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $1,349,804,299) - 158.5%                                                       1,295,060,125
               ---------------------------------------------------------------------------------------------------------------------
               Floating Rate Obligations - (12.6)%                                                                     (103,139,000)
               ---------------------------------------------------------------------------------------------------------------------
               Other Assets Less Liabilities - 3.1%                                                                      25,564,586
               ---------------------------------------------------------------------------------------------------------------------
               Preferred Shares, at Liquidation Value - (49.0)% (6)                                                    (400,650,000)
               ---------------------------------------------------------------------------------------------------------------------
               Net Assets Applicable to Common Shares - 100%                                                        $   816,835,711
               =====================================================================================================================

(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

      The Portfolio of Investments may reflect the ratings on certain bonds whose insurer has experienced downgrades as of the end of the reporting period. Please see the Portfolio Managers' Commentary for an expanded discussion of the affect on the Fund of changes to the ratings of certain bonds in the portfolio resulting from changes to the ratings of the underlying insurers both during the period and after period end.

(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(5) Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

(6) Preferred Shares, at Liquidation Value as a percentage of Total Investments is 30.9%.

N/R   Not rated.

(ETM) Escrowed to maturity.

(IF)  Inverse floating rate investment.

(UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140. See Notes to Financial Statements, Footnote 1- Inverse Floating Rate Securities for more information.

                                 See accompanying notes to financial statements.

28 Nuveen Investments

NPM | Nuveen Premium Income Municipal Fund 2, Inc.
    | Portfolio of INVESTMENTS April 30, 2009 Unaudited)

   PRINCIPAL                                                                         OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               ALABAMA - 4.3% (2.7% OF TOTAL INVESTMENTS)
$      6,995   Alabama Special Care Facilities Financing Authority, Revenue        11/16 at 100.00            Aa1   $     6,771,720
                  Bonds, Ascension Health, Series 2006C-2, 5.000%, 11/15/39
                  (UB)
               Birmingham Special Care Facilities Financing Authority,
               Alabama, Revenue Bonds, Baptist Health System Inc., Series
               2005A:
       3,500      5.250%, 11/15/20                                                 11/15 at 100.00           Baa1         2,704,835
       1,000      5.000%, 11/15/30                                                 11/15 at 100.00           Baa1           640,850
       4,000   Birmingham Waterworks And Sewer Board, Alabama, Water and            1/17 at 100.00             A+         3,148,560
                  Sewer Revenue Bonds, Tender Option Bond Trust 2707,
                  10.345%, 1/01/39 - AMBAC Insured (IF)
       1,960   Courtland Industrial Development Board, Alabama, Pollution           6/15 at 100.00            BBB         1,367,649
                  Control Revenue Bonds, International Paper Company, Series
                  2005A, 5.000%, 6/01/25
       1,690   Montgomery BMC Special Care Facilities Financing Authority,         11/14 at 100.00         A3 (4)         1,967,870
                  Alabama, Revenue Bonds, Baptist Medical Center, Series
                  2004C, 5.250%, 11/15/29 (Pre-refunded 11/15/14)
       6,255   University of South Alabama, Student Tuition Revenue Bonds,          3/14 at 100.00             A1         6,354,642
                  Series 2004, 5.000%, 3/15/24 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------
      25,400   Total Alabama                                                                                             22,956,126
------------------------------------------------------------------------------------------------------------------------------------

               ARIZONA - 0.5% (0.3% OF TOTAL INVESTMENTS)
               Glendale Industrial Development Authority, Arizona, Revenue
               Bonds, John C. Lincoln Health Network, Series 2005B:
         200      5.250%, 12/01/24                                                 12/15 at 100.00            BBB           176,254
         265      5.250%, 12/01/25                                                 12/15 at 100.00            BBB           231,907
         590   Pima County Industrial Development Authority, Arizona, Lease         7/09 at 100.00            Aa3           593,056
                  Obligation Revenue Refunding Bonds, Tucson Electric Power
                  Company, Series 1988A, 7.250%, 7/15/10 - FSA Insured
       2,750   Salt Verde Financial Corporation, Arizona, Senior Gas Revenue          No Opt. Call              A         1,864,198
                  Bonds, Series 2007, 5.000%, 12/01/37
------------------------------------------------------------------------------------------------------------------------------------
       3,805   Total Arizona                                                                                              2,865,415
------------------------------------------------------------------------------------------------------------------------------------

               ARKANSAS - 0.2% (0.1% OF TOTAL INVESTMENTS)
       1,000   Washington County, Arkansas, Hospital Revenue Bonds,                 2/15 at 100.00           Baa1           842,900
                  Washington Regional Medical Center, Series 2005B, 5.000%,
                  2/01/25
------------------------------------------------------------------------------------------------------------------------------------

               CALIFORNIA - 16.8% (10.4% OF TOTAL INVESTMENTS)
       5,690   California Department of Veterans Affairs, Home Purchase             6/12 at 101.00            Aa2         5,861,610
                  Revenue Bonds, Series 2002A, 5.300%, 12/01/21 - AMBAC
                  Insured
               California Department of Water Resources, Power Supply
               Revenue Bonds, Series 2002A:
       4,000      6.000%, 5/01/15 (Pre-refunded 5/01/12)                            5/12 at 101.00            Aaa         4,597,400
       5,500      5.375%, 5/01/21 (Pre-refunded 5/01/12)                            5/12 at 101.00            Aaa         6,220,445
               California Educational Facilities Authority, Revenue
               Refunding Bonds, Loyola Marymount University, Series 2001A:
       3,255      0.000%, 10/01/23 - MBIA Insured                                     No Opt. Call             A2         1,432,688
       5,890      0.000%, 10/01/24 - MBIA Insured                                     No Opt. Call             A2         2,399,998
       7,615      0.000%, 10/01/25 - MBIA Insured                                     No Opt. Call             A2         2,866,438
       3,740   California Health Facilities Financing Authority, Revenue           11/15 at 100.00             A2         3,422,586
                  Bonds, Cedars-Sinai Medical Center, Series 2005, 5.000%,
                  11/15/27

                                                           Nuveen Investments 29

    | Portfolio of INVESTMENTS April 30, 2009 (Unaudited)

   PRINCIPAL                                                                         OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               CALIFORNIA (continued)
$        820   California Health Facilities Financing Authority, Revenue           11/16 at 100.00            Aa3   $       775,417
                  Bonds, Sutter Health, Tender Option Bond Trust 3175,
                  13.644%, 11/15/42 (IF)
       2,055   California Infrastructure Economic Development Bank,                10/14 at 100.00            AA+         2,149,283
                  Infrastructure State Revolving Fund Revenue Bonds, Series
                  2004, 5.000%, 10/01/21
       1,000   California Statewide Community Development Authority, Revenue        7/15 at 100.00            BBB           628,940
                  Bonds, Daughters of Charity Health System, Series 2005A,
                  5.000%, 7/01/39
       5,355   California Statewide Community Development Authority, Revenue        5/18 at 100.00            Aa3         4,887,080
                  Bonds, Sutter Health, Tender Option Bond Trust 3175,
                  13.216%, 11/15/48 (IF)
       2,500   California, Economic Recovery Revenue Bonds, Series 2004A,             No Opt. Call             A+         2,785,125
                  5.250%, 7/01/14
       7,440   California, General Obligation Bonds, Series 2004, 5.125%,           2/14 at 100.00              A         7,446,845
                  2/01/25
       1,900   Chula Vista, California, Industrial Development Revenue              6/14 at 102.00             A2         1,924,529
                  Bonds, San Diego Gas and Electric Company, Series 1996A,
                  5.300%, 7/01/21
       2,500   Fontana Public Financing Authority, California, Tax                 10/15 at 100.00              A         2,369,400
                  Allocation Revenue Bonds, North Fontana Redevelopment
                  Project, Series 2005A, 5.000%, 10/01/23 - AMBAC Insured
      30,000   Foothill/Eastern Transportation Corridor Agency, California,           No Opt. Call            AAA        19,049,397
                  Toll Road Revenue Bonds, Series 1995A, 0.000%, 1/01/21
                  (ETM)
       1,385   Fullerton Public Financing Authority, California, Tax                9/15 at 100.00              A         1,205,684
                  Allocation Revenue Bonds, Series 2005, 5.000%, 9/01/27 -
                  AMBAC Insured
       1,000   Golden State Tobacco Securitization Corporation, California,         6/17 at 100.00            BBB           575,800
                  Enhanced Tobacco Settlement Asset-Backed Bonds, Series
                  2007A-1, 5.750%, 6/01/47
               Perris, California, Special Tax Bonds, Community Facilities
               District 2001-1, May Farms Improvement Area 4, Series
               2005A:
       1,420      5.000%, 9/01/25                                                   9/15 at 102.00            N/R         1,006,297
         435      5.100%, 9/01/30                                                   9/15 at 102.00            N/R           287,122
               San Diego County, California, Certificates of Participation,
               Burnham Institute, Series 2006:
         250      5.000%, 9/01/21                                                   9/15 at 102.00           Baa3           204,440
         275      5.000%, 9/01/23                                                   9/15 at 102.00           Baa3           216,637
       2,220   San Diego Redevelopment Agency, California, Subordinate Lien         9/14 at 100.00             A3         2,092,439
                  Tax Allocation Bonds, Centre City Project, Series 2004A,
                  5.000%, 9/01/20 - SYNCORA GTY Insured
         960   San Francisco Redevelopment Agency, California, Hotel Tax            7/09 at 100.00            AAA           961,661
                  Revenue Bonds, Series 1994, 6.750%, 7/01/25 - FSA Insured
               San Joaquin Hills Transportation Corridor Agency, Orange
               County, California, Toll Road Revenue Refunding Bonds,
               Series 1997A:
       4,595      0.000%, 1/15/32 - MBIA Insured                                      No Opt. Call            AA-           769,019
      32,400      0.000%, 1/15/34 - MBIA Insured                                      No Opt. Call            AA-         4,606,308
       6,000   San Jose Redevelopment Agency, California, Tax Allocation            8/14 at 100.00            AA-         6,038,040
                  Bonds, Merged Area Redevelopment Project, Series 2004A,
                  5.250%, 8/01/19 - MBIA Insured
       3,000   Walnut Energy Center Authority, California, Electric Revenue         1/14 at 100.00             A+         2,904,780
                  Bonds, Turlock Irrigation District, Series 2004A, 5.000%,
                  1/01/34 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
     143,200   Total California                                                                                          89,685,408
------------------------------------------------------------------------------------------------------------------------------------

               COLORADO - 2.1% (1.3% OF TOTAL INVESTMENTS)
       1,700   Centennial Water and Sanitation District, Colorado, Water and       12/14 at 100.00            AA-         1,767,031
                  Sewerage Revenue Bonds, Series 2004, 5.000%, 12/01/22 -
                  FGIC Insured
               Colorado Health Facilities Authority, Revenue Bonds,
               Evangelical Lutheran Good Samaritan Society, Series 2005:
       1,745      5.250%, 6/01/23                                                   6/16 at 100.00             A-         1,555,982
         475      5.000%, 6/01/29                                                   6/16 at 100.00             A-           373,331
         400   Colorado Health Facilities Authority, Revenue Bonds, Poudre          3/15 at 100.00           BBB+           338,020
                  Valley Health Care, Series 2005F, 5.000%, 3/01/25

30 Nuveen Investments

   PRINCIPAL                                                                         OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               COLORADO (continued)
$        305   Denver City and County, Colorado, Airport System Revenue               No Opt. Call             A+   $       328,741
                  Bonds, Series 1991D, 7.750%, 11/15/13 (Alternative Minimum
                  Tax)
       6,925   Denver Convention Center Hotel Authority, Colorado, Senior          11/16 at 100.00           BBB-         5,389,243
                  Revenue Bonds, Convention Center Hotel, Series 2006,
                  5.125%, 12/01/25 - SYNCORA GTY Insured
       1,700   Denver, Colorado, FHA-Insured Multifamily Housing Revenue           10/09 at 100.00           BBB+         1,688,457
                  Bonds, Boston Lofts Project, Series 1997A, 5.750%,
                  10/01/27 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
      13,250   Total Colorado                                                                                            11,440,805
------------------------------------------------------------------------------------------------------------------------------------

               CONNECTICUT - 1.0% (0.6% OF TOTAL INVESTMENTS)
       5,000   Connecticut, Special Tax Obligation Transportation                   1/14 at 100.00             AA         5,241,150
                  Infrastructure Purpose Bonds, Series 2003B, 5.000%,
                  1/01/21 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------

               DISTRICT OF COLUMBIA - 3.0% (1.9% OF TOTAL INVESTMENTS)
               District of Columbia, Revenue Bonds, Georgetown University,
               Series 2001A:
      11,720      0.000%, 4/01/27 (Pre-refunded 4/01/11) - MBIA Insured              4/11 at 39.61        AA- (4)         4,507,629
      13,780      0.000%, 4/01/28 (Pre-refunded 4/01/11) - MBIA Insured              4/11 at 37.21        AA- (4)         4,979,265
      15,855      0.000%, 4/01/29 (Pre-refunded 4/01/11) - MBIA Insured              4/11 at 35.07        AA- (4)         5,399,103
       1,335   Washington Convention Center Authority, District of Columbia,       10/16 at 100.00            AAA         1,114,271
                  Senior Lien Dedicated Tax Revenue Bonds, Series 2007,
                  Residuals 1606, 10.676%, 10/01/30 - AMBAC Insured (IF)
------------------------------------------------------------------------------------------------------------------------------------
      42,690   Total District of Columbia                                                                                16,000,268
------------------------------------------------------------------------------------------------------------------------------------

               FLORIDA - 2.2% (1.4% OF TOTAL INVESTMENTS)
       4,230   Brevard County Health Facilities Authority, Florida, Revenue         4/16 at 100.00             A-         3,691,775
                  Bonds, Health First Inc. Project, Series 2005, 5.000%,
                  4/01/24
       2,500   Escambia County Health Facilities Authority, Florida, Health        10/10 at 100.00           Baa1         2,261,925
                  Facility Revenue Refunding Bonds, Baptist Hospital and
                  Baptist Manor, Series 1998, 5.125%, 10/01/19
         555   Florida Housing Finance Corporation, Homeowner Mortgage              1/10 at 100.00            AAA           557,953
                  Revenue Bonds, Series 2000-11, 5.850%, 1/01/22 - FSA
                  Insured (Alternative Minimum Tax)
       3,600   Hillsborough County Industrial Development Authority,                4/10 at 101.00            N/R         1,859,184
                  Florida, Exempt Facilities Remarketed Revenue Bonds,
                  National Gypsum Company, Apollo Beach Project, Series
                  2000B, 7.125%, 4/01/30 (Alternative Minimum Tax)
       1,700   Miami-Dade County, Florida, Beacon Tradeport Community               5/12 at 102.00           BBB-         1,414,434
                  Development District, Special Assessment Bonds, Commercial
                  Project, Series 2002A, 5.625%, 5/01/32 - RAAI Insured
       2,455   South Miami Health Facilities Authority, Florida, Hospital           8/17 at 100.00            AA-         2,150,531
                  Revenue, Baptist Health System Obligation Group, Series
                  2007, 5.000%, 8/15/42 (UB)
------------------------------------------------------------------------------------------------------------------------------------
      15,040   Total Florida                                                                                             11,935,802
------------------------------------------------------------------------------------------------------------------------------------

               GEORGIA - 1.8% (1.1% OF TOTAL INVESTMENTS)
         500   Chatham County Hospital Authority, Savannah, Georgia,                1/14 at 100.00            BBB           377,065
                  Hospital Revenue Bonds, Memorial Health University Medical
                  Center Inc., Series 2004A, 5.375%, 1/01/26
          10   Municipal Electric Authority of Georgia, Combustion Turbine         11/13 at 100.00            AAA            11,577
                  Revenue Bonds, Series 2003A, 5.250%, 11/01/15
                  (Pre-refunded 11/01/13) - MBIA Insured
               Municipal Electric Authority of Georgia, Combustion Turbine
               Revenue Bonds, Series 2003A:
       3,405      5.250%, 11/01/15 - MBIA Insured                                  11/13 at 100.00             AA         3,677,741
       3,365      5.000%, 11/01/18 - MBIA Insured                                  11/13 at 100.00            AA-         3,513,127
       2,235   Richmond County Development Authority, Georgia, Revenue             12/14 at 100.00              A         2,258,870
                  Bonds, Medical College of Georgia, Cancer Research Center
                  Project, Series 2004A, 5.000%, 12/15/24 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
       9,515   Total Georgia                                                                                              9,838,380
------------------------------------------------------------------------------------------------------------------------------------

                                                           Nuveen Investments 31

    | Portfolio of INVESTMENTS April 30, 2009 (Unaudited)

   PRINCIPAL                                                                         OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               IDAHO - 0.9% (0.6% OF TOTAL INVESTMENTS)
$        125   Idaho Housing Agency, Senior Lien Single Family Mortgage             7/09 at 100.00            Aaa   $       129,258
                  Bonds, Series 1995F, 6.450%, 7/01/27 (Alternative Minimum
                  Tax)
       3,135   Idaho Housing and Finance Association, GNMA Housing Revenue          3/12 at 105.00            Aaa         3,172,307
                  Refunding Bonds, Wedgewood Terrace Project, Series
                  2002A-1, 7.250%, 3/20/37
         190   Idaho Housing and Finance Association, Single Family                 7/09 at 100.00            Aa1           195,337
                  Mortgage Bonds, Series 1996G, 6.350%, 7/01/26
                  (Alternative Minimum Tax)
         165   Idaho Housing and Finance Association, Single Family                 1/10 at 100.00            Aa2           170,255
                  Mortgage Bonds, Series 2000B, 6.250%, 7/01/22
                  (Alternative Minimum Tax)
         270   Idaho Housing and Finance Association, Single Family                 7/10 at 100.00            Aaa           279,550
                  Mortgage Bonds, Series 2000E, 5.950%, 7/01/20
                  (Alternative Minimum Tax)
               Madison County, Idaho, Hospital Revenue Certificates of
               Participation, Madison Memorial Hospital, Series 2006:
       1,000      5.250%, 9/01/30                                                   9/16 at 100.00           BBB-           716,630
         470      5.250%, 9/01/37                                                   9/16 at 100.00           BBB-           319,337
------------------------------------------------------------------------------------------------------------------------------------
       5,355   Total Idaho                                                                                                4,982,674
------------------------------------------------------------------------------------------------------------------------------------

               ILLINOIS - 15.1% (9.4% OF TOTAL INVESTMENTS)
       5,000   Chicago Board of Education, Illinois, Unlimited Tax General            No Opt. Call            AA-         2,901,400
                  Obligation Bonds, Dedicated Tax Revenues, Series 1999A,
                  0.000%, 12/01/20 - FGIC Insured
      22,670   Chicago, Illinois, General Obligation Bonds, City Colleges,            No Opt. Call            AA-        10,345,001
                  Series 1999, 0.000%, 1/01/25 - FGIC Insured
       1,175   Chicago, Illinois, GNMA Collateralized Multifamily Housing           6/09 at 102.00            Aaa         1,192,884
                  Revenue Bonds, Bryn Mawr-Belle Shores Project, Series
                  1997, 5.800%, 6/01/23 (Alternative Minimum Tax)
       2,570   Chicago, Illinois, Tax Increment Allocation Bonds,                   7/09 at 100.00            N/R         2,570,129
                  Read-Dunning Redevelopment Project, Series 1996B, 7.250%,
                  1/01/14
       2,510   Chicago, Illinois, Tax Increment Allocation Bonds, Sanitary          7/09 at 100.00            N/R         2,511,155
                  Drainage and Ship Canal Redevelopment Project, Series
                  1997A, 7.750%, 1/01/14
       4,865   Cook County Community Consolidated School District 15,                 No Opt. Call        Aa3 (4)         2,855,220
                  Palatine, Illinois, General Obligation Bonds, Series 2001,
                  0.000%, 12/01/20 - FGIC Insured (ETM)
       2,575   Cook County Community High School District 219, Niles                  No Opt. Call           Baa1         1,494,221
                  Township, Illinois, General Obligation Capital Appreciation
                  Bonds, Series 2001, 0.000%, 12/01/20 - MBIA Insured
       3,615   Cook County Community High School District 219, Niles                  No Opt. Call        N/R (4)         2,319,709
                  Township, Illinois, General Obligation Capital Appreciation
                  Bonds, Series 2001, 0.000%, 12/01/20 - MBIA Insured (ETM)
               Illinois Finance Authority, Revenue Bonds, OSF Healthcare
               System, Series 2004:
       2,000      5.250%, 11/15/14                                                  5/14 at 100.00              A         2,019,600
       4,420      5.250%, 11/15/15                                                  5/14 at 100.00              A         4,429,194
         395   Illinois Finance Authority, Revenue Bonds, Proctor Hospital,         1/16 at 100.00           BBB-           295,393
                  Series 2006, 5.125%, 1/01/25
       1,000   Illinois Health Facilities Authority, Revenue Bonds, Condell         5/12 at 100.00            Aaa         1,106,370
                  Medical Center, Series 2002, 5.500%, 5/15/32
                  (Pre-refunded 5/15/12)
       3,090   Illinois Health Facilities Authority, Revenue Bonds, Lake            7/13 at 100.00             A-         2,832,479
                  Forest Hospital, Series 2003, 6.000%, 7/01/33
       3,000   Illinois Health Facilities Authority, Revenue Refunding                No Opt. Call            Aa3         3,420,180
                  Bonds, Lutheran General Health System, Series 1993C,
                  6.000%, 4/01/18
               Illinois Housing Development Authority, Housing Finance
               Bonds, Series 2000A:
         175      5.750%, 9/01/10 (Alternative Minimum Tax)                         3/10 at 100.00             AA           178,645
       1,245      6.200%, 9/01/20 (Alternative Minimum Tax)                         3/10 at 100.00             AA         1,251,735
      11,000   Illinois, General Obligation Bonds, Illinois FIRST Program,            No Opt. Call            AA-        13,105,727
                  Series 2001, 6.000%, 11/01/26 - FGIC Insured
       2,000   Illinois, General Obligation Bonds, Illinois FIRST Program,          2/12 at 100.00            AA-         2,166,800
                  Series 2002, 5.500%, 2/01/18 - FGIC Insured

32 Nuveen Investments

   PRINCIPAL                                                                         OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               ILLINOIS (continued)
               Lake County Community Unit School District 60, Waukegan,
               Illinois, General Obligation Refunding Bonds, Series
               2001B:
$      3,230      0.000%, 11/01/19 - FSA Insured                                      No Opt. Call            Aa3   $     2,060,966
       1,740      0.000%, 11/01/21 - FSA Insured                                      No Opt. Call            Aa3           971,042
       4,020   Lake, Cook, Kane and McHenry Counties Community Unit School            No Opt. Call            AAA         4,684,024
                  District 220, Barrington, Illinois, General Obligation
                  Bonds, Series 2002, 5.250%, 12/01/20 - FSA Insured (UB)
               Lombard Public Facilities Corporation, Illinois, Second Tier
               Conference Center and Hotel Revenue Bonds, Series 2005B:
         855      5.250%, 1/01/25                                                   1/16 at 100.00             AA           843,269
       1,750      5.250%, 1/01/30                                                   1/16 at 100.00             AA         1,745,485
      17,945   McHenry and Kane Counties Community Consolidated School                No Opt. Call            N/R         8,913,640
                  District 158, Huntley, Illinois, General Obligation
                  Bonds, Series 2003, 0.000%, 1/01/22 - FGIC Insured
       2,910   McHenry County Community High School District 154, Marengo,            No Opt. Call             A1         1,667,314
                  Illinois, Capital Appreciation School Bonds, Series 2001,
                  0.000%, 1/01/21 - FGIC Insured
       2,540   Metropolitan Pier and Exposition Authority, Illinois,                6/12 at 101.00            AAA         2,556,789
                  Revenue Bonds, McCormick Place Expansion Project, Series
                  2002A, 5.000%, 12/15/28 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
     108,295   Total Illinois                                                                                            80,438,371
------------------------------------------------------------------------------------------------------------------------------------

               INDIANA - 3.0% (1.9% OF TOTAL INVESTMENTS)
       1,000   Ball State University, Indiana, Student Fee Revenue Bonds,           1/12 at 100.00         A+ (4)         1,117,900
                  Series 2002K, 5.750%, 7/01/20 (Pre-refunded 1/01/12) -
                  FGIC Insured
       3,500   Indiana Bond Bank, Special Program Bonds, East Chicago               2/10 at 101.00         AA (4)         3,682,875
                  Facilities Building Corporation, Series 2000A, 6.125%,
                  2/01/25 (Pre-refunded 2/01/10) - AMBAC Insured
               Indiana Transportation Finance Authority, Highway Revenue
               Bonds, Series 2000:
         805      5.375%, 12/01/25 (Pre-refunded 12/01/10)                         12/10 at 100.00        AA+ (4)           863,958
       4,195      5.375%, 12/01/25 (Pre-refunded 12/01/10)                         12/10 at 100.00        AA+ (4)         4,502,242
               Indiana University, Student Fee Revenue Bonds, Series 2004P:
       2,750      5.000%, 8/01/22 - AMBAC Insured                                   8/14 at 100.00            Aa1         2,879,635
       1,600      5.000%, 8/01/24 - AMBAC Insured                                   8/14 at 100.00            Aa1         1,655,712
       1,550   St. Joseph County Hospital Authority, Indiana, Revenue               2/15 at 100.00           BBB-         1,245,270
                  Bonds, Madison Center Inc., Series 2005, 5.250%, 2/15/23
------------------------------------------------------------------------------------------------------------------------------------
      15,400   Total Indiana                                                                                             15,947,592
------------------------------------------------------------------------------------------------------------------------------------

               IOWA - 1.6% (1.0% OF TOTAL INVESTMENTS)
       2,000   Iowa Finance Authority, Healthcare Revenue Bonds, Genesis            7/10 at 100.00             A1         2,000,900
                  Medical Center, Series 2000, 6.250%, 7/01/25
       8,000   Iowa Tobacco Settlement Authority, Asset Backed Settlement           6/15 at 100.00            BBB         4,490,960
                  Revenue Bonds, Series 2005C, 5.500%, 6/01/42
       2,000   Iowa Tobacco Settlement Authority, Tobacco Settlement                6/11 at 101.00            AAA         2,150,480
                  Asset-Backed Revenue Bonds, Series 2001B, 5.300%, 6/01/25
                  (Pre-refunded 6/01/11)
------------------------------------------------------------------------------------------------------------------------------------
      12,000   Total Iowa                                                                                                 8,642,340
------------------------------------------------------------------------------------------------------------------------------------

               KANSAS - 0.0% (0.0% OF TOTAL INVESTMENTS)
          95   Sedgwick and Shawnee Counties, Kansas, GNMA Collateralized             No Opt. Call            Aaa            97,021
                  Single Family Mortgage Revenue Refunding Bonds, Series
                  1994A-1, 7.900%, 5/01/24 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------

               LOUISIANA - 6.2% (3.9% OF TOTAL INVESTMENTS)
         240   Bossier Public Trust Financing Authority, Louisiana, Single          8/09 at 100.00            AAA           240,163
                  Family Mortgage Revenue Refunding Bonds, Series 1995B,
                  6.125%, 8/01/28
       1,935   East Baton Rouge Parish Mortgage Finance Authority,                 10/09 at 100.00            Aaa         1,941,676
                  Louisiana, GNMA/FNMA Mortgage-Backed Securities Program
                  Single Family Mortgage Revenue Bonds, Series 1994C,
                  6.350%, 10/01/28 (Alternative Minimum Tax)

                                                           Nuveen Investments 33

    | Portfolio of INVESTMENTS April 30, 2009 (Unaudited)

   PRINCIPAL                                                                         OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               LOUISIANA (continued)
$      4,350   Louisiana Citizens Property Insurance Corporation,                   6/16 at 100.00              A   $     3,905,256
                  Assessment Revenue Bonds, Series 2006, 5.000%, 6/01/22 -
                  AMBAC Insured
       4,000   Louisiana Public Facilities Authority, Hospital Revenue              8/15 at 100.00             A+         3,361,520
                  Bonds, Franciscan Missionaries of Our Lady Health System,
                  Series 2005A, 5.250%, 8/15/31
       2,700   Louisiana Public Facilities Authority, Revenue Bonds,                5/17 at 100.00             A3         2,017,332
                  Ochsner Clinic Foundation Project, Series 2007A, 5.500%,
                  5/15/47
               Louisiana State, Gasoline and Fuel Tax Revenue Bonds, Series
               2006A:
      14,550      4.750%, 5/01/39 - FSA Insured (UB)                                5/16 at 100.00            AAA        14,010,050
       5,920      4.500%, 5/01/41 - FGIC Insured (UB)                               5/16 at 100.00             AA         5,296,860
       2,485   Orleans Levee District, Louisiana, Levee District General            6/09 at 100.00            AAA         2,491,262
                  Obligation Bonds, Series 1986, 5.950%, 11/01/15 - FSA
                  Insured
------------------------------------------------------------------------------------------------------------------------------------
      36,180   Total Louisiana                                                                                           33,264,119
------------------------------------------------------------------------------------------------------------------------------------

               MARYLAND - 0.7% (0.4% OF TOTAL INVESTMENTS)
       1,865   Baltimore, Maryland, Senior Lien Convention Center Hotel             9/16 at 100.00           Baa3         1,226,928
                  Revenue Bonds, Series 2006A, 5.250%, 9/01/26 - SYNCORA
                  GTY Insured
       1,205   Maryland Economic Development Corporation, Student Housing           6/16 at 100.00           Baa2           887,109
                  Revenue Refunding Bonds, University of Maryland College
                  Park Projects, Series 2006, 5.000%, 6/01/28 - CIFG Insured
       1,390   Maryland Health and Higher Educational Facilities Authority,         7/14 at 100.00         A2 (4)         1,600,807
                  Revenue Bonds, LifeBridge Health System, Series 2004A,
                  5.250%, 7/01/19 (Pre-refunded 7/01/14)
------------------------------------------------------------------------------------------------------------------------------------
       4,460   Total Maryland                                                                                             3,714,844
------------------------------------------------------------------------------------------------------------------------------------

               MASSACHUSETTS - 7.5% (4.6% OF TOTAL INVESTMENTS)
       1,920   Massachusetts Development Finance Agency, Pioneer Valley               No Opt. Call            N/R         1,785,773
                  Resource Recovery Revenue Bonds, Eco/Springfield LLC,
                  Series 2000A, 8.375%, 7/01/14 (Alternative Minimum Tax)
       1,595   Massachusetts Development Finance Agency, Pioneer Valley               No Opt. Call            N/R         1,376,102
                  Resource Recovery Revenue Bonds, Eco/Springfield LLC,
                  Series 2006, 5.875%, 7/01/14 (Alternative Minimum Tax)
       1,000   Massachusetts Development Finance Authority, Revenue Bonds,         10/14 at 100.00            BBB           766,510
                  Hampshire College, Series 2004, 5.700%, 10/01/34
       9,175   Massachusetts Health and Educational Facilities Authority,          10/11 at 101.00           BBB+         7,569,467
                  Revenue Bonds, Berkshire Health System, Series 2001E,
                  5.700%, 10/01/25 - RAAI Insured
       1,100   Massachusetts Health and Educational Facilities Authority,           1/11 at 100.00            BBB           941,611
                  Revenue Bonds, Caritas Christi Obligated Group, Series
                  1999A, 5.625%, 7/01/20
       2,645   Massachusetts Health and Educational Facilities Authority,           5/12 at 100.00            N/R         2,102,987
                  Revenue Bonds, New England Medical Center Hospitals,
                  Series 2002H, 5.000%, 5/15/25 - FGIC Insured
         105   Massachusetts Health and Educational Facilities Authority,           5/12 at 100.00        N/R (4)           115,179
                  Revenue Bonds, New England Medical Center Hospitals,
                  Series 2002H, 5.000%, 5/15/25 (Pre-refunded 5/15/12) -
                  FGIC Insured
       3,795   Massachusetts Water Resources Authority, General Revenue             2/17 at 100.00            AAA         3,366,241
                  Bonds, Series 2007A, 4.500%, 8/01/46 - FSA Insured (UB)
               Massachusetts, General Obligation Bonds, Consolidated Loan,
               Series 2002E:
      11,400      5.250%, 1/01/21 (Pre-refunded 1/01/13) - FSA Insured              1/13 at 100.00            AAA        12,710,655
       1,850      5.250%, 1/01/21 (Pre-refunded 1/01/13) - FSA Insured              1/13 at 100.00            AAA         2,062,695
               Massachusetts, Special Obligation Dedicated Tax Revenue
               Bonds, Series 2004:
       2,250      5.250%, 1/01/21 (Pre-refunded 1/01/14) - FGIC Insured             1/14 at 100.00          A (4)         2,544,863
       4,000      5.250%, 1/01/24 (Pre-refunded 1/01/14) - FGIC Insured             1/14 at 100.00          A (4)         4,524,200
------------------------------------------------------------------------------------------------------------------------------------
      40,835   Total Massachusetts                                                                                       39,866,283
------------------------------------------------------------------------------------------------------------------------------------

34 Nuveen Investments

   PRINCIPAL                                                                         OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               MICHIGAN - 4.5% (2.8% OF TOTAL INVESTMENTS)
               Grand Rapids and Kent County Joint Building Authority,
               Michigan, Limited Tax General Obligation Bonds, Devos
               Place Project, Series 2001:
$      7,660      0.000%, 12/01/21                                                    No Opt. Call            AAA   $     4,388,491
       7,955      0.000%, 12/01/22                                                    No Opt. Call            AAA         4,300,950
       8,260      0.000%, 12/01/23                                                    No Opt. Call            AAA         4,171,961
       8,575      0.000%, 12/01/24                                                    No Opt. Call            AAA         4,057,519
       1,200   Kent Hospital Finance Authority, Michigan, Revenue Bonds,            7/15 at 100.00            BB+           865,152
                  Metropolitan Hospital, Series 2005A, 6.000%, 7/01/35
       1,500   Michigan State Hospital Finance Authority, Revenue Bonds,           12/16 at 100.00             AA         1,405,440
                  Trinity Health Care Group, Series 2006A, 5.000%, 12/01/31
                  (UB)
       1,220   Michigan State Hospital Finance Authority, Revenue Refunding         7/09 at 100.00             BB         1,220,281
                  Bonds, Detroit Medical Center Obligated Group, Series
                  1993A, 6.375%, 8/15/09
         340   Monroe County Hospital Finance Authority, Michigan, Mercy            6/16 at 100.00           Baa3           199,679
                  Memorial Hospital Corporation Revenue Bonds, Series 2006,
                  5.500%, 6/01/35
       3,270   Romulus Community Schools, Wayne County, Michigan, General           5/13 at 100.00            AA-         3,365,451
                  Obligation Bonds, Series 2003, 5.000%, 5/01/22
------------------------------------------------------------------------------------------------------------------------------------
      39,980   Total Michigan                                                                                            23,974,924
------------------------------------------------------------------------------------------------------------------------------------

               MINNESOTA - 4.2% (2.6% OF TOTAL INVESTMENTS)
       8,165   Cohasset, Minnesota, Pollution Control Revenue Bonds, Allete         7/14 at 100.00             A-         7,740,175
                  Inc., Series 2004, 4.950%, 7/01/22
               Minneapolis-St. Paul Housing and Redevelopment Authority,
               Minnesota, Revenue Bonds, HealthPartners Inc., Series
               2003:
       1,000      6.000%, 12/01/18                                                 12/13 at 100.00           Baa1         1,002,320
       1,050      5.875%, 12/01/29                                                 12/13 at 100.00           Baa1           935,708
       2,400   Minneapolis-St. Paul Metropolitan Airports Commission,               1/11 at 100.00            AAA         2,570,712
                  Minnesota, Airport Revenue Bonds, Series 2001A, 5.250%,
                  1/01/25 (Pre-refunded 1/01/11) - FGIC Insured
       3,000   Minneapolis-St. Paul Metropolitan Airports Commission,               1/11 at 100.00          A (4)         3,211,830
                  Minnesota, Subordinate Airport Revenue Bonds, Series
                  2001C, 5.250%, 1/01/26 (Pre-refunded 1/01/11) - FGIC
                  Insured
         310   Minnesota Housing Finance Agency, Rental Housing Bonds,              8/09 at 100.00            Aa1           311,153
                  Series 1995D, 5.950%, 2/01/18 - MBIA Insured
         315   Minnesota Housing Finance Agency, Single Family Mortgage             7/09 at 100.00            AA+           315,176
                  Bonds, Series 1996G, 6.250%, 7/01/26 (Alternative Minimum
                  Tax)
         660   Minnesota Housing Finance Agency, Single Family Mortgage             7/09 at 100.00            AA+           673,880
                  Revenue Bonds, Series 2000C, 6.100%, 7/01/30 (Alternative
                  Minimum Tax)
         895   Minnesota Housing Finance Agency, Single Family Remarketed           1/11 at 101.00            AA+           905,677
                  Mortgage Bonds, Series 1998H-2, 6.050%, 7/01/31
                  (Alternative Minimum Tax)
       1,000   Minnesota Municipal Power Agency, Electric Revenue Bonds,           10/14 at 100.00             A3         1,053,110
                  Series 2004A, 5.250%, 10/01/19
       1,055   Southern Minnesota Municipal Power Agency, Power Supply              7/09 at 100.00            Aaa         1,080,942
                  System Revenue Bonds, Series 1992B, 5.750%, 1/01/11 (ETM)
       1,620   St. Louis Park, Minnesota, Revenue Bonds, Park Nicollet              7/14 at 100.00        N/R (4)         1,871,683
                  Health Services, Series 2003B, 5.500%, 7/01/25
                  (Pre-refunded 7/01/14)
       1,000   St. Paul Housing and Redevelopment Authority, Minnesota,            11/15 at 100.00            BB+           809,780
                  Revenue Bonds, Healtheast Inc., Series 2005, 6.000%,
                  11/15/25
------------------------------------------------------------------------------------------------------------------------------------
      22,470   Total Minnesota                                                                                           22,482,146
------------------------------------------------------------------------------------------------------------------------------------

               MISSISSIPPI - 0.7% (0.4% OF TOTAL INVESTMENTS)
       3,675   Mississippi Hospital Equipment and Facilities Authority,             9/14 at 100.00             AA         3,659,161
                  Revenue Bonds, Baptist Memorial Healthcare, Series
                  2004B-1, 5.000%, 9/01/24 (UB)
------------------------------------------------------------------------------------------------------------------------------------

                                                           Nuveen Investments 35

    | Portfolio of INVESTMENTS April 30, 2009 (Unaudited)

   PRINCIPAL                                                                         OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               MISSOURI - 4.2% (2.6% OF TOTAL INVESTMENTS)
$      2,000   Cole County Industrial Development Authority, Missouri,              2/14 at 100.00            N/R  $      1,626,900
                  Revenue Bonds, Lutheran Senior Services - Heisinger
                  Project, Series 2004, 5.250%, 2/01/24
         200   Hannibal Industrial Development Authority, Missouri, Health          3/16 at 100.00           BBB+           178,138
                  Facilities Revenue Bonds, Hannibal Regional Hospital,
                  Series 2006, 5.000%, 3/01/22
       2,885   Joplin Industrial Development Authority, Missouri, Health            2/15 at 102.00           BBB+         2,523,625
                  Facilities Revenue Bonds, Freeman Health System, Series
                  2004, 5.500%, 2/15/24
       9,000   Kansas City, Missouri, Airport Revenue Bonds, General                9/12 at 100.00            AA-         9,413,460
                  Improvement Projects, Series 2003B, 5.250%, 9/01/17 -
                  FGIC Insured
               Missouri Development Finance Board, Infrastructure
               Facilities Revenue Bonds, Branson Landing Project,
               Series 2005A:
         780      6.000%, 6/01/20                                                     No Opt. Call           BBB+           751,850
       1,525      5.000%, 6/01/35                                                   6/15 at 100.00           BBB+         1,158,634
       1,000   Missouri Health and Educational Facilities Authority,                5/13 at 100.00             AA         1,003,410
                  Revenue Bonds, BJC Health System, Series 2003, 5.125%,
                  5/15/24
       1,200   Missouri Health and Educational Facilities Authority,                2/14 at 100.00           BBB+         1,130,520
                  Revenue Bonds, Lake Regional Health System, Series 2003,
                  5.125%, 2/15/18
       1,080   Missouri Health and Educational Facilities Authority,                6/11 at 101.00            AA-         1,096,708
                  Revenue Bonds, SSM Healthcare System, Series 2001A,
                  5.250%, 6/01/21 - AMBAC Insured
               Missouri Health and Educational Facilities Authority,
               Revenue Bonds, SSM Healthcare System, Series 2001A:
         170      5.250%, 6/01/21 (Pre-refunded 6/01/11) - AMBAC Insured            6/11 at 101.00        AA- (4)           184,620
       1,250      5.250%, 6/01/21 (Pre-refunded 6/01/11) - AMBAC Insured            6/11 at 101.00        AA- (4)         1,357,500
       2,000      5.250%, 6/01/28 (Pre-refunded 6/01/11) - AMBAC Insured            6/11 at 101.00        AA- (4)         2,172,000
------------------------------------------------------------------------------------------------------------------------------------
      23,090   Total Missouri                                                                                            22,597,365
------------------------------------------------------------------------------------------------------------------------------------

               NEBRASKA - 0.6% (0.3% OF TOTAL INVESTMENTS)
       1,470   Municipal Energy Agency of Nebraska, Power Supply System             4/13 at 100.00            AAA         1,504,913
                  Revenue Bonds, Series 2003A, 5.250%, 4/01/23 - FSA
                  Insured
       1,050   Omaha Public Power District, Nebraska, Separate Electric             2/17 at 100.00            AAA         1,507,989
                  System Revenue Bonds, Nebraska City 2, Series 2006A,
                  Trust 11673, 17.921%, 2/01/49 - BHAC Insured (IF)
------------------------------------------------------------------------------------------------------------------------------------
       2,520   Total Nebraska                                                                                             3,012,902
------------------------------------------------------------------------------------------------------------------------------------

               NEVADA - 4.1% (2.6% OF TOTAL INVESTMENTS)
      10,410   Clark County School District, Nevada, General Obligation             6/12 at 100.00         AA (4)        11,753,098
                  Bonds, Series 2002C, 5.500%, 6/15/18 (Pre-refunded
                  6/15/12) - MBIA Insured
       5,795   Clark County, Nevada, Motor Vehicle Fuel Tax Highway                 7/13 at 100.00            AA-         5,861,932
                  Improvement Revenue Bonds, Series 2003, 5.000%, 7/01/23
                  - AMBAC Insured
       4,000   Clark County, Nevada, Subordinate Lien Airport Revenue               7/14 at 100.00            AA-         4,034,920
                  Bonds, Series 2004A-2, 5.125%, 7/01/25 - FGIC Insured
       1,000   Director of Nevada State Department of Business and                  1/10 at 100.00              A           300,840
                  Industry, Revenue Bonds, Las Vegas Monorail Project,
                  First Tier, Series 2000, 5.375%, 1/01/40 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
      21,205   Total Nevada                                                                                              21,950,790
------------------------------------------------------------------------------------------------------------------------------------

               NEW JERSEY - 7.0% (4.3% OF TOTAL INVESTMENTS)
       5,480   Essex County Improvement Authority, New Jersey, Lease               12/13 at 100.00            Aa3         5,902,344
                  Revenue Bonds, Series 2003, 5.125%, 12/15/20 - FSA
                  Insured
         135   Essex County Improvement Authority, New Jersey, Lease               12/13 at 100.00        Aa3 (4)           155,727
                  Revenue Bonds, Series 2003, 5.125%, 12/15/20
                  (Pre-refunded 12/15/13) - FSA Insured
               New Jersey Economic Development Authority, School
               Facilities Construction Bonds, Series 2005P:
       1,325      5.250%, 9/01/24                                                   9/15 at 100.00            AA-         1,367,374
       1,000      5.250%, 9/01/26                                                   9/15 at 100.00            AA-         1,019,340

36 Nuveen Investments

   PRINCIPAL                                                                         OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               NEW JERSEY (continued)
$        520   New Jersey Health Care Facilities Financing Authority, New           7/18 at 100.00           Baa2   $       408,346
                  Jersey, Revenue Bonds, Saint Peters University Hospital,
                  Series 2007, 5.750%, 7/01/37
       3,675   New Jersey Housing and Mortgage Finance Agency, Multifamily          5/09 at 100.75             A+         3,676,617
                  Housing Revenue Bonds, Series 1997A, 5.650%, 5/01/40 -
                  AMBAC Insured (Alternative Minimum Tax)
       3,400   New Jersey Transportation Trust Fund Authority,                      6/13 at 100.00            AAA         3,937,370
                  Transportation System Bonds, Series 2003C, 5.500%,
                  6/15/22 (Pre-refunded 6/15/13)
       3,425   New Jersey Transportation Trust Fund Authority,                        No Opt. Call            AA-         3,688,828
                  Transportation System Bonds, Series 2006A, 5.250%,
                  12/15/20
       4,000   New Jersey Turnpike Authority, Revenue Bonds, Series 2003A,          7/13 at 100.00            AA-         4,152,000
                  5.000%, 1/01/19 - FGIC Insured
       3,000   New Jersey Turnpike Authority, Revenue Bonds, Series 2005A,          1/15 at 100.00            AAA         3,139,830
                  5.000%, 1/01/24 - FSA Insured
      10,500   Tobacco Settlement Financing Corporation, New Jersey,                6/17 at 100.00            BBB         6,869,940
                  Tobacco Settlement Asset-Backed Bonds, Series 2007-1A,
                  5.000%, 6/01/29
       3,185   Union County Utilities Authority, New Jersey, Solid Waste            6/09 at 100.50              A         3,048,141
                  Facility Subordinate Lease Revenue Bonds, Ogden Martin
                  Systems of Union Inc., Series 1998A, 5.350%, 6/01/23 -
                  AMBAC Insured (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
      39,645   Total New Jersey                                                                                          37,365,857
------------------------------------------------------------------------------------------------------------------------------------

               NEW YORK - 11.0% (6.8% OF TOTAL INVESTMENTS)
       5,000   Dormitory Authority of the State of New York, FHA-Insured            2/15 at 100.00            AA-         4,927,850
                  Revenue Bonds, Montefiore Medical Center, Series 2005,
                  5.000%, 2/01/28 - FGIC Insured
               Dormitory Authority of the State of New York, Revenue
               Bonds, Marymount Manhattan College, Series 1999:
       1,975      6.375%, 7/01/16 - RAAI Insured                                    7/09 at 101.00           BBB-         1,996,468
       2,080      6.375%, 7/01/17 - RAAI Insured                                    7/09 at 101.00           BBB-         2,102,027
       1,500   Dormitory Authority of the State of New York, State and              7/14 at 100.00            AA-         1,608,045
                  Local Appropriation Lease Bonds, Upstate Community
                  Colleges, Series 2004B, 5.250%, 7/01/19
       1,250   Hempstead Town Industrial Development Agency, New York,             10/15 at 100.00              A         1,203,813
                  Revenue Bonds, Adelphi University, Civic Facility
                  Project, Series 2005, 5.000%, 10/01/30
       5,025   Hudson Yards Infrastructure Corporation, New York, Revenue           2/17 at 100.00            AA-         3,833,723
                  Bonds, Series 2006A, 4.500%, 2/15/47 - MBIA Insured
       3,300   Long Island Power Authority, New York, Electric System              11/16 at 100.00            AA-         2,721,840
                  Revenue Bonds, Series 2006F, 4.250%, 5/01/33 - MBIA
                  Insured
       2,500   New York City Transitional Finance Authority, New York,              2/14 at 100.00            AAA         2,615,475
                  Future Tax Secured Bonds, Fiscal Series 2004C, 5.000%,
                  2/01/22 (UB)
               New York City Transitional Finance Authority, New York,
               Future Tax Secured Bonds, Tender Option Bond Trust 3218:
       1,720      17.077%, 8/01/23 (IF)                                             8/13 at 100.00            AAA         1,962,486
       1,815      17.089%, 8/01/24 (IF)                                             8/13 at 100.00            AAA         2,026,629
          35   New York City, New York, General Obligation Bonds, Fiscal              No Opt. Call             AA            35,016
                  Series 1996J, 5.500%, 2/15/26
       2,150   New York City, New York, General Obligation Bonds, Fiscal            3/15 at 100.00             AA         2,171,199
                  Series 2005J, 5.000%, 3/01/25
       5,000   New York City, New York, General Obligation Bonds, Fiscal            4/15 at 100.00             AA         5,068,300
                  Series 2005M, 5.000%, 4/01/24 (UB)
       1,000   New York City, New York, General Obligation Bonds, Series            8/14 at 100.00             AA         1,177,900
                  2004, Trust 3217, 18.095%, 8/15/20 (IF)
       1,855   New York Convention Center Development Corporation, Hotel           11/15 at 100.00            AAA         1,900,077
                  Fee Revenue Bonds, Trust 2364, 14.755%, 11/15/44 - AMBAC
                  Insured (IF)
               New York State Municipal Bond Bank Agency, Special School
               Purpose Revenue Bonds, Series 2003C:
       6,000      5.250%, 6/01/20                                                   6/13 at 100.00             A+         6,236,340
       5,100      5.250%, 6/01/21                                                   6/13 at 100.00             A+         5,256,060

                                                           Nuveen Investments 37

    | Portfolio of INVESTMENTS April 30, 2009 (Unaudited)

   PRINCIPAL                                                                         OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               NEW YORK (continued)
               New York State Tobacco Settlement Financing Corporation,
               Tobacco Settlement Asset-Backed and State Contingency
               Contract-Backed Bonds, Series 2003A-1:
$      3,400      5.500%, 6/01/16                                                   6/10 at 100.00            AA-   $     3,458,276
       2,000      5.500%, 6/01/19                                                   6/13 at 100.00            AA-         2,074,480
       6,250   Port Authority of New York and New Jersey, Special Project             No Opt. Call            AA-         6,173,500
                  Bonds, JFK International Air Terminal LLC, Sixth Series
                  1997, 6.250%, 12/01/15 - MBIA Insured (Alternative
                  Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
      58,955   Total New York                                                                                            58,549,504
------------------------------------------------------------------------------------------------------------------------------------

               NORTH CAROLINA - 1.6% (1.0% OF TOTAL INVESTMENTS)
       2,565   Charlotte-Mecklenberg Hospital Authority, North Carolina,            1/18 at 100.00            AA-         2,309,577
                  Carolinas HealthCare System Revenue Bonds, Series 2008,
                  Trust 1149, 9.538%, 1/15/47 (IF)
       2,065   Durham Urban Redevelopment Authority, North Carolina,                8/09 at 103.00            AAA         2,118,298
                  FHA-Insured Mortgage Loan Revenue Bonds, Durham Hosiery
                  Mill, Series 1987, 7.500%, 8/01/29 (Alternative Minimum
                  Tax)
         450   North Carolina Housing Finance Agency, Single Family                 9/09 at 100.00             AA           450,297
                  Revenue Bonds, Series 1996JJ, 6.450%, 9/01/27
                  (Alternative Minimum Tax)
               North Carolina Infrastructure Finance Corporation,
               Certificates of Participation, Correctional Facilities,
               Series 2004A:
       1,250      5.000%, 2/01/21                                                   2/14 at 100.00            AA+         1,299,375
       2,445      5.000%, 2/01/22                                                   2/14 at 100.00            AA+         2,528,864
------------------------------------------------------------------------------------------------------------------------------------
       8,775   Total North Carolina                                                                                       8,706,411
------------------------------------------------------------------------------------------------------------------------------------

               NORTH DAKOTA - 0.1% (0.1% OF TOTAL INVESTMENTS)
         605   North Dakota Housing Finance Agency, Home Mortgage Finance           7/10 at 100.00            Aa1           625,147
                  Program Bonds, Series 2000C, 6.150%, 7/01/31
                  (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------

               OHIO - 4.5% (2.8% OF TOTAL INVESTMENTS)
               Buckeye Tobacco Settlement Financing Authority, Ohio,
               Tobacco Settlement Asset-Backed Revenue Bonds, Senior
               Lien, Series 2007A-2:
          90      5.125%, 6/01/24                                                   6/17 at 100.00            BBB            70,927
         900      5.875%, 6/01/30                                                   6/17 at 100.00            BBB           610,452
         845      5.750%, 6/01/34                                                   6/17 at 100.00            BBB           534,978
       1,965      5.875%, 6/01/47                                                   6/17 at 100.00            BBB         1,103,878
       3,000   Columbus City School District, Franklin County, Ohio,               12/14 at 100.00            AAA         3,501,780
                  General Obligation Bonds, Series 2004, 5.250%, 12/01/24
                  (Pre-refunded 12/01/14) - FSA Insured
               Franklin County, Ohio, Hospital Revenue Bonds, OhioHealth
               Corporation, Series 2003C:
       2,330      5.250%, 5/15/17 - MBIA Insured                                    5/13 at 100.00             AA         2,417,934
       4,105      5.250%, 5/15/18 - MBIA Insured                                    5/13 at 100.00             AA         4,235,908
       2,000   Ohio Housing Finance Agency, FHA-Insured Multifamily                 7/09 at 101.00            Aa2         1,950,920
                  Housing Mortgage Revenue Bonds, Courtyards of Kettering,
                  Series 1998B-1, 5.550%, 1/01/40 (Alternative Minimum Tax)
       5,550   Ohio Water Development Authority, Solid Waste Disposal               9/09 at 101.00            N/R         4,421,463
                  Revenue Bonds, Bay Shore Power, Series 1998A, 5.875%,
                  9/01/20 (Alternative Minimum Tax)
       6,000   Ohio Water Development Authority, Solid Waste Disposal               9/09 at 102.00            N/R         5,099,580
                  Revenue Bonds, Bay Shore Power, Series 1998B, 6.625%,
                  9/01/20 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
      26,785   Total Ohio                                                                                                23,947,820
------------------------------------------------------------------------------------------------------------------------------------

               OKLAHOMA - 4.5% (2.8% OF TOTAL INVESTMENTS)
               Norman Regional Hospital Authority, Oklahoma, Hospital
               Revenue Bonds, Series 2005:
         500      5.375%, 9/01/29                                                   9/16 at 100.00           BBB-           346,090
         750      5.375%, 9/01/36                                                   9/16 at 100.00           BBB-           492,045
               Oklahoma Development Finance Authority, Revenue Bonds,
               Saint John Health System, Series 2007:
       5,020      5.000%, 2/15/37                                                   2/17 at 100.00              A         4,369,057
       1,020      5.000%, 2/15/42                                                   2/17 at 100.00              A           865,409

38 Nuveen Investments

   PRINCIPAL                                                                         OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               OKLAHOMA (continued)
$     10,000   Oklahoma Municipal Power Authority, Power Supply System              1/17 at 100.00            AA-   $     8,447,100
                  Revenue Bonds, Series 2007, 4.500%, 1/01/47 - FGIC
                  Insured
       5,000   Oklahoma State Student Loan Authority, Senior Lien Revenue           6/11 at 102.00            AAA         4,622,500
                  Bonds, Series 2001A-1, 5.625%, 6/01/31 (Alternative
                  Minimum Tax)
          99   Tulsa County Industrial Authority, Oklahoma, Health Care            12/16 at 100.00             AA            73,321
                  Revenue Bonds, Saint Francis Health System, Series 2006,
                  Trust 3500, 8.325%, 12/15/36 (IF)
       5,460   Tulsa County Industrial Authority, Oklahoma, Health Care            12/16 at 100.00             AA         4,681,895
                  Revenue Bonds, Saint Francis HealthSystem, Series 2006,
                  5.000%, 12/15/36 (UB)
------------------------------------------------------------------------------------------------------------------------------------
      27,849   Total Oklahoma                                                                                            23,897,417
------------------------------------------------------------------------------------------------------------------------------------

               OREGON - 1.5% (1.0% OF TOTAL INVESTMENTS)
       7,860   Multnomah County Hospital Facilities Authority, Oregon,             10/14 at 100.00             AA         8,204,111
                  Revenue Bonds, Sisters of Providence Health System,
                  Series 2004, 5.500%, 10/01/21 (UB)
------------------------------------------------------------------------------------------------------------------------------------

               PENNSYLVANIA - 2.6% (1.6% OF TOTAL INVESTMENTS)
       3,500   Allegheny County Sanitary Authority, Pennsylvania, Sewerage         12/15 at 100.00            AA-         3,560,725
                  Revenue Bonds, Series 2005A, 5.000%, 12/01/23 - MBIA
                  Insured
       1,500   Annville-Cleona School District, Lebanon County,                     3/15 at 100.00            Aa3         1,609,485
                  Pennsylvania, General Obligation Bonds, Series 2005,
                  6.000%, 3/01/28 - FSA Insured
         500   Bucks County Industrial Development Authority,                       3/17 at 100.00            BBB           316,320
                  Pennsylvania, Charter School Revenue Bonds, School Lane
                  Charter School, Series 2007A, 5.000%, 3/15/37
       1,050   Delaware Valley Regional Finance Authority, Pennsylvania,              No Opt. Call            Aa2         1,137,518
                  Local Government Revenue Bonds, Series 1997B, 5.700%,
                  7/01/27 - AMBAC Insured
       5,850   Pennsylvania Public School Building Authority, Lease                12/16 at 100.00            AAA         5,237,856
                  Revenue Bonds, School District of Philadelphia, Series
                  2006B, 4.500%, 6/01/32 - FSA Insured
       1,000   Pennsylvania State University, General Revenue Bonds,                9/15 at 100.00             AA         1,027,960
                  Series 2005, 5.000%, 9/01/29
       1,050   Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,            6/16 at 100.00            Aa3         1,070,654
                  Series 2006A, 5.000%, 12/01/26 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
      14,450   Total Pennsylvania                                                                                        13,960,518
------------------------------------------------------------------------------------------------------------------------------------

               RHODE ISLAND - 2.5% (1.6% OF TOTAL INVESTMENTS)
               Rhode Island Tobacco Settlement Financing Corporation,
               Tobacco Settlement Asset-Backed Bonds, Series 2002A:
       9,710      6.000%, 6/01/23                                                   6/12 at 100.00            BBB         8,962,718
       6,000      6.125%, 6/01/32                                                   6/12 at 100.00            BBB         4,420,680
------------------------------------------------------------------------------------------------------------------------------------
      15,710   Total Rhode Island                                                                                        13,383,398
------------------------------------------------------------------------------------------------------------------------------------

               SOUTH CAROLINA - 10.3% (6.4% OF TOTAL INVESTMENTS)
       9,000   Berkeley County School District, South Carolina,                    12/13 at 100.00             A-         9,171,990
                  Installment Purchase Revenue Bonds, Securing Assets for
                  Education, Series 2003, 5.250%, 12/01/24
      15,445   Greenville County School District, South Carolina,                  12/12 at 101.00         AA (4)        18,075,126
                  Installment Purchase Revenue Bonds, Series 2002, 5.875%,
                  12/01/17 (Pre-refunded 12/01/12)
       2,500   Greenville, South Carolina, Hospital Facilities Revenue              5/13 at 100.00            AA-         2,430,250
                  Refunding Bonds, Series 2003A, 5.000%, 5/01/25 - AMBAC
                  Insured
       7,600   Piedmont Municipal Power Agency, South Carolina, Electric            7/09 at 100.00             AA         7,177,592
                  Revenue Bonds, Series 1991, 4.000%, 1/01/23 - MBIA
                  Insured
       1,250   South Carolina JOBS Economic Development Authority,                 11/12 at 100.00         A3 (4)         1,429,050
                  Economic Development Revenue Bonds, Bon Secours Health
                  System Inc., Series 2002A, 5.625%, 11/15/30
                  (Pre-refunded 11/15/12)
       4,750   South Carolina JOBS Economic Development Authority,                 11/12 at 100.00             A-         4,291,958
                  Economic Development Revenue Bonds, Bon Secours Health
                  System Inc., Series 2002B, 5.625%, 11/15/30

                                                           Nuveen Investments 39

    | Portfolio of INVESTMENTS April 30, 2009 (Unaudited)

   PRINCIPAL                                                                         OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               SOUTH CAROLINA (continued)
               South Carolina JOBS Economic Development Authority,
               Hospital Refunding and Improvement Revenue Bonds,
               Palmetto Health Alliance, Series 2003C:
$      1,335      6.875%, 8/01/27 (Pre-refunded 8/01/13)                            8/13 at 100.00       BBB+ (4)   $     1,591,013
         165      6.875%, 8/01/27 (Pre-refunded 8/01/13)                            8/13 at 100.00       BBB+ (4)           194,799
       4,450      6.375%, 8/01/34 (Pre-refunded 8/01/13)                            8/13 at 100.00       BBB+ (4)         5,214,377
         550      6.375%, 8/01/34 (Pre-refunded 8/01/13)                            8/13 at 100.00       BBB+ (4)           638,396
       4,475   Tobacco Settlement Revenue Management Authority, South               5/12 at 100.00        BBB (4)         4,698,079
                  Carolina, Tobacco Settlement Asset-Backed Bonds, Series
                  2001B, 6.000%, 5/15/22 (Pre-refunded 5/15/12)
------------------------------------------------------------------------------------------------------------------------------------
      51,520   Total South Carolina                                                                                      54,912,630
------------------------------------------------------------------------------------------------------------------------------------

               TENNESSEE - 0.9% (0.6% OF TOTAL INVESTMENTS)
       3,200   Johnson City Health and Educational Facilities Board,                7/16 at 100.00           BBB+         2,510,624
                  Tennessee, Revenue Bonds, Mountain States Health
                  Alliance, Series 2006A, 5.500%, 7/01/36
       1,500   Memphis-Shelby County Airport Authority, Tennessee, Airport          3/10 at 101.00              A         1,518,375
                  Revenue Bonds, Series 1999D, 6.000%, 3/01/19 - AMBAC
                  Insured (Alternative Minimum Tax)
               Sumner County Health, Educational, and Housing Facilities
               Board, Tennessee, Revenue Refunding Bonds, Sumner
               Regional Health System Inc., Series 2007:
         800      5.500%, 11/01/37                                                 11/17 at 100.00            N/R           406,328
       1,000      5.500%, 11/01/46                                                 11/17 at 100.00            N/R           493,010
------------------------------------------------------------------------------------------------------------------------------------
       6,500   Total Tennessee                                                                                            4,928,337
------------------------------------------------------------------------------------------------------------------------------------

               TEXAS - 12.9% (8.0% OF TOTAL INVESTMENTS)
       5,810   Board of Regents, University of Texas System, Financing              2/17 at 100.00            AAA         5,255,203
                  System Revenue Bonds, Series 2006F, 4.250%, 8/15/36 (UB)
       5,110   Brazos River Authority, Texas, Pollution Control Revenue             4/13 at 101.00           Caa2         2,104,962
                  Refunding Bonds, TXU Electric Company, Series 1999C,
                  7.700%, 3/01/32 (Alternative Minimum Tax)
      10,000   Brazos River Harbor Navigation District, Brazoria County,            5/12 at 101.00           BBB-         8,789,900
                  Texas, Environmental Facilities Revenue Bonds, Dow
                  Chemical Company Project, Series 2002A-6, 6.250%,
                  5/15/33 (Mandatory put 5/15/17) (Alternative Minimum Tax)
       3,345   Fort Worth, Texas, Water and Sewerage Revenue Bonds, Series          2/12 at 100.00         AA (4)         3,746,166
                  2001, 5.625%, 2/15/19 (Pre-refunded 2/15/12)
       5,000   Gulf Coast Industrial Development Authority, Texas, Waste            6/10 at 100.00            BBB         3,923,000
                  Disposal Revenue Bonds, Valero Refining and Marketing
                  Company Project, Series 1997, 5.600%, 12/01/31
                  (Alternative Minimum Tax)
               Harris County Health Facilities Development Corporation,
               Texas, Hospital Revenue Bonds, Memorial Hermann
               Healthcare System, Series 2004A:
       1,000      5.000%, 12/01/20                                                 12/14 at 100.00              A           931,540
       1,000      5.000%, 12/01/21                                                 12/14 at 100.00              A           912,480
       2,500      5.125%, 12/01/22                                                 12/14 at 100.00              A         2,270,450
       2,800   Harris County-Houston Sports Authority, Texas, Senior Lien          11/11 at 100.00            AA-         2,337,664
                  Revenue Bonds, Series 2001G, 5.250%, 11/15/30 - MBIA
                  Insured
       4,000   Houston, Texas, First Lien Combined Utility System Revenue           5/14 at 100.00             AA         4,104,880
                  Bonds, Series 2004A, 5.250%, 5/15/24 - FGIC Insured
      10,850   Houston, Texas, Hotel Occupancy Tax and Special Revenue                No Opt. Call              A         4,216,636
                  Bonds, Convention and Entertainment Project, Series
                  2001B, 0.000%, 9/01/25 - AMBAC Insured
         725   Keller Independent School District, Tarrant County, Texas,           8/11 at 100.00            AAA           742,219
                  Unlimited Tax General Obligation Refunding Bonds, Series
                  2001, 5.250%, 8/15/26
               Kerrville Health Facilities Development Corporation, Texas,
               Revenue Bonds, Sid Peterson Memorial Hospital Project,
               Series 2005:
         800      5.250%, 8/15/21                                                     No Opt. Call           BBB-           730,072
       1,250      5.125%, 8/15/26                                                     No Opt. Call           BBB-         1,035,525

40 Nuveen Investments

   PRINCIPAL                                                                         OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               TEXAS (continued)
$      3,100   North Texas Thruway Authority, Second Tier System Revenue            1/18 at 100.00             A3   $     2,929,593
                  Refunding Bonds, Series 2008, 5.750%, 1/01/38
       2,000   Pearland Independent School District, Brazoria County,               2/11 at 100.00            AAA         2,149,600
                  Texas, Unlimited Tax Schoolhouse Bonds, Series 2001A,
                  5.250%, 2/15/22 (Pre-refunded 2/15/11)
       1,000   Sabine River Authority, Texas, Pollution Control Revenue            11/15 at 100.00            CCC           382,700
                  Bonds, TXU Electric Company, Series 2001C, 5.200%,
                  5/01/28
       3,935   Spring Branch Independent School District, Harris County,            2/11 at 100.00            AAA         4,220,130
                  Texas, Limited Tax Schoolhouse and Refunding Bonds,
                  Series 2001, 5.125%, 2/01/26 (Pre-refunded 2/01/11)
       7,100   Tarrant County Cultural & Educational Facilities Financing           2/17 at 100.00            AA-         6,652,345
                  Corporation, Texas, Revenue Bonds, Series 2007A, 5.000%,
                  2/15/36 (UB)
       3,755   Texas State, General Obligation Bonds, Series 2007, Trust            4/17 at 100.00            Aa1         4,628,263
                  3213, 12.946%, 4/01/33 (IF)
       3,900   Texas, General Obligation Bonds, Veterans Housing                   12/11 at 101.00            Aa1         3,903,432
                  Assistance Program Fund II, Series 2001, 5.200%,
                  12/01/21 (Alternative Minimum Tax) (UB)
       2,905   Weatherford Independent School District, Parker County,               2/11 at 44.73            AAA         1,186,634
                  Texas, Unlimited Tax School Building and Refunding
                  Bonds, Series 2001, 0.000%, 2/15/25
       4,040   Weatherford Independent School District, Parker County,               2/11 at 44.73            AAA         1,760,268
                  Texas, Unlimited Tax School Building and Refunding
                  Bonds, Series 2001, 0.000%, 2/15/25 (Pre-refunded
                  2/15/11)
------------------------------------------------------------------------------------------------------------------------------------
      85,925   Total Texas                                                                                               68,913,662
------------------------------------------------------------------------------------------------------------------------------------

               UTAH - 0.0% (0.0% OF TOTAL INVESTMENTS)
         145   Utah Housing Finance Agency, Single Family Mortgage Bonds,           7/09 at 101.50            AAA           148,177
                  Series 1997C, 5.600%, 7/01/18 (Alternative Minimum Tax)
          80   Utah Housing Finance Agency, Single Family Mortgage Bonds,           7/09 at 100.00            AAA            82,572
                  Series 1997E-2, 5.875%, 1/01/19 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
         225   Total Utah                                                                                                   230,749
------------------------------------------------------------------------------------------------------------------------------------

               WASHINGTON - 10.3% (6.4% OF TOTAL INVESTMENTS)
      15,000   Chelan County Public Utility District 1, Washington, Hydro           7/12 at 100.00             AA        13,490,697
                  Consolidated System Revenue Bonds, Series 2002A, 5.450%,
                  7/01/37 - AMBAC Insured (Alternative Minimum Tax)
       6,000   Energy Northwest, Washington, Electric Revenue Refunding             7/12 at 100.00            Aaa         6,569,280
                  Bonds, Columbia Generating Station - Nuclear Project 2,
                  Series 2002C, 5.750%, 7/01/17 - MBIA Insured
       5,000   Energy Northwest, Washington, Electric Revenue Refunding             7/13 at 100.00            AAA         5,461,650
                  Bonds, Nuclear Project 1, Series 2003A, 5.500%, 7/01/16
                  (UB)
      10,080   King County School District 401, Highline, Washington,               6/12 at 100.00            AA+        11,073,989
                  General Obligation Bonds, Series 2002, 5.500%, 12/01/16
                  - FGIC Insured
       6,965   Port of Seattle, Washington, Revenue Bonds, Series 1999A,            9/12 at 100.00            AA-         7,084,380
                  5.250%, 9/01/22 - FGIC Insured
       2,820   Skagit County Public Hospital District 1, Washington,               12/14 at 100.00             A3         2,923,381
                  General Obligation Bonds, Series 2004A,
                  5.375%, 12/01/19 - MBIA Insured
       2,500   Snohomish County, Washington, Limited Tax General                   12/11 at 100.00             AA         2,596,400
                  Obligation Bonds, Series 2001, 5.125%, 12/01/22 - MBIA
                  Insured
       1,000   Washington State Health Care Facilities Authority, Revenue             No Opt. Call            N/R           635,230
                  Bonds, Northwest Hospital and Medical Center of Seattle,
                  Series 2007, 5.700%, 12/01/32
       4,905   Washington, Various Purpose General Obligation Bonds,                7/09 at 100.00            AA+         4,917,704
                  Series 1999B, 5.000%, 1/01/19
------------------------------------------------------------------------------------------------------------------------------------
      54,270   Total Washington                                                                                          54,752,711
------------------------------------------------------------------------------------------------------------------------------------

                                                           Nuveen Investments 41

    | Portfolio of INVESTMENTS April 30, 2009 (Unaudited)

   PRINCIPAL                                                                         OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               WEST VIRGINIA - 1.5% (0.9% OF TOTAL INVESTMENTS)
$      5,000   Mason County, West Virginia, Pollution Control Revenue              10/11 at 100.00            BBB   $     4,847,600
                  Bonds, Appalachian Power Company, Series 2003L, 5.500%,
                  10/01/22
       1,000   Pleasants County, West Virginia, Pollution Control Revenue          10/09 at 101.00           Baa3           808,890
                  Bonds, West Penn Power Company Pleasants Station
                  Project, Series 1999E, 5.500%, 4/01/29 - AMBAC Insured
                  (Alternative Minimum Tax)
       2,355   West Virginia University, Unlimited Tax General Revenue             10/14 at 100.00            AA-         2,396,260
                  Bonds, Student Fees, Series 2004C, 5.000%, 10/01/24 -
                  FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------
       8,355   Total West Virginia                                                                                        8,052,750
------------------------------------------------------------------------------------------------------------------------------------

               WISCONSIN - 3.2% (2.0% OF TOTAL INVESTMENTS)
       5,105   Wisconsin Health and Educational Facilities Authority,               2/10 at 100.00             A3         4,184,773
                  Revenue Bonds, Aurora Health Care Inc., Series 1999A,
                  5.600%, 2/15/29
         315   Wisconsin Health and Educational Facilities Authority,               5/16 at 100.00            BBB           220,604
                  Revenue Bonds, Divine Savior Healthcare, Series 2006,
                  5.000%, 5/01/32
       1,000   Wisconsin Health and Educational Facilities Authority,               5/14 at 100.00           BBB+           875,781
                  Revenue Bonds, Fort Healthcare Inc., Series 2004,
                  5.750%, 5/01/24
       3,215   Wisconsin Health and Educational Facilities Authority,               8/09 at 100.00            AA-         3,203,298
                  Revenue Bonds, Marshfield Clinic, Series 1997, 5.625%,
                  2/15/17 - MBIA Insured
       4,530   Wisconsin Health and Educational Facilities Authority,               8/16 at 100.00           BBB+         3,104,274
                  Revenue Bonds, Wheaton Franciscan Healthcare System,
                  Series 2006, 5.250%, 8/15/34
       5,300   Wisconsin State, General Obligation Bonds, Series 2006A,             5/16 at 100.00             AA         5,403,403
                  4.750%, 5/01/25 - FGIC Insured (UB)
------------------------------------------------------------------------------------------------------------------------------------
      19,465   Total Wisconsin                                                                                           16,992,133
------------------------------------------------------------------------------------------------------------------------------------

               WYOMING - 0.4% (0.2% OF TOTAL INVESTMENTS)
       2,750   Sweetwater County, Wyoming, Solid Waste Disposal Revenue            12/15 at 100.00            BBB         2,052,904
                  Bonds, FMC Corporation, Series 2005, 5.600%, 12/01/35
                  (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
$  1,024,104   Total Long-Term Investments (cost $878,080,791) - 160.0%                                                 854,912,845
============------------------------------------------------------------------------------------------------------------------------

42 Nuveen Investments

   PRINCIPAL                                                                         OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               SHORT-TERM INVESTMENTS - 0.9% (0.6% OF TOTAL INVESTMENTS)
               MARYLAND - 0.4% (0.2% OF TOTAL INVESTMENTS)
$      2,000   Maryland Health and Higher Educational Facilities                    5/09 at 100.00            A-1  $      2,000,000
                  Authority, Goucher College, Variable Rate Demand
                  Obligations, Series 2007, 0.480%, 7/01/37 (5)
------------------------------------------------------------------------------------------------------------------------------------

               TEXAS - 0.5% (0.4% OF TOTAL INVESTMENTS)
       3,000   Red River Authority, Texas, Pollution Control Revenue                5/09 at 100.00         VMIG-1         3,000,000
                  Bonds, Southwestern Public Service Company, Variable
                  Rate Demand Obligations, Series 1996, 8.500%, 7/01/16 -
                  AMBAC Insured (5)
------------------------------------------------------------------------------------------------------------------------------------
$      5,000   Total Short-Term Investments (cost $5,000,000)                                                             5,000,000
============------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $883,080,791) - 160.9%                                                           859,912,845
               ---------------------------------------------------------------------------------------------------------------------
               Floating Rate Obligations - (11.7)%                                                                      (62,749,000)
               ---------------------------------------------------------------------------------------------------------------------
               Other Assets Less Liabilities - 2.8%                                                                      14,993,592
               ---------------------------------------------------------------------------------------------------------------------
               Preferred Shares, at Liquidation Value - (52.0)% (6)                                                    (277,675,000)
               ---------------------------------------------------------------------------------------------------------------------
               Net Assets Applicable to Common Shares - 100%                                                        $   534,482,437
               =====================================================================================================================

(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

      The Portfolio of Investments may reflect the ratings on certain bonds whose insurer has experienced Please downgrades as of the end of the reporting period. see the Portfolio Managers' Commentary for an expanded discussion of the affect on the Fund of changes to the ratings of certain bonds in the portfolio resulting from changes to the ratings of the underlying insurers both during the period and after period end.

(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(5) Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

(6) Preferred Shares, at Liquidation Value as a percentage of Total Investments is 32.3%.

N/R   Not rated.

(ETM) Escrowed to maturity.

(IF)  Inverse floating rate investment.

(UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140. See Notes to Financial Statements, Footnote 1- Inverse Floating Rate Securities for more information.

                                 See accompanying notes to financial statements.

                                                           Nuveen Investments 43

NPT | Nuveen Premium Income Municipal Fund 4, Inc.
    | Portfolio of INVESTMENTS April 30, 2009 (Unaudited)

   PRINCIPAL                                                                         OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               ALABAMA - 5.1% (3.1% OF TOTAL INVESTMENTS)
$      5,150   Alabama 21st Century Authority, Tobacco Settlement Revenue          12/11 at 101.00             A-   $     4,843,987
                  Bonds, Series 2001, 5.750%, 12/01/16
       2,395   Alabama Housing Finance Authority, FNMA Multifamily                  2/11 at 102.00            AAA         2,423,572
                  Housing Revenue Bonds, South Bay Apartments, Series
                  2000K, 5.950%, 2/01/33 (Alternative Minimum Tax)
      11,895   Alabama Special Care Facilities Financing Authority,                 5/09 at 100.00            Aaa        11,930,209
                  Birmingham, Hospital Revenue Bonds, Daughters of
                  Charity National Health System - Providence Hospital
                  and St. Vincent's Hospital, Series 1995, 5.000%,
                  11/01/25 (ETM)
       5,000   Alabama Special Care Facilities Financing Authority,                11/16 at 100.00            Aa1         4,840,400
                  Revenue Bonds, Ascension Health, Series 2006C-2,
                  5.000%, 11/15/39 (UB)
       1,000   Birmingham Special Care Facilities Financing Authority,             11/15 at 100.00           Baa1           640,850
                  Alabama, Revenue Bonds, Baptist Health System Inc.,
                  Series 2005A, 5.000%, 11/15/30
       1,000   Courtland Industrial Development Board, Alabama, Pollution           6/15 at 100.00            BBB           697,780
                  Control Revenue Bonds, International Paper Company,
                  Series 2005A, 5.000%, 6/01/25
------------------------------------------------------------------------------------------------------------------------------------
      26,440   Total Alabama                                                                                             25,376,798
------------------------------------------------------------------------------------------------------------------------------------

               ALASKA - 1.0% (0.6% OF TOTAL INVESTMENTS)
       1,665   Alaska Housing Finance Corporation, General Housing                 12/14 at 100.00             AA         1,654,061
                  Purpose Bonds, Series 2005A, 5.000%, 12/01/30 - FGIC
                  Insured (UB)
       3,065   Alaska Municipal Bond Bank Authority, General Obligation            12/13 at 100.00        AA- (4)         3,551,109
                  Bonds, Series 2003E, 5.250%, 12/01/26 (Pre-refunded
                  12/01/13) - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
       4,730   Total Alaska                                                                                               5,205,170
------------------------------------------------------------------------------------------------------------------------------------

               ARIZONA - 1.2% (0.7% OF TOTAL INVESTMENTS)
       5,000   Arizona Tourism and Sports Authority, Tax Revenue Bonds,             7/13 at 100.00             A2         4,550,500
                  Multipurpose Stadium Facility Project, Series 2003A,
                  5.000%, 7/01/31 - MBIA Insured
       2,000   Salt Verde Financial Corporation, Arizona, Senior Gas                  No Opt. Call              A         1,355,780
                  Revenue Bonds, Series 2007, 5.000%, 12/01/37
------------------------------------------------------------------------------------------------------------------------------------
       7,000   Total Arizona                                                                                              5,906,280
------------------------------------------------------------------------------------------------------------------------------------

               ARKANSAS - 0.0% (0.0% OF TOTAL INVESTMENTS)
          15   Lonoke County Residential Housing Facilities Board,                 10/09 at 100.00            Aaa            14,734
                  Arkansas, FNMA Mortgage-Backed Securities Program
                  Single Family Mortgage Revenue Refunding Bonds, Series
                  1993A, 7.900%, 4/01/11
------------------------------------------------------------------------------------------------------------------------------------

               CALIFORNIA - 14.5% (8.9% OF TOTAL INVESTMENTS)
      10,000   Anaheim Public Finance Authority, California, Public                 9/17 at 100.00            AA-         7,898,200
                  Improvement Project Lease Bonds, Series 2007A-1,
                  4.375%, 3/01/37 - FGIC Insured
      17,000   California Health Facilities Financing Authority, Health             3/13 at 100.00              A        13,615,809
                  Facility Revenue Bonds, Adventist Health System/West,
                  Series 2003A, 5.000%, 3/01/33
       5,000   California Health Facilities Financing Authority, Revenue            4/16 at 100.00             A+         4,213,750
                  Bonds, Kaiser Permanante System, Series 2006, 5.000%,
                  4/01/37
         950   California Health Facilities Financing Authority, Revenue           11/16 at 100.00            Aa3           898,349
                  Bonds, Sutter Health, Tender Option Bond Trust 3175,
                  13.644%, 11/15/42 (IF)
       2,000   California Infrastructure Economic Development Bank,                 8/11 at 102.00             A+         1,864,520
                  Revenue Bonds, Kaiser Hospital Assistance LLC, Series
                  2001A, 5.550%, 8/01/31

44 Nuveen Investments

   PRINCIPAL                                                                         OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               CALIFORNIA (continued)
$      1,000   California Statewide Community Development Authority,                7/15 at 100.00            BBB   $       628,940
                  Revenue Bonds, Daughters of Charity Health System,
                  Series 2005A, 5.000%, 7/01/39
       1,685   California Statewide Community Development Authority,                5/18 at 100.00            Aa3         1,537,765
                  Revenue Bonds, Sutter Health, Tender Option Bond Trust
                  3175, 13.216%, 11/15/48 (IF)
      19,095   California, General Obligation Bonds, Series 2005, 5.000%,           6/15 at 100.00             A+        17,755,867
                  6/01/33 - CIFG Insured
       4,780   Foothill/Eastern Transportation Corridor Agency,                       No Opt. Call            AAA         4,299,849
                  California, Toll Road Revenue Bonds, Series 1995A,
                  0.000%, 1/01/14 (ETM)
               Golden State Tobacco Securitization Corporation,
               California, Enhanced Tobacco Settlement Asset-Backed
               Bonds, Series 2007A-1:
         610      5.125%, 6/01/47                                                   6/17 at 100.00            BBB           314,583
       1,000      5.750%, 6/01/47                                                   6/17 at 100.00            BBB           575,800
       1,000   Golden State Tobacco Securitization Corporation,                     6/13 at 100.00            AAA         1,170,490
                  California, Tobacco Settlement Asset-Backed Bonds,
                  Series 2003A-1, 6.750%, 6/01/39 (Pre-refunded 6/01/13)
       3,190   Hillsborough City School District, San Mateo County,                   No Opt. Call            AAA         1,147,603
                  California, General Obligation Bonds, Series 2006B,
                  0.000%, 9/01/27
      11,310   San Francisco Bay Area Rapid Transit District, California,           7/16 at 100.00            AAA         9,549,372
                  Sales Tax Revenue Bonds, Refunding Series 2006A,
                  4.250%, 7/01/31 - FSA Insured (UB)
               San Joaquin Hills Transportation Corridor Agency, Orange
               County, California, Toll Road Revenue Refunding Bonds,
               Series 1997A:
       4,430      0.000%, 1/15/32 - MBIA Insured                                      No Opt. Call            AA-           741,405
      31,300      0.000%, 1/15/34 - MBIA Insured                                      No Opt. Call            AA-         4,449,921
       1,945   South Gate Public Financing Authority, California, Water               No Opt. Call            AA-         2,072,456
                  Revenue Refunding Bonds, Series 1996A, 6.000%, 10/01/12
                  - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------
     116,295   Total California                                                                                          72,734,679
------------------------------------------------------------------------------------------------------------------------------------

               COLORADO - 5.0% (3.1% OF TOTAL INVESTMENTS)
       2,000   Colorado Health Facilities Authority, Revenue Refunding              9/11 at 100.00         AA (4)         2,182,180
                  Bonds, Catholic Health Initiatives, Series 2001,
                  5.250%, 9/01/21 (Pre-refunded 9/01/11)
         380   Colorado Housing Finance Authority, Single Family Program           10/09 at 105.00            Aa2           407,660
                  Senior Bonds, Series 1999C-3, 6.750%, 10/01/21
       2,325   Denver City and County, Colorado, Airport System Revenue               No Opt. Call             A+         2,505,978
                  Bonds, Series 1991D, 7.750%, 11/15/13 (Alternative
                  Minimum Tax)
               Denver Convention Center Hotel Authority, Colorado, Senior
               Revenue Bonds, Convention Center Hotel, Series 2003A:
       2,940      5.000%, 12/01/20 (Pre-refunded 12/01/13) - SYNCORA GTY           12/13 at 100.00        N/R (4)         3,282,892
                    Insured
      10,000      5.000%, 12/01/33 (Pre-refunded 12/01/13) - SYNCORA GTY           12/13 at 100.00        N/R (4)        11,166,300
                    Insured
       4,345   El Paso County School District 20, Academy, Colorado,               12/12 at 100.00            Aa3         4,679,044
                  General Obligation Bonds, Series 2002, 5.250%, 12/15/17
                  - FGIC Insured
         755   Jefferson County School District R1, Colorado, General              12/14 at 100.00            AAA           788,024
                  Obligation Bonds, Series 2004, 5.000%, 12/15/22 - FSA
                  Insured (UB)
------------------------------------------------------------------------------------------------------------------------------------
      22,745   Total Colorado                                                                                            25,012,078
------------------------------------------------------------------------------------------------------------------------------------

               DISTRICT OF COLUMBIA - 1.8% (1.1% OF TOTAL INVESTMENTS)
           5   District of Columbia, General Obligation Bonds, Series               6/09 at 100.00            AAA             5,021
                  1993E, 6.000%, 6/01/09 - CAPMAC Insured
               District of Columbia, Revenue Bonds, Georgetown
               University, Series 2001A:
       9,670      0.000%, 4/01/26 (Pre-refunded 4/01/11) - MBIA Insured              4/11 at 42.15        AA- (4)         3,957,157
      15,235      0.000%, 4/01/30 (Pre-refunded 4/01/11) - MBIA Insured              4/11 at 32.93        AA- (4)         4,871,239
------------------------------------------------------------------------------------------------------------------------------------
      24,910   Total District of Columbia                                                                                 8,833,417
------------------------------------------------------------------------------------------------------------------------------------

                                                           Nuveen Investments 45

    | Portfolio of INVESTMENTS April 30, 2009 (Unaudited)

   PRINCIPAL                                                                         OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               FLORIDA - 7.0% (4.3% OF TOTAL INVESTMENTS)
$      5,000   Broward County School Board, Florida, Certificates of                7/13 at 100.00            AA-   $     4,914,950
                  Participation, Series 2003, 5.000%, 7/01/28 - MBIA
                  Insured
       5,000   Hillsborough County Aviation Authority, Florida, Revenue            10/13 at 100.00            AA-         5,028,550
                  Bonds, Tampa International Airport, Series 2003A,
                  5.250%, 10/01/18 - MBIA Insured (Alternative Minimum
                  Tax)
       5,000   Martin County Industrial Development Authority, Florida,             6/09 at 100.00            BB+         4,262,250
                  Industrial Development Revenue Bonds, Indiantown
                  Cogeneration LP, Series 1994A, 7.875%, 12/15/25
                  (Alternative Minimum Tax)
       1,380   Miami-Dade County Housing Finance Authority, Florida,                1/11 at 102.00            AAA         1,415,052
                  Multifamily Housing Revenue Bonds, Sunset Bay
                  Apartments, Series 2000-5A, 5.850%, 7/01/20 - FSA
                  Insured (Alternative Minimum Tax)
       3,385   Miami-Dade County, Florida, Aviation Revenue Bonds, Miami           10/15 at 100.00             A2         2,798,447
                  International Airport, Series 2005A, 5.000%, 10/01/37 -
                  SYNCORA GTY Insured (Alternative Minimum Tax)
       5,455   South Miami Health Facilities Authority, Florida, Hospital           8/17 at 100.00            AA-         4,778,471
                  Revenue, Baptist Health System Obligation Group, Series
                  2007, 5.000%, 8/15/42 (UB)
      11,000   Sunrise, Florida, Utility System Revenue Refunding Bonds,           10/18 at 100.00              A        10,563,630
                  Series 1998, 5.000%, 10/01/28 - AMBAC Insured
       2,000   Tolomato Community Development District, Florida, Special            5/14 at 101.00            N/R         1,132,280
                  Assessment Bonds, Series 2006, 5.400%, 5/01/37
------------------------------------------------------------------------------------------------------------------------------------
      38,220   Total Florida                                                                                             34,893,630
------------------------------------------------------------------------------------------------------------------------------------

               GEORGIA - 2.9% (1.8% OF TOTAL INVESTMENTS)
       4,400   Atlanta, Georgia, Water and Wastewater Revenue Bonds,                  No Opt. Call            AA-         4,658,544
                  Series 1999A, 5.500%, 11/01/22 - FGIC Insured
       2,880   Georgia Municipal Electric Authority, General Power                    No Opt. Call             A+         3,164,429
                  Revenue Bonds, Series 1992B, 8.250%, 1/01/11
       5,500   Georgia Municipal Electric Authority, General Power                    No Opt. Call            AAA         6,573,820
                  Revenue Bonds, Series 1993B, 5.700%, 1/01/19 - FGIC
                  Insured (ETM)
------------------------------------------------------------------------------------------------------------------------------------
      12,780   Total Georgia                                                                                             14,396,793
------------------------------------------------------------------------------------------------------------------------------------

               HAWAII - 1.2% (0.7% OF TOTAL INVESTMENTS)
       3,720   Honolulu City and County, Hawaii, General Obligation                   No Opt. Call             AA         4,219,261
                  Refunding and Improvement Bonds, Series 1993B, 5.000%,
                  10/01/13
       1,580   Honolulu City and County, Hawaii, General Obligation                   No Opt. Call            Aaa         1,811,581
                  Refunding and Improvement Bonds, Series 1993B, 5.000%,
                  10/01/13 (ETM)
------------------------------------------------------------------------------------------------------------------------------------
       5,300   Total Hawaii                                                                                               6,030,842
------------------------------------------------------------------------------------------------------------------------------------

               IDAHO - 0.1% (0.1% OF TOTAL INVESTMENTS)
         750   Madison County, Idaho, Hospital Revenue Certificates of              9/16 at 100.00           BBB-           509,580
                  Participation, Madison Memorial Hospital, Series 2006,
                  5.250%, 9/01/37
------------------------------------------------------------------------------------------------------------------------------------

               ILLINOIS - 15.9% (9.8% OF TOTAL INVESTMENTS)
       4,000   Chicago Board of Education, Illinois, General Obligation               No Opt. Call            AA-         4,460,400
                  Lease Certificates, Series 1992A, 6.250%, 1/01/15 -
                  MBIA Insured
       5,550   Chicago, Illinois, Revenue Bonds, Midway Airport, Series             1/11 at 101.00            AAA         5,283,600
                  2001A, 5.125%, 1/01/26 - FSA Insured (Alternative
                  Minimum Tax)
       5,000   Chicago, Illinois, Sales Tax Revenue Bonds, Series 1998,             7/09 at 101.00            AAA         5,026,650
                  5.250%, 1/01/28 - FGIC Insured
       1,165   Chicago, Illinois, Third Lien General Airport Revenue                1/16 at 100.00            AA-         1,130,318
                  Bonds, O'Hare International Airport, Series 2005A,
                  5.000%, 1/01/33 - FGIC Insured
               Cook County School District 99, Cicero, Illinois, General
               Obligation School Bonds, Series 1997:
       1,455      8.500%, 12/01/13 - FGIC Insured                                     No Opt. Call            N/R         1,800,432
       1,685      8.500%, 12/01/15 - FGIC Insured                                     No Opt. Call            N/R         2,173,229
       5,990   Illinois Development Finance Authority, GNMA                         4/11 at 105.00            Aaa         6,797,931
                  Collateralized Mortgage Revenue Bonds, Greek American
                  Nursing Home Committee, Series 2000A, 7.600%, 4/20/40

46 Nuveen Investments

   PRINCIPAL                                                                         OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               ILLINOIS (continued)
$      1,385   Illinois Finance Authority, General Obligation Debt                 12/14 at 100.00             A3   $     1,455,649
                  Certificates, Local Government Program - Kankakee
                  County, Series 2005B, 5.000%, 12/01/18 - AMBAC Insured
       2,515   Illinois Finance Authority, Revenue Bonds, Northwestern              8/14 at 100.00        AA+ (4)         2,908,774
                  Memorial Hospital, Series 2004A, 5.250%, 8/15/34
                  (Pre-refunded 8/15/14)
       5,565   Illinois Finance Authority, Revenue Bonds, Sherman Health            8/17 at 100.00           Baa1         3,793,549
                  Systems, Series 2007A, 5.500%, 8/01/37
       4,000   Illinois Health Facilities Authority, FHA-Insured Mortgage           8/13 at 100.00            AAA         3,731,520
                  Revenue Refunding Bonds, Sinai Health System, Series
                  2003, 5.150%, 2/15/37
       4,000   Illinois Health Facilities Authority, Revenue Bonds,                 5/12 at 100.00            Aaa         4,425,480
                  Condell Medical Center, Series 2002, 5.500%, 5/15/32
                  (Pre-refunded 5/15/12)
       4,005   Illinois Health Facilities Authority, Revenue Refunding                No Opt. Call            Aa3         4,630,140
                  Bonds, Lutheran General Health System, Series 1993C,
                  7.000%, 4/01/14
       9,795   Lake, Cook, Kane and McHenry Counties Community Unit                   No Opt. Call            AAA        11,467,692
                  School District 220, Barrington, Illinois, General
                  Obligation Bonds, Series 2002, 5.250%, 12/01/20 - FSA
                  Insured (UB)
               Metropolitan Pier and Exposition Authority, Illinois,
               Revenue Bonds, McCormick Place Expansion Project, Series
               2002A:
       9,500      0.000%, 6/15/24 - MBIA Insured                                    6/22 at 101.00            AAA         6,940,700
       4,540      5.000%, 12/15/28 - MBIA Insured                                   6/12 at 101.00            AAA         4,570,009
      36,040      0.000%, 6/15/40 - MBIA Insured                                      No Opt. Call            AAA         5,149,756
       3,050   Regional Transportation Authority, Cook, DuPage, Kane,                 No Opt. Call            Aa2         3,791,882
                  Lake, McHenry and Will Counties, Illinois, General
                  Obligation Bonds, Series 1990A, 7.200%, 11/01/20 - AMBAC
                  Insured
------------------------------------------------------------------------------------------------------------------------------------
     109,240   Total Illinois                                                                                            79,537,711
------------------------------------------------------------------------------------------------------------------------------------

               INDIANA - 10.0% (6.1% OF TOTAL INVESTMENTS)
               Carmel Redevelopment Authority, Indiana, Lease Rent
               Revenue Bonds, Series 2005:
       1,950      0.000%, 2/01/24                                                     No Opt. Call             AA           896,025
       2,705      0.000%, 2/01/25                                                     No Opt. Call             AA         1,156,036
       3,000   Hospital Authority of Delaware County, Indiana, Hospital             8/16 at 100.00           Baa3         1,908,330
                  Revenue Bonds, Cardinal Health System, Series 2006,
                  5.250%, 8/01/36
       3,965   Indiana Educational Facilities Authority, Revenue Bonds,             2/11 at 100.00            AA-         3,976,419
                  Butler University, Series 2001, 5.500%, 2/01/26 - MBIA
                  Insured
       1,500   Indiana Educational Facilities Authority, Revenue Bonds,            10/09 at 101.00            AAA         1,539,030
                  University of Indianapolis, Series 1999, 5.750%,
                  10/01/19 - FSA Insured
      22,000   Indiana Health Facility Financing Authority, Hospital                8/10 at 101.50        AA- (4)        23,673,536
                  Revenue Bonds, Clarian Health Obligated Group, Series
                  2000A, 5.500%, 2/15/30 (Pre-refunded 8/15/10) - MBIA
                  Insured
       3,000   Indiana Health Facility Financing Authority, Hospital                  No Opt. Call            AAA         3,426,840
                  Revenue Refunding Bonds, Columbus Regional Hospital,
                  Series 1993, 7.000%, 8/15/15 - FSA Insured
       2,800   Indiana Health Facility Financing Authority, Revenue                 5/15 at 100.00              A         2,014,152
                  Bonds, Community Hospitals of Indiana, Series 2005A,
                  5.000%, 5/01/35 - AMBAC Insured
       4,000   Indiana Transportation Finance Authority, Highway Revenue            6/13 at 100.00            AAA         4,144,400
                  Bonds, Series 2003A, 5.000%, 6/01/23 - FSA Insured
       6,000   Indiana Transportation Finance Authority, Highway Revenue            6/13 at 100.00            AAA         6,806,760
                  Bonds, Series 2003A, 5.000%, 6/01/24 (Pre-refunded
                  6/01/13) - FSA Insured
         420   Marion County Convention and Recreational Facilities                 6/09 at 100.00            AA-           413,595
                  Authority, Indiana, Excise Tax Lease Rental Revenue
                  Bonds, Series 1997A, 5.000%, 6/01/27 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
      51,340   Total Indiana                                                                                             49,955,123
------------------------------------------------------------------------------------------------------------------------------------

                                                           Nuveen Investments 47

    | Portfolio of INVESTMENTS April 30, 2009 (Unaudited)

   PRINCIPAL                                                                         OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               IOWA - 0.2% (0.1% OF TOTAL INVESTMENTS)
$      1,000   Iowa Finance Authority, Health Facility Revenue Bonds,               7/16 at 100.00            BB+  $        765,330
                  Care Initiatives Project, Series 2006A, 5.000%, 7/01/20
------------------------------------------------------------------------------------------------------------------------------------

               KANSAS - 2.1% (1.3% OF TOTAL INVESTMENTS)
       2,000   Olathe, Kansas, Health Facilities Revenue Bonds, Olathe              9/10 at 100.00              A         1,851,480
                  Medical Center, Series 2000A, 5.500%, 9/01/25 - AMBAC
                  Insured
       6,825   Sedgwick County Unified School District 259, Wichita,                9/10 at 100.00             AA         6,904,375
                  Kansas, General Obligation Bonds, Series 2000, 3.500%,
                  9/01/16
       1,750   Wamego, Kansas, Pollution Control Revenue Bonds, Kansas              6/14 at 100.00            AA-         1,577,345
                  Gas and Electric Company, Series 2004, 5.300%, 6/01/31
                  - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
      10,575   Total Kansas                                                                                              10,333,200
------------------------------------------------------------------------------------------------------------------------------------

               LOUISIANA - 5.6% (3.4% OF TOTAL INVESTMENTS)
       1,750   Louisiana Local Government Environmental Facilities and              6/12 at 105.00            Aaa         1,873,953
                  Community Development Authority, GNMA Collateralized
                  Mortgage Revenue Refunding Bonds, Sharlo Apartments,
                  Series 2002A, 6.500%, 6/20/37
       5,150   Louisiana Public Facilities Authority, Hospital Revenue              8/15 at 100.00             A+         4,296,182
                  Bonds, Franciscan Missionaries of Our Lady Health
                  System, Series 2005A, 5.250%, 8/15/32
       3,800   Louisiana Public Facilities Authority, Revenue Bonds,                5/17 at 100.00             A3         2,839,208
                  Ochsner Clinic Foundation Project, Series 2007A,
                  5.500%, 5/15/47
               Louisiana State, Gasoline and Fuels Tax Revenue Bonds,
               Series 2006:
       1,480      4.750%, 5/01/39 - FSA Insured (UB)                                5/16 at 100.00            AAA         1,425,077
      15,820      4.500%, 5/01/41 - FGIC Insured (UB)                               5/16 at 100.00             AA        14,154,787
         170   Louisiana State, Gasoline Tax Revenue Bonds, Series 2006,            5/16 at 100.00             AA            98,420
                  Residuals 660-1, 13.832%, 5/01/41 - FGIC Insured (IF)
       3,365   Orleans Levee District, Louisiana, Levee District General            6/09 at 100.00            AAA         3,374,388
                  Obligation Bonds, Series 1986, 5.950%, 11/01/14 - FSA
                  Insured
------------------------------------------------------------------------------------------------------------------------------------
      31,535   Total Louisiana                                                                                           28,062,015
------------------------------------------------------------------------------------------------------------------------------------

               MARYLAND - 2.2% (1.4% OF TOTAL INVESTMENTS)
       1,815   Maryland Community Development Administration, Housing               7/09 at 100.00            Aa2         1,817,432
                  Revenue Bonds, Series 1996A, 5.875%, 7/01/16
       2,900   Maryland Community Development Administration, Housing               7/09 at 100.00            Aa2         2,901,015
                  Revenue Bonds, Series 1997A, 6.000%, 7/01/39
                  (Alternative Minimum Tax)
          50   Maryland Health and Higher Educational Facilities                    8/14 at 100.00             A-            50,053
                  Authority, Revenue Bonds, MedStar Health, Series 2004,
                  5.375%, 8/15/24
       2,210   Maryland Health and Higher Educational Facilities                    7/16 at 100.00            AA-         1,918,766
                  Authority, Revenue Bonds, Western Maryland Health,
                  Series 2006A, 4.750%, 7/01/36 - MBIA Insured
       1,935   Montgomery County Housing Opportunities Commission,                  7/09 at 100.00            Aa2         1,936,742
                  Maryland, GNMA/FHA-Insured Multifamily Housing Revenue
                  Bonds, Series 1996B, 6.400%, 7/01/28 (Alternative
                  Minimum Tax)
       2,315   Montgomery County Housing Opportunities Commission,                  7/10 at 100.00            Aaa         2,344,817
                  Maryland, Multifamily Housing Development Bonds, Series
                  2000B, 6.125%, 7/01/20 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
      11,225   Total Maryland                                                                                            10,968,825
------------------------------------------------------------------------------------------------------------------------------------

               MASSACHUSETTS - 1.4% (0.9% OF TOTAL INVESTMENTS)
       3,585   Massachusetts Development Finance Agency, Revenue Bonds,             3/15 at 100.00            BBB         2,726,608
                  Curry College, Series 2005A, 5.000%, 3/01/35 - ACA
                  Insured
       1,000   Massachusetts Development Finance Agency, Revenue Bonds,            10/12 at 102.00            N/R           627,770
                  Orchard Cove, Series 2007, 5.250%, 10/01/26

48 Nuveen Investments

   PRINCIPAL                                                                         OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               MASSACHUSETTS (continued)
$      1,000   Massachusetts Health and Educational Facilities                      7/15 at 100.00            BB-   $       525,240
                  Authority, Revenue Bonds, Milton Hospital Project,
                  Series 2005D, 5.375%, 7/01/35
       3,465   Massachusetts Water Resources Authority, General Revenue             2/17 at 100.00            AAA         3,073,524
                  Bonds, Series 2007A, 4.500%, 8/01/46 - FSA Insured (UB)
------------------------------------------------------------------------------------------------------------------------------------
       9,050   Total Massachusetts                                                                                        6,953,142
------------------------------------------------------------------------------------------------------------------------------------

               MICHIGAN - 6.3% (3.9% OF TOTAL INVESTMENTS)
       6,000   Detroit, Michigan, Second Lien Sewerage Disposal System              7/15 at 100.00            AA-         5,079,960
                  Revenue Bonds, Series 2005A, 5.000%, 7/01/35 - MBIA
                  Insured
       8,915   Detroit, Michigan, Senior Lien Water Supply System                   7/09 at 100.00            AA-         7,837,266
                  Revenue Bonds, Series 1997A, 5.000%, 7/01/27 - MBIA
                  Insured
       5,400   Detroit, Michigan, Sewer Disposal System Revenue Bonds,              7/16 at 100.00            AA-         4,259,466
                  Second Lien, Series 2006B, 4.625%, 7/01/34 - FGIC
                  Insured
       5,000   Michigan State Building Authority, Revenue Refunding                10/13 at 100.00            AA-         4,783,850
                  Bonds, Facilities Program, Series 2003II, 5.000%,
                  10/15/29 - MBIA Insured
      10,500   Michigan State Hospital Finance Authority, Hospital                  8/09 at 100.00             BB         6,847,575
                  Revenue Bonds, Detroit Medical Center Obligated Group,
                  Series 1998A, 5.250%, 8/15/23
       1,000   Michigan State Hospital Finance Authority, Revenue Bonds,            5/15 at 100.00            BBB           729,070
                  Chelsea Community Hospital, Series 2005, 5.000%,
                  5/15/30
       2,000   Michigan State Hospital Finance Authority, Revenue Bonds,           12/16 at 100.00             AA         1,873,920
                  Trinity Health Care Group, Series 2006A, 5.000%,
                  12/01/31 (UB)
------------------------------------------------------------------------------------------------------------------------------------
      38,815   Total Michigan                                                                                            31,411,107
------------------------------------------------------------------------------------------------------------------------------------

               MINNESOTA - 1.2% (0.7% OF TOTAL INVESTMENTS)
         590   Minneapolis-St. Paul Housing Finance Board, Minnesota,               5/09 at 101.00            AAA           590,018
                  FNMA/GNMA Mortgage-Backed Securities Program Single
                  Family Mortgage Revenue Bonds, Series 1997, 5.800%,
                  11/01/30 (Alternative Minimum Tax)
       3,500   Minneapolis-St. Paul Metropolitan Airports Commission,               1/11 at 100.00            AAA         3,748,955
                  Minnesota, Airport Revenue Bonds, Series 2001A,
                  5.250%, 1/01/25 (Pre-refunded 1/01/11) - FGIC Insured
       2,875   Saint Paul Port Authority, Minnesota, Lease Revenue                  8/16 at 100.00            N/R         1,581,049
                  Bonds, Regions Hospital Parking Ramp Project, Series
                  2007-1, 5.000%, 8/01/36
------------------------------------------------------------------------------------------------------------------------------------
       6,965   Total Minnesota                                                                                            5,920,022
------------------------------------------------------------------------------------------------------------------------------------

               MISSISSIPPI - 1.9% (1.2% OF TOTAL INVESTMENTS)
       2,975   Mississippi Hospital Equipment and Facilities Authority,             9/14 at 100.00             AA         2,962,178
                  Revenue Bonds, Baptist Memorial Healthcare, Series
                  2004B-1, 5.000%, 9/01/24 (UB)
       5,180   Mississippi, General Obligation Refunding Bonds, Series                No Opt. Call             AA         6,189,323
                  2002A, 5.500%, 12/01/18
       1,000   Warren County, Mississippi, Gulf Opportunity Zone Revenue            8/11 at 100.00            BBB           628,040
                  Bonds, International Paper Company, Series 2006A,
                  4.800%, 8/01/30
------------------------------------------------------------------------------------------------------------------------------------
       9,155   Total Mississippi                                                                                          9,779,541
------------------------------------------------------------------------------------------------------------------------------------

               MISSOURI - 0.7% (0.4% OF TOTAL INVESTMENTS)
       1,450   Cape Girardeau County Industrial Development Authority,              6/17 at 100.00            N/R         1,059,907
                  Missouri, Health Facilities Revenue Bonds, Southeast
                  Missouri Hospital Association, Series 2007, 5.000%,
                  6/01/36
       2,450   Missouri Health and Educational Facilities Authority,                5/13 at 100.00             AA         2,458,355
                  Revenue Bonds, BJC Health System, Series 2003, 5.125%,
                  5/15/24
------------------------------------------------------------------------------------------------------------------------------------
       3,900   Total Missouri                                                                                             3,518,262
------------------------------------------------------------------------------------------------------------------------------------

                                                           Nuveen Investments 49

    | Portfolio of INVESTMENTS April 30, 2009 (Unaudited)

   PRINCIPAL                                                                         OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               NEBRASKA - 1.8% (1.1% OF TOTAL INVESTMENTS)
$      9,000   NebHelp Inc., Nebraska, Senior Subordinate Bonds, Student              No Opt. Call            Aa2   $     9,263,790
                  Loan Program, Series 1993A-5A, 6.250%, 6/01/18 - MBIA
                  Insured (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------

               NEVADA - 2.8% (1.7% OF TOTAL INVESTMENTS)
       4,500   Clark County School District, Nevada, General Obligation               No Opt. Call             AA         4,751,010
                  School Improvement Bonds, Series 1991A, 7.000%,
                  6/01/10 - MBIA Insured
       7,000   Clark County, Nevada, Motor Vehicle Fuel Tax Highway                 7/13 at 100.00            AA-         7,080,850
                  Improvement Revenue Bonds, Series 2003, 5.000%,
                  7/01/23 - AMBAC Insured
       5,425   Director of Nevada State Department of Business and                    No Opt. Call              A           439,588
                  Industry, Revenue Bonds, Las Vegas Monorail Project,
                  First Tier, Series 2000, 0.000%, 1/01/25 - AMBAC
                  Insured
       1,700   Las Vegas Redevelopment Agency, Nevada, Tax Increment                6/19 at 100.00              A         1,743,571
                  Revenue Bonds, Series 2009A, 8.000%, 6/15/30
------------------------------------------------------------------------------------------------------------------------------------
      18,625   Total Nevada                                                                                              14,015,019
------------------------------------------------------------------------------------------------------------------------------------

               NEW JERSEY - 5.0% (3.1% OF TOTAL INVESTMENTS)
         500   Burlington County Bridge Commission, New Jersey, Economic            1/18 at 100.00            N/R           301,880
                  Development Revenue Bonds, The Evergreens Project,
                  Series 2007, 5.625%, 1/01/38
       1,100   New Jersey Health Care Facilities Financing Authority,               7/10 at 101.00       BBB- (4)         1,197,383
                  Revenue Bonds, Trinitas Hospital Obligated Group,
                  Series 2000, 7.500%, 7/01/30 (Pre-refunded 7/01/10)
         880   New Jersey Turnpike Authority, Revenue Bonds, Series                   No Opt. Call             AA         1,066,657
                  1991C, 6.500%, 1/01/16 - MBIA Insured
               New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
         300      6.500%, 1/01/16 - MBIA Insured (ETM)                                No Opt. Call        AA- (4)           378,648
       2,345      6.500%, 1/01/16 - MBIA Insured (ETM)                                No Opt. Call        AA- (4)         2,740,648
      11,070   Tobacco Settlement Financing Corporation, New Jersey,                6/12 at 100.00            AAA        11,964,345
                  Tobacco Settlement Asset-Backed Bonds, Series 2002,
                  5.750%, 6/01/32 (Pre-refunded 6/01/12)
       3,995   Tobacco Settlement Financing Corporation, New Jersey,                6/13 at 100.00            AAA         4,804,187
                  Tobacco Settlement Asset-Backed Bonds, Series 2003,
                  6.750%, 6/01/39 (Pre-refunded 6/01/13)
       5,000   Tobacco Settlement Financing Corporation, New Jersey,                6/17 at 100.00            BBB         2,711,000
                  Tobacco Settlement Asset-Backed Bonds, Series 2007-1A,
                  4.750%, 6/01/34
------------------------------------------------------------------------------------------------------------------------------------
      25,190   Total New Jersey                                                                                          25,164,748
------------------------------------------------------------------------------------------------------------------------------------

               NEW YORK - 8.1% (5.0% OF TOTAL INVESTMENTS)
         855   Albany Industrial Development Agency, New York, Revenue              4/17 at 100.00            N/R           566,121
                  Bonds, Brighter Choice Charter Schools, Series 2007A,
                  5.000%, 4/01/32
       1,200   Hempstead Industrial Development Agency, New York,                     No Opt. Call           Baa3         1,172,268
                  Resource Recovery Revenue Refunding Bonds, American
                  Ref-Fuel Company of Hempstead LP, Series 2001, 5.000%,
                  12/01/10 (Mandatory put 6/01/10)
       4,070   Hudson Yards Infrastructure Corporation, New York,                   2/17 at 100.00            AA-         3,105,125
                  Revenue Bonds, Series 2006A, 4.500%, 2/15/47 - MBIA
                  Insured
       3,300   Long Island Power Authority, New York, Electric System              11/16 at 100.00            AA-         2,721,840
                  Revenue Bonds, Series 2006F, 4.250%, 5/01/33 - MBIA
                  Insured
       1,000   Metropolitan Transportation Authority, New York,                    11/19 at 100.00             AA           977,410
                  Dedicated Tax Fund Bonds, Series 2009B, 5.000%,
                  11/15/34
       6,740   New York City Transitional Finance Authority, New York,              5/10 at 100.00            AAA         6,773,970
                  Future Tax Secured Bonds, Fiscal Series 1998C, 5.000%,
                  5/01/26
               New York City Transitional Finance Authority, New York,
               Future Tax Secured Bonds, Fiscal Series 2000C:
         220      5.875%, 11/01/16 (Pre-refunded 5/01/10)                           5/10 at 101.00            AAA           234,054
       5,000      5.500%, 11/01/24 (Pre-refunded 5/01/10)                           5/10 at 101.00            AAA         5,300,650

50 Nuveen Investments

   PRINCIPAL                                                                         OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               NEW YORK (continued)
               New York State Tobacco Settlement Financing Corporation,
               Tobacco Settlement Asset-Backed and State Contingency
               Contract-Backed Bonds, Series 2003A-1:
$     10,800      5.500%, 6/01/16                                                   6/10 at 100.00            AA-   $    10,985,112
       2,500      5.500%, 6/01/18                                                   6/12 at 100.00            AA-         2,586,400
       6,250   Port Authority of New York and New Jersey, Special                     No Opt. Call            AA-         6,173,500
                  Project Bonds, JFK International Air Terminal LLC,
                  Sixth Series 1997, 6.250%, 12/01/15 - MBIA Insured
                  (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
      41,935   Total New York                                                                                            40,596,450
------------------------------------------------------------------------------------------------------------------------------------

               NORTH CAROLINA - 3.1% (1.9% OF TOTAL INVESTMENTS)
         750   Charlotte-Mecklenburg Hospital Authority, North Carolina,            1/17 at 100.00            AA-           726,765
                  Health Care System Revenue Bonds, Carolinas Health
                  Care, Series 2007A, 5.000%, 1/15/31
       2,445   North Carolina Infrastructure Finance Corporation,                   2/14 at 100.00            AA+         2,541,578
                  Certificates of Participation, Correctional
                  Facilities, Series 2004A, 5.000%, 2/01/21
       2,000   North Carolina Municipal Power Agency 1, Catawba Electric              No Opt. Call             AA         2,123,840
                  Revenue Bonds, Series 1992, 6.000%, 1/01/11 - MBIA
                  Insured
      10,000   North Carolina Municipal Power Agency 1, Catawba Electric            1/13 at 100.00            AA-        10,401,300
                  Revenue Bonds, Series 2003A, 5.250%, 1/01/18 - MBIA
                  Insured
------------------------------------------------------------------------------------------------------------------------------------
      15,195   Total North Carolina                                                                                      15,793,483
------------------------------------------------------------------------------------------------------------------------------------

               OHIO - 3.3% (2.1% OF TOTAL INVESTMENTS)
       5,830   Buckeye Tobacco Settlement Financing Authority, Ohio,                6/17 at 100.00            BBB         4,594,506
                  Tobacco Settlement Asset-Backed Revenue Bonds, Senior
                  Lien, Series 2007A-2, 5.125%, 6/01/24
       8,065   Cleveland, Ohio, Airport System Revenue Bonds, Series                1/10 at 101.00            AAA         8,070,807
                  2001A, 5.000%, 1/01/31 - FSA Insured
       3,000   Franklin County, Ohio, Development Revenue Bonds,                   10/09 at 101.00             A+         3,056,250
                  American Chemical Society, Series 1999, 5.800%,
                  10/01/14
       1,000   Franklin County, Ohio, FHA-Insured Multifamily Housing               7/09 at 100.00            Aa2         1,000,080
                  Mortgage Revenue Bonds, Hamilton Creek Apartments
                  Project, Series 1994A, 5.550%, 7/01/24 (Alternative
                  Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
      17,895   Total Ohio                                                                                                16,721,643
------------------------------------------------------------------------------------------------------------------------------------

               OKLAHOMA - 1.0% (0.6% OF TOTAL INVESTMENTS)
         245   Oklahoma Housing Finance Agency, Single Family Mortgage              3/10 at 101.00            Aaa           249,089
                  Revenue Bonds, Homeownership Loan Program, Series
                  2000C-2, 6.200%, 9/01/28 (Alternative Minimum Tax)
       5,615   Tulsa County Industrial Authority, Oklahoma, Health Care            12/16 at 100.00             AA         4,814,807
                  Revenue Bonds, Saint Francis Health System, Series
                  2006, 5.000%, 12/15/36 (UB)
          88   Tulsa County Industrial Authority, Oklahoma, Health Care            12/16 at 100.00             AA            65,175
                  Revenue Bonds, Saint Francis Health System, Series
                  2006, Trust 3500, 8.325%, 12/15/36 (IF)
------------------------------------------------------------------------------------------------------------------------------------
       5,948   Total Oklahoma                                                                                             5,129,071
------------------------------------------------------------------------------------------------------------------------------------

               PENNSYLVANIA - 2.8% (1.7% OF TOTAL INVESTMENTS)
         500   Bucks County Industrial Development Authority,                       3/17 at 100.00            BBB           316,320
                  Pennsylvania, Charter School Revenue Bonds, School
                  Lane Charter School, Series 2007A, 5.000%, 3/15/37
       5,410   Pennsylvania Housing Finance Agency, Single Family                  10/17 at 100.00            AA+         6,101,993
                  Mortgage Revenue Bonds, Tender Option Bond Trust 3212,
                  13.350%, 10/01/38 (IF)
       5,490   Pennsylvania Public School Building Authority, Lease                12/16 at 100.00            AAA         4,915,527
                  Revenue Bonds, School District of Philadelphia, Series
                  2006B, 4.500%, 6/01/32 - FSA Insured (UB)
       2,600   Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,           12/14 at 100.00            Aa3         2,658,734
                  Series 2004A, 5.500%, 12/01/31 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
      14,000   Total Pennsylvania                                                                                        13,992,574
------------------------------------------------------------------------------------------------------------------------------------

                                                           Nuveen Investments 51

    | Portfolio of INVESTMENTS April 30, 2009 (Unaudited)

   PRINCIPAL                                                                         OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               PUERTO RICO - 2.6% (1.6% OF TOTAL INVESTMENTS)
$     12,390   Puerto Rico, General Obligation and Public Improvement                 No Opt. Call            AA-   $    13,102,052
                  Refunding Bonds, Series 1997, 6.500%, 7/01/13 - MBIA
                  Insured
------------------------------------------------------------------------------------------------------------------------------------

               RHODE ISLAND - 2.9% (1.8% OF TOTAL INVESTMENTS)
      20,000   Rhode Island Tobacco Settlement Financing Corporation,               6/12 at 100.00            BBB        14,768,999
                  Tobacco Settlement Asset-Backed Bonds, Series 2002A,
                  6.250%, 6/01/42
------------------------------------------------------------------------------------------------------------------------------------

               SOUTH CAROLINA - 4.6% (2.8% OF TOTAL INVESTMENTS)
       4,120   Medical University Hospital Authority, South Carolina,               8/14 at 100.00            AA-         4,177,762
                  FHA-Insured Mortgage Revenue Bonds, Series 2004A,
                  5.250%, 2/15/23 - MBIA Insured
       3,000   Myrtle Beach, South Carolina, Hospitality and                        6/14 at 100.00            AA-         2,670,270
                  Accommodation Fee Revenue Bonds, Series 2004A, 5.000%,
                  6/01/36 - FGIC Insured
               Piedmont Municipal Power Agency, South Carolina, Electric
               Revenue Bonds, Series 1991:
       5,000      6.250%, 1/01/21 - FGIC Insured                                      No Opt. Call            AA-         5,357,250
       5,750      4.000%, 1/01/23 - MBIA Insured                                    7/09 at 100.00             AA         5,430,415
       5,085   Piedmont Municipal Power Agency, South Carolina, Electric              No Opt. Call            AA-         5,439,323
                  Revenue Refunding Bonds, Series 1998A, 5.500%, 1/01/13
                  - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
      22,955   Total South Carolina                                                                                      23,075,020
------------------------------------------------------------------------------------------------------------------------------------

               SOUTH DAKOTA - 0.3% (0.2% OF TOTAL INVESTMENTS)
       1,750   South Dakota Health and Educational Facilities Authority,           11/14 at 100.00            AA-         1,716,803
                  Revenue Bonds, Sioux Valley Hospitals, Series 2004A,
                  5.500%, 11/01/31
------------------------------------------------------------------------------------------------------------------------------------

               TENNESSEE - 0.4% (0.3% OF TOTAL INVESTMENTS)
       5,075   Knox County Health, Educational and Housing Facilities                1/17 at 30.07             A-           485,018
                  Board, Tennessee, Hospital Revenue Refunding Bonds,
                  Covenant Health, Series 2006, 0.000%, 1/01/41
         680   Sullivan County Health Educational and Housing Facilities            9/16 at 100.00           BBB+           415,881
                  Board, Tennessee, Revenue Bonds, Wellmont Health
                  System, Series 2006C, 5.250%, 9/01/36
               Sumner County Health, Educational, and Housing Facilities
               Board, Tennessee, Revenue Refunding Bonds, Sumner
               Regional Health System Inc., Series 2007:
         860      5.500%, 11/01/37                                                 11/17 at 100.00            N/R           436,803
       1,500      5.500%, 11/01/46                                                 11/17 at 100.00            N/R           739,515
------------------------------------------------------------------------------------------------------------------------------------
       8,115   Total Tennessee                                                                                            2,077,217
------------------------------------------------------------------------------------------------------------------------------------

               TEXAS - 20.9% (12.8% OF TOTAL INVESTMENTS)
       3,000   Alliance Airport Authority, Texas, Special Facilities               12/12 at 100.00           CCC+         1,130,490
                  Revenue Bonds, American Airlines Inc., Series 2007,
                  5.250%, 12/01/29 (Alternative Minimum Tax)
       5,440   Board of Regents, University of Texas System, Financing              2/17 at 100.00            AAA         4,920,534
                  System Revenue Bonds, Series 2006F, 4.250%, 8/15/36
                  (UB)
       4,000   Central Texas Regional Mobility Authority, Travis and                1/15 at 100.00            AA-         3,071,600
                  Williamson Counties, Toll Road Revenue Bonds, Series
                  2005, 5.000%, 1/01/35 - FGIC Insured
       2,250   Dallas-Ft. Worth International Airport, Texas, Joint                11/14 at 100.00            AAA         2,090,790
                  Revenue Bonds, Series 2004B, 5.000%, 11/01/27 - FSA
                  Insured (Alternative Minimum Tax)
       8,000   Dallas-Ft. Worth International Airport, Texas, Joint                11/11 at 100.00            AA-         8,104,960
                  Revenue Refunding and Improvement Bonds, Series 2001A,
                  5.875%, 11/01/19 - FGIC Insured (Alternative Minimum
                  Tax)
       6,000   Garland Housing Finance Corporation, Texas, Multifamily             12/11 at 101.00            N/R         5,710,740
                  Housing Revenue Bonds, Legacy Pointe Apartments,
                  Series 2000, 7.500%, 6/01/40 (Alternative Minimum Tax)
       7,000   Harris County Health Facilities Development Corporation,            11/13 at 100.00            AA-         6,680,100
                  Texas, Thermal Utility Revenue Bonds, TECO Project,
                  Series 2003, 5.000%, 11/15/30 - MBIA Insured
      28,305   Houston, Texas, Hotel Occupancy Tax and Special Revenue                No Opt. Call              A         8,757,567
                  Bonds, Convention and Entertainment Project, Series
                  2001B, 0.000%, 9/01/28 - AMBAC Insured

52 Nuveen Investments

   PRINCIPAL                                                                         OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               TEXAS (continued)
$      7,500   Houston, Texas, Junior Lien Water and Sewerage System                  No Opt. Call            AAA   $     8,847,600
                  Revenue Refunding Bonds, Series 2002A, 5.750%,
                  12/01/32 - FSA Insured (ETM)
      33,505   Leander Independent School District, Williamson and                   8/14 at 25.08            AAA         5,872,756
                  Travis Counties, Texas, General Obligation Bonds,
                  Series 2006, 0.000%, 8/15/39
               Montgomery Independent School District, Montgomery
               County, Texas, Unlimited Tax School Building and
               Refunding Bonds, Series 2001:
         730      5.500%, 2/15/21                                                   2/11 at 100.00            AAA           763,653
         760      5.500%, 2/15/23                                                   2/11 at 100.00            AAA           790,028
               Montgomery Independent School District, Montgomery
               County, Texas, Unlimited Tax School Building and
               Refunding Bonds, Series 2001:
       1,570      5.500%, 2/15/21 (Pre-refunded 2/15/11)                            2/11 at 100.00            Aaa         1,696,432
       1,640      5.500%, 2/15/23 (Pre-refunded 2/15/11)                            2/11 at 100.00            Aaa         1,772,069
               Mt. Pleasant Independent School District, Titus County,
               Texas, General Obligation Refunding Bonds, Series 2001:
       3,025      5.000%, 2/15/26                                                   8/11 at 100.00            Aaa         3,081,144
       2,300      5.125%, 2/15/31                                                   8/11 at 100.00            Aaa         2,325,323
         700   Mt. Pleasant Independent School District, Titus County,              8/11 at 100.00            Aaa           764,260
                  Texas, General Obligation Refunding Bonds, Series
                  2001, 5.125%, 2/15/31 (Pre-refunded 8/15/11)
       2,500   North Texas Thruway Authority, Second Tier System Revenue            1/18 at 100.00             A3         2,362,575
                  Refunding Bonds, Series 2008, 5.750%, 1/01/38
       6,000   Raven Hills Higher Education Corporation, Texas, Student             8/12 at 100.00        N/R (4)         6,630,840
                  Housing Revenue Bonds, Angelo State University - Texan
                  Hall LLC, Series 2002A, 5.000%, 8/01/25 (Pre-refunded
                  8/01/12) - MBIA Insured
       3,410   Retama Development Corporation, Texas, Special Facilities           12/12 at 100.00            AAA         4,172,101
                  Revenue Bonds, Retama Park Racetrack, Series 1993,
                  8.750%, 12/15/18 (Pre-refunded 12/15/12) (5)
       1,800   Sam Rayburn Municipal Power Agency, Texas, Power Supply             10/12 at 100.00           Baa2         1,671,570
                  System Revenue Refunding Bonds, Series 2002A, 5.750%,
                  10/01/21 - RAAI Insured
       4,700   Spring Branch Independent School District, Harris County,            2/11 at 100.00            AAA         5,040,562
                  Texas, Limited Tax Schoolhouse and Refunding Bonds,
                  Series 2001, 5.125%, 2/01/26 (Pre-refunded 2/01/11)
         460   Tarrant County Cultural and Educational Facilities                   2/17 at 100.00            AA-           397,063
                  Finance Corporation, Texas, Revenue Bonds, Texas
                  Health Resources Project, Trust 1031, 9.642%, 2/15/36
                  (IF)
       5,200   Tarrant County Cultural & Educational Facilities                     2/17 at 100.00            AA-         4,872,140
                  Financing Corporation, Texas, Revenue Bonds, Series
                  2007A, 5.000%, 2/15/36 (UB)
       3,395   Texas State, General Obligation Bonds, Series 2007, Trust            4/17 at 100.00            Aa1         4,184,541
                  3213, 12.946%, 4/01/33 (IF)
       8,500   Travis County Health Facilities Development Corporation,             5/09 at 100.00            Aaa         8,822,235
                  Texas, Hospital Revenue Bonds, Daughters of Charity
                  National Health System, Series 1993B, 6.000%, 11/15/22
                  (ETM)
------------------------------------------------------------------------------------------------------------------------------------
     151,690   Total Texas                                                                                              104,533,673
------------------------------------------------------------------------------------------------------------------------------------

               UTAH - 2.2% (1.4% OF TOTAL INVESTMENTS)
       4,845   Bountiful, Davis County, Utah, Hospital Revenue Refunding            6/09 at 101.00            N/R         3,955,555
                  Bonds, South Davis Community Hospital Project, Series
                  1998, 5.750%, 12/15/18
       4,995   Intermountain Power Agency, Utah, Power Supply Revenue               7/09 at 100.00        Aa3 (4)         5,166,578
                  Bonds, Series 1996A, 6.150%, 7/01/14 (ETM)
         465   Utah Housing Finance Agency, Single Family Mortgage                  7/10 at 100.00             AA           466,056
                  Bonds, Series 2000G, 5.875%, 7/01/27 (Alternative
                  Minimum Tax)

                                                           Nuveen Investments 53

    | Portfolio of INVESTMENTS April 30, 2009 (Unaudited)

   PRINCIPAL                                                                         OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               UTAH (continued)
               Utah Housing Finance Agency, Single Family Mortgage
               Bonds, Series 2001C:
$      1,165      5.500%, 1/01/18 (Alternative Minimum Tax)                         1/11 at 100.00            AA-   $     1,186,914
         450      5.650%, 1/01/21 (Alternative Minimum Tax)                         1/11 at 100.00            Aaa           453,591
------------------------------------------------------------------------------------------------------------------------------------
      11,920   Total Utah                                                                                                11,228,694
------------------------------------------------------------------------------------------------------------------------------------

               VIRGINIA - 1.6% (1.0% OF TOTAL INVESTMENTS)
       8,190   Hampton, Virginia, Revenue Bonds, Convention Center                  1/13 at 100.00             A1         7,913,506
                  Project, Series 2002, 5.000%, 1/15/35 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------

               WASHINGTON - 9.0% (5.5% OF TOTAL INVESTMENTS)
       1,855   Chelan County Public Utility District 1, Washington,                 7/09 at 101.00             AA         1,856,243
                  Hydro Consolidated System Revenue Bonds, Series
                  1999A, 6.200%, 7/01/34 (Alternative Minimum Tax)
       2,500   Energy Northwest, Washington, Electric Revenue Refunding             7/12 at 100.00            Aaa         2,737,200
                  Bonds, Columbia Generating Station - Nuclear Project
                  2, Series 2002C, 5.750%, 7/01/17 - MBIA Insured
         220   Grant County Public Utility District 2, Washington,                  1/15 at 100.00        Aa2 (4)           254,628
                  Revenue Bonds, Wanapum Hydroelectric Development,
                  Series 2005A, 5.000%, 1/01/34 (Pre-refunded 1/01/15)
                  - FGIC Insured
       5,780   Grant County Public Utility District 2, Washington,                  1/15 at 100.00            Aa2         5,675,093
                  Revenue Bonds, Wanapum Hydroelectric Development,
                  Series 2005A, 5.000%, 1/01/34 - FGIC Insured
       1,500   Snohomish County School District 6, Mukilteo,                          No Opt. Call            AA-         1,674,120
                  Washington, Unlimited Tax General Obligation and
                  Refunding Bonds, Series 1993, 5.700%, 12/01/12 - FGIC
                  Insured
       8,155   Tacoma, Washington, Electric System Revenue Refunding                1/11 at 101.00            AAA         8,882,671
                  Bonds, Series 2001A, 5.750%, 1/01/20 (Pre-refunded
                  1/01/11) - FSA Insured
      11,000   Washington Public Power Supply System, Revenue Refunding               No Opt. Call            Aaa        11,117,700
                  Bonds, Nuclear Project 3, Series 1993B, 7.000%,
                  7/01/09
       2,000   Washington State Health Care Facilities Authority,                     No Opt. Call            N/R         1,270,460
                  Revenue Bonds, Northwest Hospital and Medical Center
                  of Seattle, Series 2007, 5.700%, 12/01/32
       1,000   Washington State Healthcare Facilities Authority,                    8/13 at 102.00              A           809,900
                  Revenue Bonds, Harrison Memorial Hospital, Series
                  1998, 5.000%, 8/15/28 - AMBAC Insured
       5,500   Washington State Healthcare Facilities Authority,                   11/10 at 100.00             A2         5,550,985
                  Revenue Bonds, Swedish Health Services, Series 1998,
                  5.500%, 11/15/14 - AMBAC Insured
       1,460   Washington State Healthcare Facilities Authority,                    8/17 at 100.00            BBB         1,075,976
                  Revenue Bonds, Virginia Mason Medical Center, Series
                  2007B, 5.750%, 8/15/37 - ACA Insured
       4,300   Washington State Tobacco Settlement Authority, Tobacco               6/13 at 100.00            BBB         4,145,286
                  Settlement Asset-Backed Revenue Bonds, Series 2002,
                  6.500%, 6/01/26
------------------------------------------------------------------------------------------------------------------------------------
      45,270   Total Washington                                                                                          45,050,262
------------------------------------------------------------------------------------------------------------------------------------

54 Nuveen Investments

   PRINCIPAL                                                                         OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               WISCONSIN - 3.0% (1.8% OF TOTAL INVESTMENTS)
$        500   Wisconsin Health and Educational Facilities Authority,               7/09 at 100.00            AA-   $       500,315
                  Revenue Bonds, Medical College of Wisconsin Inc.,
                  Series 1996, 5.500%, 12/01/26 - MBIA Insured
       7,500   Wisconsin Health and Educational Facilities Authority,               2/12 at 101.00            AA-         6,537,000
                  Revenue Bonds, Ministry Healthcare Inc., Series
                  2002A, 5.250%, 2/15/32 - MBIA Insured
       4,000   Wisconsin Health and Educational Facilities Authority,               8/16 at 100.00           BBB+         2,741,080
                  Revenue Bonds, Wheaton Franciscan Healthcare System,
                  Series 2006, 5.250%, 8/15/34
       5,000   Wisconsin State, General Obligation Bonds, Series 2006A,             5/16 at 100.00             AA         5,097,550
                  4.750%, 5/01/25 - FGIC Insured (UB)
------------------------------------------------------------------------------------------------------------------------------------
      17,000   Total Wisconsin                                                                                           14,875,945
------------------------------------------------------------------------------------------------------------------------------------
$    989,053   Total Investments (cost $846,577,187) - 162.7%                                                           815,137,228
============------------------------------------------------------------------------------------------------------------------------
               Floating Rate Obligations - (11.6)%                                                                      (58,033,000)
               ---------------------------------------------------------------------------------------------------------------------
               Other Assets Less Liabilities - 3.0%                                                                      15,051,893
               ---------------------------------------------------------------------------------------------------------------------
               Preferred Shares, at Liquidation Value - (54.1)% (6)                                                    (271,050,000)
               ---------------------------------------------------------------------------------------------------------------------
               Net Assets Applicable to Common Shares - 100%                                                        $   501,106,121
               =====================================================================================================================

(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

      The Portfolio of Investments may reflect the ratings on certain bonds whose insurer has experienced downgrades as of the end of the reporting period. Please see the Portfolio Managers' Commentary for an expanded discussion of the affect on the Fund of changes to the ratings of certain bonds in the portfolio resulting from changes to the ratings of the underlying insurers both during the period and after period end.

(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(5) The issuer has received a formal adverse determination from the Internal Revenue Service (the "IRS") regarding the tax-exempt status of the bonds' coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time it is formally determined that the interest on the bonds should be treated as taxable.

(6) Preferred Shares, at Liquidation Value as a percentage of Total Investments is 33.3%.

N/R   Not rated.

(ETM) Escrowed to maturity.

(IF)  Inverse floating rate investment.

(UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140. See Notes to Financial Statements, Footnote 1- Inverse Floating Rate Securities for more information.

                                 See accompanying notes to financial statements.

                                                           Nuveen Investments 55

| Statement of ASSETS & LIABILITIES April 30, 2009 (Unaudited)

                                                                               PREMIUM INCOME   PREMIUM INCOME 2   PREMIUM INCOME 4
                                                                                         (NPI)              (NPM)              (NPT)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $1,349,804,299,
   $883,080,791 and $846,577,187, respectively)                               $ 1,295,060,125   $    859,912,845   $    815,137,228
Cash                                                                                7,667,824          3,352,482          3,502,316
Receivables:
   Interest                                                                        21,622,476         14,351,863         14,214,517
   Investments sold                                                                 1,051,734              5,077              5,000
Other assets                                                                          273,672            181,304            164,426
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                              1,325,675,831        877,803,571        833,023,487
------------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Floating rate obligations                                                         103,139,000         62,749,000         58,033,000
Payables:
   Investments purchased                                                              590,205                 --                 --
   Common share dividends                                                           3,364,742          2,275,066          2,259,429
   Preferred share dividends                                                           58,089             21,949             20,307
Accrued expenses:
   Management fees                                                                    618,491            415,296            394,868
   Other                                                                              419,593            184,823            159,762
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                           108,190,120         65,646,134         60,867,366
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                                            400,650,000        277,675,000        271,050,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                        $   816,835,711   $    534,482,437   $    501,106,121
====================================================================================================================================
Common shares outstanding                                                          63,785,430         40,794,161         43,236,703
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common shares,
   divided by Common shares outstanding)                                      $         12.81   $          13.10   $          11.59
====================================================================================================================================

NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                                       $       637,854   $        407,942   $        432,367
Paid-in surplus                                                                   901,373,142        566,731,259        586,863,748
Undistributed (Over-distribution of) net investment income                          6,206,125          4,180,532          4,825,738
Accumulated net realized gain (loss) from investments and
   derivative transactions                                                        (36,637,236)       (13,669,350)       (59,575,773)
Net unrealized appreciation (depreciation) of investments                         (54,744,174)       (23,167,946)       (31,439,959)
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                        $   816,835,711   $    534,482,437   $    501,106,121
====================================================================================================================================
Authorized shares:
   Common                                                                         200,000,000        200,000,000        200,000,000
   Preferred                                                                        1,000,000          1,000,000          1,000,000
====================================================================================================================================

                                 See accompanying notes to financial statements.

56 Nuveen Investments

| Statement of OPERATIONS Six Months Ended April 30, 2009 (Unaudited)

                                                                               PREMIUM INCOME   PREMIUM INCOME 2   PREMIUM INCOME 4
                                                                                         (NPI)              (NPM)              (NPT)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                             $    36,608,847   $     23,985,870   $     22,970,009
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                     3,655,513          2,438,774          2,371,446
Preferred shares - auction fees                                                       514,122            351,156            357,850
Preferred shares - dividend disbursing agent fees                                      29,753             29,753             39,671
Shareholders' servicing agent fees and expenses                                        62,846             20,247             31,123
Interest expense on floating rate obligations                                         522,428            346,980            301,415
Custodian's fees and expenses                                                         100,123             69,064             65,087
Directors' fees and expenses                                                           23,540             15,539             15,156
Professional fees                                                                      56,483             38,824             37,766
Shareholders' reports - printing and mailing expenses                                 140,642             86,290             98,063
Stock exchange listing fees                                                            10,839              6,932              7,347
Investor relations expense                                                             26,264             17,304             16,954
Other expenses                                                                         11,887             27,636             24,444
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit                                          5,154,440          3,448,499          3,366,322
   Custodian fee credit                                                               (44,758)           (29,139)           (29,041)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                        5,109,682          3,419,360          3,337,281
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                              31,499,165         20,566,510         19,632,728
------------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
   Investments                                                                     (1,916,490)        (4,089,680)        (2,308,649)
   Forward swaps                                                                  (12,560,000)                --                 --
Change in net unrealized appreciation (depreciation) of:
   Investments                                                                     65,417,046         56,523,067         41,381,860
   Forward swaps                                                                    3,082,340                 --                 --
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                                            54,022,896         52,433,387         39,073,211
------------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                                         (2,250,453)        (1,534,322)        (1,587,057)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
   from distributions to Preferred shareholders                                    (2,250,453)        (1,534,322)        (1,587,057)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common shares
   from operations                                                            $    83,271,608   $     71,465,575   $     57,118,882
====================================================================================================================================

                                 See accompanying notes to financial statements.

                                                           Nuveen Investments 57

| Statement of CHANGES in NET ASSETS (Unaudited)

                                             PREMIUM INCOME (NPI)          PREMIUM INCOME 2 (NPM)       PREMIUM INCOME 4 (NPT)
                                         ----------------------------  ----------------------------  ----------------------------
                                            SIX MONTHS           YEAR     SIX MONTHS           YEAR     SIX MONTHS           YEAR
                                                 ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
                                               4/30/09       10/31/08        4/30/09       10/31/08        4/30/09       10/31/08
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                    $  31,499,165  $  62,065,141  $  20,566,510  $  39,763,270  $  19,632,728  $  39,163,134
Net realized gain (loss) from:
   Investments                              (1,916,490)   (11,854,156)    (4,089,680)    (6,788,025)    (2,308,649)    (7,460,410)
   Forward swaps                           (12,560,000)      (526,200)            --     (2,800,000)            --             --
Change in net unrealized appreciation
   (depreciation) of:
   Investments                              65,417,046   (167,308,446)    56,523,067   (117,638,815)    41,381,860   (107,428,586)
   Forward swaps                             3,082,340     (3,340,935)            --        791,405             --             --
Distributions to Preferred
   Shareholders:
   From net investment income               (2,250,453)   (18,128,385)    (1,534,322)   (11,883,074)    (1,587,057)   (12,256,484)
   From accumulated net realized gains              --             --             --       (408,199)            --             --
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from operations                          83,271,608   (139,092,981)    71,465,575    (98,963,438)    57,118,882    (87,982,346)
----------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                 (23,217,899)   (45,345,066)   (14,563,978)   (28,251,619)   (13,878,988)   (25,578,850)
From accumulated net realized gains                 --             --             --       (938,312)            --             --
----------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders                  (23,217,899)   (45,345,066)   (14,563,978)   (29,189,931)   (13,878,988)   (25,578,850)
----------------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Common shares repurchased                           --             --        (21,780)       (60,864)            --             --
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from capital share transactions                  --             --        (21,780)       (60,864)            --             --
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares              60,053,709   (184,438,047)    56,879,817   (128,214,233)    43,239,894   (113,561,196)
Net assets applicable to Common
   shares at the beginning of period       756,782,002    941,220,049    477,602,620    605,816,853    457,866,227    571,427,423
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period           $ 816,835,711  $ 756,782,002  $ 534,482,437  $ 477,602,620  $ 501,106,121  $ 457,866,227
==================================================================================================================================
Undistributed (Over-distribution of)
   net investment income at the
   end of period                         $   6,206,125  $     175,312  $   4,180,532  $    (287,678) $   4,825,738  $     659,055
==================================================================================================================================

                                 See accompanying notes to financial statements.

58 Nuveen Investments

| Statement of CASH FLOWS Six Months Ended April 30, 2009 (Unaudited)

                                                                                          PREMIUM          PREMIUM          PREMIUM
                                                                                           INCOME         INCOME 2         INCOME 4
                                                                                             (NPI)            (NPM)            (NPT)
------------------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
NET INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHARES FROM OPERATIONS   $  83,271,608    $  71,465,575    $  57,118,882
Adjustments to reconcile the net increase (decrease) in net assets applicable to
   Common shares from operations to net cash provided by (used in) operating activities:
   Purchases of investments                                                           (25,761,736)     (16,432,213)     (10,474,458)
   Proceeds from sales and maturities of investments                                   39,042,539       29,791,330       30,731,451
   Proceeds from (Purchases of) short-term investments, net                             5,847,872       (2,000,000)       6,000,000
   Proceeds from (Payments for) terminated forward swaps                              (12,560,000)              --               --
   Amortization (Accretion) of premiums and discounts, net                             (1,247,630)      (1,690,355)        (718,545)
   (Increase) Decrease in receivable for interest                                        (373,456)        (341,602)         105,984
   (Increase) Decrease in receivable for investments sold                                 (16,734)         275,076           35,908
   (Increase) Decrease in other assets                                                   (135,964)         (96,387)         (45,664)
   Increase (Decrease) in payable for investments purchased                               590,205               --               --
   Increase (Decrease) in payable for Preferred share dividends                           (86,057)         (56,792)         (61,839)
   Increase (Decrease) in accrued management fees                                           4,302           10,639           (9,443)
   Increase (Decrease) in accrued other liabilities                                      (168,393)        (150,647)         (88,017)
   Net realized (gain) loss from investments                                            1,916,490        4,089,680        2,308,649
   Net realized (gain) loss from forward swaps                                         12,560,000               --               --
   Change in net unrealized (appreciation) depreciation of investments                (65,417,046)     (56,523,067)     (41,381,860)
   Change in net unrealized (appreciation) depreciation of forward swaps               (3,082,340)              --               --
   Net realized (gain) loss from paydowns                                                     228               --              193
   Taxes paid on undistributed capital gains                                                 (129)              --           (2,732)
------------------------------------------------------------------------------------------------------------------------------------
   Net cash provided by (used in) operating activities                                 34,383,759       28,341,237       43,518,509
------------------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES:
Increase (Decrease) in floating rate obligations                                        4,235,000       (6,675,000)      (2,085,000)
Cash distributions paid to Common shareholders                                        (23,091,413)     (14,340,412)     (13,630,102)
Cost of Common shares repurchased                                                              --          (21,780)              --
Increase (Decrease) in Preferred shares, at liquidation value                         (14,800,000)      (5,875,000)     (31,150,000)
------------------------------------------------------------------------------------------------------------------------------------
   Net cash provided by (used in) financing activities                                (33,656,413)     (26,912,192)     (46,865,102)
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN CASH                                                           727,346        1,429,045       (3,346,593)
Cash at the beginning of period                                                         6,940,478        1,923,437        6,848,909
------------------------------------------------------------------------------------------------------------------------------------
CASH AT THE END OF PERIOD                                                           $   7,667,824    $   3,352,482    $   3,502,316
====================================================================================================================================

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION

Cash paid by Premium Income (NPI), Premium Income 2 (NPM) and Premium Income 4
(NPT) for interest was $522,428, $346,980 and $301,415, respectively.

See accompanying notes to financial statements.

                                                           Nuveen Investments 59

| Notes to FINANCIAL STATEMENTS(Unaudited)

1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The funds covered in this report and their corresponding Common share New York Stock Exchange symbols are Nuveen Premium Income Municipal Fund, Inc. (NPI), Nuveen Premium Income Municipal Fund 2, Inc. (NPM) and Nuveen Premium Income Municipal Fund 4, Inc. (NPT) (collectively, the "Funds"). The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end, management investment companies.

During the fiscal period, the Board of Directors/Trustees of each of the following funds voted to recommend that each Nuveen Florida closed-end fund be merged or reorganized into one of three existing Nuveen national municipal bond closed-end funds, as follows:

      o Nuveen Florida Investment Quality Municipal Fund (NQF) and Nuveen Florida Quality Income Municipal Fund (NUF) into Premium Income 2, Inc. (NPM);

      o Nuveen Insured Florida Premium Income Municipal Fund (NFL) into Nuveen Insured Municipal Opportunity Fund, Inc. (NIO);

      o Nuveen Insured Florida Tax-Free Advantage Municipal Fund (NWF) into Nuveen Insured Tax-Free Advantage Municipal Fund (NEA)

(collectively, the "Reorganizations"). The Board called a special meeting of shareholders of each fund, originally scheduled in each case for May 15, 2009, to vote on the Reorganizations. Those meetings were subsequently adjourned to and reconvened in mid-June, at which time, shareholders of each of Florida Investment Quality (NQF), Florida Quality Income (NUF), Insured Florida Premium Income (NFL) and Insured Florida Tax-Free Advantage (NWF) approved its respective Reorganization, with more than 80% of participating shares of each fund voting in favor of the Reorganization. The consummation of the respective Reorganizations remains subject to the approval of shareholders of Premium Income 2 (NPM), Insured Opportunity (NIO) and Insured Tax-Free Advantage (NEA), as the case may be, whose special shareholder meetings are now scheduled to be reconvened on July 24, 2009. There can be no assurance that approval by those funds' shareholders will be obtained.

On April 14, 2009, Premium Income (NPI) filed with the Securities and Exchange Commission (SEC) a registration statement seeking to register municipal term preferred shares (MTP), a new form of closed-end fund preferred shares. This registration statement, if declared effective by the SEC, may enable the Fund to issue to the public shares of MTP to refinance all or a portion of Premium Income's (NPI) auction rate preferred shares. The issuance of MTP by Premium Income (NPI) is subject to market conditions, the receipt of ratings, and on final approval by Premium Income's (NPI) Board of Directors.

Each Fund seeks to provide current income exempt from regular federal income tax by investing primarily in a portfolio of municipal obligations issued by state and local government authorities or certain U.S. territories.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with US generally accepted accounting principles.

Investment Valuation

The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Directors. Prices of forward swap contracts are also provided by an independent pricing service approved by each Fund's Board of Directors. Futures contracts are valued using the closing settlement price, or, in the absence of such a price, at the mean of the bid and asked prices. When market price quotes are not readily available (which is usually the case for municipal securities), the pricing service or, in the absence of a pricing service for a particular investment or derivative instrument, the Board of Directors of the Fund, or its designee, may establish fair value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant. Temporary investments in securities that have variable rate and demand features qualifying them as short-term investments are valued at amortized cost, which approximates value.

60 Nuveen Investments

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At April 30, 2009, there were no such outstanding purchase commitments in any of the Funds.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Common Shareholders

Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from US generally accepted accounting principles.

Preferred Shares

The Funds have issued and outstanding Preferred shares, $25,000 stated value per share, as a means of effecting financial leverage. Each Fund's Preferred shares are issued in more than one Series. The dividend rate paid by the Funds on each Series is determined every seven days, pursuant to a dutch auction process overseen by the auction agent, and is payable at the end of each rate period. As of April 30, 2009, the number of Preferred shares outstanding, by Series and in total, for each Fund is as follows:

                                                PREMIUM     PREMIUM     PREMIUM
                                                 INCOME    INCOME 2    INCOME 4
                                                   (NPI)       (NPM)       (NPT)
--------------------------------------------------------------------------------
Number of shares:
   Series M                                       2,900       1,600       1,761
   Series M2                                      1,526          --          --
   Series T                                       2,900       2,401       1,602
   Series T2                                         --          --       1,063
   Series W                                       2,900       1,600       1,345
   Series W2                                         --          --         423
   Series TH                                      2,901       2,401       2,146
   Series F                                       2,899       1,601       1,440
   Series F2                                         --       1,504       1,062
--------------------------------------------------------------------------------
Total                                            16,026      11,107      10,842
================================================================================

Beginning in February 2008, more shares for sale were submitted in the regularly scheduled auctions for the Preferred shares issued by the Funds than there were offers to buy. This meant that these auctions "failed to clear," and that many Preferred shareholders who wanted to sell their shares in these auctions were unable to do so. Preferred shareholders unable to sell their shares received distributions at the "maximum rate" applicable to failed auctions as calculated in accordance with the pre-established terms of the Preferred shares.

                                                           Nuveen Investments 61

| Notes to FINANCIAL STATEMENTS (continued) (Unaudited)

These developments have generally not affected the portfolio management or investment policies of the Funds. However, one implication of these auction failures for Common shareholders is that the Funds' cost of leverage will likely be higher, at least temporarily, than it otherwise would have been had the auctions continued to be successful. As a result, the Funds' future Common share earnings may be lower than they otherwise would have been. As of April 30, 2009, the aggregate amount of outstanding Preferred shares redeemed by each Fund is as follows:

                                                             PREMIUM        PREMIUM        PREMIUM
                                                              INCOME       INCOME 2       INCOME 4
                                                                (NPI)          (NPM)          (NPT)
---------------------------------------------------------------------------------------------------
Preferred shares redeemed, at liquidation value        $ 124,350,000   $ 69,325,000   $ 67,350,000
===================================================================================================

Inverse Floating Rate Securities

Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. In turn, this trust (a) issues floating rate certificates, in face amounts equal to some fraction of the deposited bond's par amount or market value, that typically pay short-term tax-exempt interest rates to third parties, and (b) issues to a long-term investor (such as one of the Funds) an inverse floating rate certificate (sometimes referred to as an "inverse floater") that represents all remaining or residual interest in the trust. The income received by the inverse floater holder varies inversely with the short-term rate paid to the floating rate certificates' holders, and in most circumstances the inverse floater holder bears substantially all of the underlying bond's downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond's value. The price of an inverse floating rate security will be more volatile than that of the underlying bond because the interest rate is dependent on not only the fixed coupon rate of the underlying bond but also on the short-term interest paid on the floating rate certificates, and because the inverse floating rate security essentially bears the risk of loss of the greater face value of the underlying bond.

A Fund may purchase an inverse floating rate security in a secondary market transaction without first owning the underlying bond (referred to as an "externally-deposited inverse floater"), or instead by first selling a fixed-rate bond to a broker-dealer for deposit into the special purpose trust and receiving in turn the residual interest in the trust (referred to as a "self-deposited inverse floater"). The inverse floater held by a Fund gives the Fund the right (a) to cause the holders of the floating rate certificates to tender their notes at par, and (b) to have the broker transfer the fixed-rate bond held by the trust to the Fund, thereby collapsing the trust. An investment in an externally-deposited inverse floater is identified in the Portfolio of Investments as "(IF) - Inverse floating rate investment." An investment in a self-deposited inverse floater is accounted for as a financing transaction in accordance with Statement of Financial Accounting Standards No. 140 (SFAS No.
140) "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities." In such instances, a fixed-rate bond deposited into a special purpose trust is identified in the Portfolio of Investments as "(UB) - Underlying bond of an inverse floating rate trust," with the Fund accounting for the short-term floating rate certificates issued by the trust as "Floating rate obligations" on the Statement of Assets and Liabilities. In addition, the Fund reflects in "Investment Income" the entire earnings of the underlying bond and the related interest paid to the holders of the short-term floating rate certificates is recognized as "Interest expense on floating rate obligations" on the Statement of Operations.

During the six months ended April 30, 2009, each Fund invested in externally-deposited inverse floaters and/or self-deposited inverse floaters.

62 Nuveen Investments

Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a "recourse trust" or "credit recovery swap") (such agreements referred to herein as "Recourse Trusts") with a broker-dealer by which a Fund agrees to reimburse the broker-dealer, in certain circumstances, for the difference between the liquidation value of the fixed-rate bond held by the trust and the liquidation value of the floating rate certificates issued by the trust plus any shortfalls in interest cash flows. Under these agreements, a Fund's potential exposure to losses related to or on inverse floaters may increase beyond the value of a Fund's inverse floater investments as a Fund may potentially be liable to fulfill all amounts owed to holders of the floating rate certificates. At period end, any such shortfall is recognized as "Unrealized depreciation on Recourse Trusts" on the Statement of Assets and Liabilities.

At April 30, 2009, each Fund's maximum exposure to externally-deposited Recourse Trusts is as follows:

                                           PREMIUM        PREMIUM       PREMIUM
                                            INCOME       INCOME 2      INCOME 4
                                              (NPI)          (NPM)         (NPT)
--------------------------------------------------------------------------------
Maximum exposure to Recourse Trusts   $ 16,635,000   $ 13,570,000          $ --
================================================================================

The average floating rate obligations outstanding and average annual interest rate and fees related to self-deposited inverse floaters during the six months ended April 30, 2009, were as follows:

                                           PREMIUM        PREMIUM       PREMIUM
                                            INCOME       INCOME 2      INCOME 4
                                              (NPI)          (NPM)         (NPT)
--------------------------------------------------------------------------------
Average floating rate obligations     $ 94,928,006   $ 63,131,845   $56,761,923
Average annual interest rate
   and fees                                  1.11%          1.11%         1.07%
================================================================================

Forward Swap Transactions

Each Fund is authorized to invest in forward interest rate swap transactions. Each Fund's use of forward interest rate swap transactions is intended to help the Fund manage its overall interest rate sensitivity, either shorter or longer, generally to more closely align the Fund's interest rate sensitivity with that of the broader municipal market. Forward interest rate swap transactions involve each Fund's agreement with a counterparty to pay, in the future, a fixed or variable rate payment in exchange for the counterparty paying the Fund a variable or fixed rate payment, the accruals for which would begin at a specified date in the future (the "effective date"). The amount of the payment obligation is based on the notional amount of the forward swap contract and the termination date of the swap (which is akin to a bond's maturity). The value of the Fund's swap commitment would increase or decrease based primarily on the extent to which long-term interest rates for bonds having a maturity of the swap's termination date increases or decreases. The Funds may terminate a swap contract prior to the effective date, at which point a realized gain or loss is recognized. When a forward swap is terminated, it ordinarily does not involve the delivery of securities or other underlying assets or principal, but rather is settled in cash on a net basis. Each Fund intends, but is not obligated, to terminate its forward swaps before the effective date. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the credit risk associated with a counterparty failing to honor its commitment to pay any realized gain to the Fund upon termination. Premium Income (NPI) invested in forward interest rate swap transactions during the six months ended April 30, 2009.

Market and Credit Risk

In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (credit risk). Similar to credit risk, each Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to credit risk, consist principally of cash due from counterparties on forward, option and swap transactions. The extent of each Fund's exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.

Each Fund helps manage credit risk by entering into agreements only with counterparties Nuveen Asset Management (the "Adviser"), a wholly owned subsidiary of Nuveen believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the predetermined threshold amount.

                                                           Nuveen Investments 63

| Notes to FINANCIAL STATEMENTS (continued) (Unaudited)

Zero Coupon Securities

Each Fund is authorized to invest in zero coupon securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the Portfolios of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by net credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the custodian bank.

Indemnifications

Under the Funds' organizational documents, their Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with US generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. FAIR VALUE MEASUREMENTS

During the current fiscal period, the Funds adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) "Fair Value Measurements." SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of each Fund's investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of each Fund's fair value measurements as of April 30, 2009:

PREMIUM INCOME (NPI)     LEVEL 1           LEVEL 2     LEVEL 3             TOTAL
--------------------------------------------------------------------------------
Investments                 $ --   $ 1,295,060,125        $ --   $ 1,295,060,125
================================================================================
PREMIUM INCOME 2 (NPM)   LEVEL 1           LEVEL 2     LEVEL 3             TOTAL
--------------------------------------------------------------------------------
Investments                 $ --   $   859,912,845        $ --   $   859,912,845
================================================================================
PREMIUM INCOME 4 (NPT)   LEVEL 1           LEVEL 2     LEVEL 3             TOTAL
--------------------------------------------------------------------------------
Investments                 $ --   $   815,137,228        $ --   $   815,137,228
================================================================================

64 Nuveen Investments

3. FUND SHARES

Common Shares

The Funds' Board of Directors approved an open-market share repurchase program on July 10, 2007, for Premium Income 2 (NPM) and on July 30, 2008, for Premium Income (NPI) and Premium Income 4 (NPT) under which each Fund may repurchase an aggregate of up to approximately 10% of its outstanding Common shares.

Transactions in Common shares were as follows:

                                                         PREMIUM                   PREMIUM                  PREMIUM
                                                       INCOME (NPI)             INCOME 2 (NPM)           INCOME 4 (NPT)
                                                 -----------------------   -----------------------   -------------------------
                                                 SIX MONTHS                SIX MONTHS                SIX MONTHS
                                                      ENDED   YEAR ENDED        ENDED   YEAR ENDED        ENDED   YEAR ENDED
                                                    4/30/09     10/31/08      4/30/09     10/31/08      4/30/09     10/31/08
------------------------------------------------------------------------------------------------------------------------------
Common shares repurchased                                --           --       (2,000)      (4,800)          --           --
------------------------------------------------------------------------------------------------------------------------------
Weighted average Common share:
   Price per share repurchased                           --           --   $    10.87   $    12.66           --           --
   Discount per share repurchased                        --           --        15.34%       12.81%          --           --
==============================================================================================================================

Preferred Shares
Transactions in Preferred shares were as follows:

                                                         PREMIUM                                   PREMIUM
                                                       INCOME (NPI)                              INCOME 2 (NPM)
                              -----------------------------------------------   ---------------------------------------------
                                  SIX MONTHS                                         SIX MONTHS
                                     ENDED                  YEAR ENDED                  ENDED                YEAR ENDED
                                    4/30/09                  10/31/08                  4/30/09                10/31/08
------------------------------------------------------------------------------------------------------------------------------
                              SHARES         AMOUNT   SHARES           AMOUNT   SHARES         AMOUNT   SHARES         AMOUNT
------------------------------------------------------------------------------------------------------------------------------
Preferred shares redeemed:
   Series M                      107   $  2,675,000      793   $   19,825,000       34   $    850,000      366   $  9,150,000
   Series M2                      56      1,400,000      418       10,450,000       --             --       --             --
   Series T                      107      2,675,000      793       19,825,000       50      1,250,000      549     13,725,000
   Series W                      107      2,675,000      793       19,825,000       34        850,000      366      9,150,000
   Series TH                     107      2,675,000      792       19,800,000       51      1,275,000      548     13,700,000
   Series F                      108      2,700,000      793       19,825,000       34        850,000      365      9,125,000
   Series F2                      --             --      --                --       32        800,000      344      8,600,000
------------------------------------------------------------------------------------------------------------------------------
Total                            592   $ 14,800,000    4,382   $  109,550,000      235   $  5,875,000    2,538   $ 63,450,000
==============================================================================================================================

                                                                                                  PREMIUM
                                                                                                INCOME 4 (NPT)
                                                                                ---------------------------------------------
                                                                                    SIX MONTHS
                                                                                        ENDED               YEAR ENDED
                                                                                       4/30/09               10/31/08
------------------------------------------------------------------------------------------------------------------------------
                                                                                SHARES         AMOUNT   SHARES         AMOUNT
------------------------------------------------------------------------------------------------------------------------------
Preferred shares redeemed:
   Series M                                                                        204   $  5,100,000      235   $  5,875,000
   Series T                                                                        185      4,625,000      213      5,325,000
   Series T2                                                                       123      3,075,000      142      3,550,000
   Series W                                                                        156      3,900,000      179      4,475,000
   Series W2                                                                        41      1,025,000       56      1,400,000
   Series TH                                                                       247      6,175,000      287      7,175,000
   Series F                                                                        167      4,175,000      193      4,825,000
   Series F2                                                                       123      3,075,000      143      3,575,000
------------------------------------------------------------------------------------------------------------------------------
Total                                                                            1,246   $ 31,150,000    1,448   $ 36,200,000
==============================================================================================================================

4. INVESTMENT TRANSACTIONS

Purchases and sales (including maturities but excluding short-term investments and derivative transactions) during the six months ended April 30, 2009, were as follows:

                                                                                        PREMIUM        PREMIUM        PREMIUM
                                                                                         INCOME       INCOME 2       INCOME 4
                                                                                           (NPI)          (NPM)          (NPT)
------------------------------------------------------------------------------------------------------------------------------
Purchases                                                                          $ 25,761,736   $ 16,432,213   $ 10,474,458
Sales and maturities                                                                 39,042,539     29,791,330     30,731,451
==============================================================================================================================

                                                           Nuveen Investments 65

| Notes to FINANCIAL STATEMENTS (continued) (Unaudited)

5. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At April 30, 2009, the cost of investments was as follows:

                                                                    PREMIUM         PREMIUM         PREMIUM
                                                                     INCOME        INCOME 2        INCOME 4
                                                                       (NPI)           (NPM)           (NPT)
------------------------------------------------------------------------------------------------------------
Cost of investments                                         $ 1,246,119,486   $ 820,161,308   $ 788,479,212
============================================================================================================

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2009, were as follows:

                                                                    PREMIUM         PREMIUM         PREMIUM
                                                                     INCOME        INCOME 2        INCOME 4
                                                                       (NPI)           (NPM)           (NPT)
------------------------------------------------------------------------------------------------------------
Gross unrealized:
 Appreciation                                               $    50,933,104   $  34,773,083   $  29,611,104
 Depreciation                                                  (105,098,163)    (57,687,105)    (60,882,045)
------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments   $   (54,165,059)  $ (22,914,022)  $ (31,270,941)
============================================================================================================

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains at October 31, 2008, the Funds' last tax year end, were as follows:

                                                                    PREMIUM         PREMIUM         PREMIUM
                                                                     INCOME        INCOME 2        INCOME 4
                                                                       (NPI)           (NPM)           (NPT)
------------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income *                       $     2,961,599   $   1,706,806   $   2,485,185
Undistributed net ordinary income **                                    860              --          18,210
Undistributed net long-term capital gains                                --              --              --
============================================================================================================

* Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on October 1, 2008, paid on November 3, 2008.

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the Funds' last tax year ended October 31, 2008, was designated for purposes of the dividends paid deduction as follows:

                                                                    PREMIUM         PREMIUM         PREMIUM
                                                                     INCOME        INCOME 2        INCOME 4
                                                                      (NPI)            (NPM)           (NPT)
------------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income                    $    63,352,587   $  40,025,218     $37,511,796
Distributions from net ordinary income **                            80,967         234,668         224,617
Distributions from net long-term capital gains                           --       1,257,894              --
============================================================================================================

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

66 Nuveen Investments

At October 31, 2008, the Funds' last tax year end, the Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                                                    PREMIUM         PREMIUM         PREMIUM
                                                                     INCOME        INCOME 2        INCOME 4
                                                                       (NPI)           (NPM)           (NPT)
------------------------------------------------------------------------------------------------------------
Expiration:
   October 31, 2010                                           $          --   $          --    $ 18,079,555
   October 31, 2011                                               5,278,912              --      24,792,603
   October 31, 2013                                                      --              --       6,161,830
   October 31, 2014                                               4,614,516              --         806,337
   October 31, 2016                                              11,536,998       9,320,812       7,113,122
------------------------------------------------------------------------------------------------------------
Total                                                         $  21,430,426   $   9,320,812    $ 56,953,447
============================================================================================================

Premium Income 4 (NPT) had $355,272 of its capital loss carryforward expire on October 31, 2008.

6. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Each Fund's management fee is separated into two components - a complex-level component, based on the aggregate amount of all fund assets managed by the Adviser, and a specific fund-level component, based only on the amount of assets within each individual Fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund is based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

AVERAGE DAILY NET ASSETS (1)                              FUND-LEVEL FEE RATE
-------------------------------------------------------------------------------
For the first  $125 million                                             .4500%
For the next $125 million                                               .4375
For the next $250 million                                               .4250
For the next $500 million                                               .4125
For the next $1 billion                                                 .4000
For the next $3 billion                                                 .3875
For net assets over $5 billion                                          .3750
===============================================================================

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund net assets managed as stated in the following table. As of April 30, 2009, the complex-level fee rate was .1998%.

The complex-level fee schedule is as follows:

COMPLEX-LEVEL NET ASSET BREAKPOINT LEVEL (1)  EFFECTIVE RATE AT BREAKPOINT LEVEL
--------------------------------------------------------------------------------
$55 billion                                                               .2000%
$56 billion                                                               .1996
$57 billion                                                               .1989
$60 billion                                                               .1961
$63 billion                                                               .1931
$66 billion                                                               .1900
$71 billion                                                               .1851
$76 billion                                                               .1806
$80 billion                                                               .1773
$91 billion                                                               .1691
$125 billion                                                              .1599
$200 billion                                                              .1505
$250 billion                                                              .1469
$300 billion                                                              .1445
================================================================================

(1) The complex-level fee component of the management fee for the funds is calculated based upon the aggregate daily managed net assets of all Nuveen funds, with such daily managed net assets defined separately for each fund in its management agreement, but excluding assets attributable to investments in other Nuveen funds. For the complex-level and fund-level fee components, daily managed net assets includes assets managed by the Adviser that are attributable to each fund's use of financial leverage. For these purposes, financial leverage includes the funds' use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by the TOB trust that has been effectively financed by the trust's issuance of floating rate securities, subject to an agreement by the Adviser to limit the amount of such assets for determining managed net assets in certain circumstances.

                                                           Nuveen Investments 67

| Notes to FINANCIAL STATEMENTS (continued) (Unaudited)

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Directors who are affiliated with the Adviser or to its Officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Directors has adopted a deferred compensation plan for independent Directors that enables Directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised funds.

7. NEW ACCOUNTING PRONOUNCEMENTS

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161 (SFAS No. 161)

In March 2008, the FASB issued SFAS No. 161, "Disclosures about Derivative Instruments and Hedging Activities." This standard is intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to understand: a) how and why a fund uses derivative instruments, b) how derivative instruments and related hedge items are accounted for, and c) how derivative instruments and related hedge items affect a fund's financial position, results of operations and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. As of April 30, 2009, management does not believe the adoption of SFAS No. 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

Financial Accounting Standards Board Staff Position No. 157-4 (FSP No. 157-4)

On April 9, 2009, the Financial Accounting Standards Board issued FSP No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly." FSP No. 157-4 provides additional guidance for estimating fair value in accordance with SFAS No. 157, "Fair Value Measurements," when the volume and level of activity for the asset or liability have significantly decreased. FSP No. 157-4 also requires additional disaggregation of the current SFAS No. 157 required disclosures. FSP No. 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. At this time, management is evaluating the implications of FSP No. 157-4 and the impact it will have on the financial statement disclosures.

8. SUBSEQUENT EVENTS

Distributions to Common Shareholders

The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on June 1, 2009, to shareholders of record on May 15, 2009, as follows:

                                                PREMIUM    PREMIUM    PREMIUM
                                                 INCOME   INCOME 2   INCOME 4
                                                   (NPI)      (NPM)      (NPT)
--------------------------------------------------------------------------------
Dividend per share                            $   .0680   $  .0690   $  .0615
================================================================================

Auction Participation Fees
Effective May 1, 2009, auction participation fees for Nuveen Preferred shares with respect to auctions that have failed have been reduced from 25 bps (annualized) to 15 bps (annualized). All auction participants have signed new agreements incorporating this change.

68 Nuveen Investments

| Financial HIGHLIGHTS (Unaudited)

                                                           Nuveen Investments 69

| Financial HIGHLIGHTS (Unaudited)

Selected data for a Common share outstanding throughout each period:

                                                              Investment Operations
                                       ------------------------------------------------------------------
                                                                  Distributions   Distributions
                                                                       from Net            from
                           Beginning                                 Investment         Capital
                              Common                        Net       Income to        Gains to
                               Share          Net     Realized/       Preferred       Preferred
                           Net Asset   Investment    Unrealized          Share-          Share-
                               Value       Income   Gain (Loss)        holders+        holders+     Total
----------------------------------------------------------------------------------------------------------
PREMIUM INCOME (NPI)
----------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2009(b)                    $   11.86   $      .49   $       .86   $        (.04)  $          --   $  1.31
2008                           14.76          .97         (2.88)           (.28)             --     (2.19)
2007                           15.33          .98          (.55)           (.29)             --       .14
2006                           14.85         1.00           .49            (.26)             --      1.23
2005                           15.20          .98          (.26)           (.16)             --       .56
2004                           14.87         1.01           .36            (.08)             --      1.29

PREMIUM INCOME 2 (NPM)
----------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2009(b)                        11.71          .50          1.29            (.04)             --      1.75
2008                           14.85          .97         (3.10)           (.29)           (.01)    (2.43)
2007                           15.45          .97          (.55)           (.30)           (.01)      .11
2006                           15.07          .97           .49            (.25)           (.01)     1.20
2005                           15.53          .98          (.24)           (.16)           (.01)      .57
2004                           15.09         1.02           .48            (.08)             --      1.42
==========================================================================================================

                                     Less Distributions
                               ------------------------------
                                     Net
                               Investment    Capital               Ending
                                Income to   Gains to               Common
                                   Common     Common                Share    Ending
                                   Share-     Share-            Net Asset    Market
                                  holders    holders    Total       Value     Value
------------------------------------------------------------------------------------
PREMIUM INCOME (NPI)
------------------------------------------------------------------------------------
Year Ended 10/31:
2009(b)                        $     (.36)  $     --   $ (.36)  $   12.81   $ 12.17
2008                                 (.71)        --     (.71)      11.86     10.93
2007                                 (.71)        --     (.71)      14.76     13.30
2006                                 (.75)        --     (.75)      15.33     14.13
2005                                 (.91)        --     (.91)      14.85     13.87
2004                                 (.96)        --     (.96)      15.20     14.30

PREMIUM INCOME 2 (NPM)
------------------------------------------------------------------------------------
Year Ended 10/31:
2009(b)                              (.36)        --     (.36)      13.10     12.20
2008                                 (.69)      (.02)    (.71)      11.71     10.28
2007                                 (.69)      (.02)    (.71)      14.85     13.25
2006                                 (.76)      (.06)    (.82)      15.45     14.05
2005                                 (.93)      (.10)   (1.03)      15.07     13.97
2004                                 (.98)        --     (.98)      15.53     14.57
====================================================================================

                                               Preferred Shares at End of Period
                                            ---------------------------------------
                                              Aggregate   Liquidation
                                                 Amount    and Market        Asset
                                            Outstanding         Value     Coverage
                                                  (000)     Per Share    Per Share
-----------------------------------------------------------------------------------
PREMIUM INCOME (NPI)
-----------------------------------------------------------------------------------
Year Ended 10/31:
2009(b)                                     $   400,650   $    25,000   $   75,969
2008                                            415,450        25,000       70,540
2007                                            525,000        25,000       69,820
2006                                            525,000        25,000       71,552
2005                                            525,000        25,000       70,116
2004                                            525,000        25,000       71,169

PREMIUM INCOME 2 (NPM)
-----------------------------------------------------------------------------------
Year Ended 10/31:
2009(b)                                         277,675        25,000       73,121
2008                                            283,550        25,000       67,109
2007                                            347,000        25,000       68,647
2006                                            347,000        25,000       70,748
2005                                            347,000        25,000       69,617
2004                                            347,000        25,000       70,964
===================================================================================

70 Nuveen Investments

                                                                  Ratios/Supplemental Data
                                                  ---------------------------------------------------------
                                                                     Ratios to Average Net Assets
                                                                      Applicable to Common Shares
                                Total Returns                             Before Credit/Refund
                             -------------------               --------------------------------------------
                                           Based       Ending
                                              on          Net
                                Based     Common       Assets
                                   on  Share Net   Applicable   Expenses       Expenses             Net
                               Market      Asset    to Common  Including      Excluding      Investment
                                Value*     Value* Shares (000)  Interest++(a)  Interest++(a)     Income++
-----------------------------------------------------------------------------------------------------------
PREMIUM INCOME (NPI)
-----------------------------------------------------------------------------------------------------------
Year Ended 10/31:               14.97%     11.27% $   816,836       1.34%***       1.20%***        8.18%***
2009(b)                        (13.10)    (15.39)     756,782       1.49           1.18            6.95
2008                            (1.02)       .93      941,220       1.56           1.17            6.52
2007                             7.52       8.53      977,601       1.19           1.19            6.64
2006                             3.37       3.71      947,446       1.19           1.19            6.44
2005                             8.82       9.00      969,539       1.21           1.21            6.76

PREMIUM INCOME 2 (NPM)
-----------------------------------------------------------------------------------------------------------
Year Ended 10/31:               22.48      15.12      534,482       1.38***        1.24***         8.24***
2009(b)                        (17.95)    (16.96)     477,603       1.56           1.22            6.93
2008                             (.81)       .71      605,817       1.62           1.19            6.44
2007                             6.71       8.24      634,981       1.20           1.20            6.42
2006                             2.98       3.71      619,282       1.20           1.20            6.40
2005                             9.48       9.77      637,981       1.21           1.21            6.75
===========================================================================================================

                                                  Ratios/Supplemental Data
                                 ------------------------------------------------------------
                                         Ratios to Average Net Assets
                                         Applicable to Common Shares
                                             After Credit/Refund**
                                 -------------------------------------------
                                  Expenses         Expenses              Net       Portfolio
                                 Including        Excluding       Investment        Turnover
                                  Interest++(a)    Interest++(a)      Income++          Rate
---------------------------------------------------------------------------------------------
PREMIUM INCOME (NPI)
---------------------------------------------------------------------------------------------
Year Ended 10/31:                     1.33%***         1.19%***         8.19%***           2%
2009(b)                               1.47             1.16             6.97              11
2008                                  1.54             1.16             6.54              14
2007                                  1.16             1.16             6.68              15
2006                                  1.18             1.18             6.45              20
2005                                  1.20             1.20             6.76              17

PREMIUM INCOME 2 (NPM)
---------------------------------------------------------------------------------------------
Year Ended 10/31:                     1.37***          1.23***          8.25***            2
2009(b)                               1.54             1.20             6.95               8
2008                                  1.60             1.18             6.45              12
2007                                  1.20             1.20             6.43              15
2006                                  1.19             1.19             6.40              15
2005                                  1.21             1.21             6.76              23
=============================================================================================

* Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

      Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund's market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

**    After custodian fee credit and legal fee refund, where applicable.

***   Annualized.

+     The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.

(a) Interest expense arises from the application of SFAS No. 140 to certain inverse floating rate transactions entered into by the Fund as more fully described in Footnote 1- Inverse Floating Rate Securities.

(b)   For the six months ended April 30, 2009.

                                 See accompanying notes to financial statements.

                                                           Nuveen Investments 71

| Financial HIGHLIGHTS (continued) (Unaudited)

Selected data for a Common share outstanding throughout each period:

                                                                    Investment Operations
                                            ------------------------------------------------------------------------
                                                                       Distributions    Distributions
                                                                            from Net             from
                                Beginning                                 Investment          Capital
                                   Common                        Net       Income to         Gains to
                                    Share          Net     Realized/       Preferred        Preferred
                                Net Asset   Investment    Unrealized          Share-           Share-
                                    Value       Income   Gain (Loss)         holders+         holders+        Total
--------------------------------------------------------------------------------------------------------------------
PREMIUM INCOME 4 (NPT)
--------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2009(b)                         $   10.59   $      .45   $       .91   $        (.04)   $          --    $     1.32
2008                                13.22          .91         (2.67)           (.28)              --         (2.04)
2007                                13.69          .90          (.45)           (.28)              --           .17
2006                                13.38          .90           .35            (.25)              --          1.00
2005                                13.54          .91          (.10)           (.16)              --           .65
2004                                13.15          .94           .40            (.08)              --          1.26
====================================================================================================================

                                        Less Distributions
                                ----------------------------------
                                       Net
                                Investment     Capital                  Ending
                                 Income to    Gains to                  Common
                                    Common      Common                   Share      Ending
                                    Share-      Share-               Net Asset      Market
                                   holders     holders       Total       Value       Value
-------------------------------------------------------------------------------------------
PREMIUM INCOME 4 (NPT)
-------------------------------------------------------------------------------------------
Year Ended 10/31:
2009(b)                         $     (.32)  $      --   $    (.32)  $   11.59   $   10.61
2008                                  (.59)         --        (.59)      10.59        9.24
2007                                  (.64)         --        (.64)      13.22       11.77
2006                                  (.69)         --        (.69)      13.69       12.80
2005                                  (.81)         --        (.81)      13.38       12.31
2004                                  (.87)         --        (.87)      13.54       12.74
===========================================================================================

                                     Preferred Shares at End of Period
                                  ---------------------------------------
                                    Aggregate   Liquidation
                                       Amount    and Market        Asset
                                  Outstanding         Value     Coverage
                                        (000)     Per Share    Per Share
-------------------------------------------------------------------------
PREMIUM INCOME 4 (NPT)
-------------------------------------------------------------------------
Year Ended 10/31:
2009(b)                           $   271,050   $    25,000   $   71,219
2008                                  302,200        25,000       62,878
2007                                  338,400        25,000       67,215
2006                                  338,400        25,000       68,731
2005                                  338,400        25,000       67,739
2004                                  338,400        25,000       68,239
=========================================================================

72 Nuveen Investments

                                                                     Ratios/Supplemental Data
                                                 ----------------------------------------------------------------
                                                                            Ratios to Average Net Assets
                                                                            Applicable to Common Shares
                             Total Returns                                      Before Credit/Refund
                         ---------------------                   ------------------------------------------------
                                         Based          Ending
                                            on             Net
                            Based       Common          Assets
                               on    Share Net      Applicable     Expenses        Expenses               Net
                           Market        Asset       to Common    Including       Excluding        Investment
                            Value*       Value*   Shares (000)     Interest++(a)   Interest++(a)       Income++
-----------------------------------------------------------------------------------------------------------------
PREMIUM INCOME 4 (NPT)
-----------------------------------------------------------------------------------------------------------------
Year Ended 10/31:           18.58%       12.66%  $     501,106         1.43%***        1.30%***          8.33%***
2009(b)                    (17.19)      (15.97)        457,866         1.62            1.25              7.19
2008                        (3.30)        1.25         571,427         1.69            1.23              6.68
2007                         9.89         7.72         591,941         1.25            1.25              6.70
2006                         3.07         4.87         578,517         1.26            1.26              6.63
2005                         8.98         9.90         585,284         1.30            1.30              7.10
=================================================================================================================
                                                                Ratios/Supplemental Data
                                               ------------------------------------------------------------
                                                       Ratios to Average Net Assets
                                                        Applicable to Common Shares
                                                           After Credit/Refund**
                                               --------------------------------------------
                                                Expenses          Expenses              Net      Portfolio
                                               Including         Excluding       Investment       Turnover
                                                Interest++(a)     Interest++(a)      Income++         Rate
-----------------------------------------------------------------------------------------------------------
PREMIUM INCOME 4 (NPT)
-----------------------------------------------------------------------------------------------------------
Year Ended 10/31:                                   1.42%***          1.29%***         8.34%***          1%
2009(b)                                             1.61              1.24             7.21             10
2008                                                1.68              1.22             6.69             14
2007                                                1.23              1.23             6.71              9
2006                                                1.22              1.22             6.66              7
2005                                                1.29              1.29             7.10              6
===========================================================================================================

* Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

      Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund's market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

**    After custodian fee credit and legal fee refund, where applicable.

***   Annualized.

+     The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.

(a) Interest expense arises from the application of SFAS No. 140 to certain inverse floating rate transactions entered into by the Fund as more fully described in Footnote 1- Inverse Floating Rate Securities.

(b)   For the six months ended April 30, 2009.

                                 See accompanying notes to financial statements.

                                                           Nuveen Investments 73

REINVEST AUTOMATICALLY EASILY AND CONVENIENTLY

NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.

NUVEEN CLOSED-END FUNDS DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional Fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. If the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund's shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares' net asset value or 95% of the shares' market value on the last business day immediately prior to the purchase date. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued

74 Nuveen Investments
by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBLE

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

CALL TODAY TO START REINVESTING DIVIDENDS AND/OR DISTRIBUTIONS

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

                                                           Nuveen Investments 75

GLOSSARY OF TERMS USED IN THIS REPORT

o AUCTION RATE BOND: An auction rate bond is a security whose interest payments are adjusted periodically through an auction process, which process typically also serves as a means for buying and selling the bond. Auctions that fail to attract enough buyers for all the shares offered for sale are deemed to have "failed", with current holders receiving a formula-based interest rate until the next scheduled auction.

o AVERAGE ANNUAL TOTAL RETURN: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

o AVERAGE EFFECTIVE MATURITY: The average of the number of years to maturity of the bonds in a Fund's portfolio, computed by weighting each bond's time to maturity (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions unless an escrow account has been established to redeem the bond before maturity. The market value weighting for an investment in an inverse floating rate security is the value of the portfolio's residual interest in the inverse floating rate trust, and does not include the value of the floating rate securities issued by the trust.

o INVERSE FLOATERS: Inverse floating rate securities are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond's par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an "inverse floater") to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates' holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond's downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond's value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

76 Nuveen Investments

o LEVERAGE-ADJUSTED DURATION: Duration is a measure of the expected period over which a bond's principal and interest will be paid, and consequently is a measure of the sensitivity of a bond's or bond Fund's value to changes when market interest rates change. Generally, the longer a bond's or Fund's duration, the more the price of the bond or Fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is longer than the duration of the Fund's portfolio of bonds.

o MARKET YIELD (ALSO KNOWN AS DIVIDEND YIELD OR CURRENT YIELD): An investment's current annualized dividend divided by its current market price.

o NET ASSET VALUE (NAV): A Fund's NAV per common share is calculated by subtracting the liabilities of the Fund (including any Preferred shares issued in order to leverage the Fund) from its total assets and then dividing the remainder by the number of common shares outstanding. Fund NAVs are calculated at the end of each business day.

o TAXABLE-EQUIVALENT YIELD: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

o ZERO COUPON BOND: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Tax-exempt income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

                                                           Nuveen Investments 77

NOTES

78 Nuveen Investments

Other Useful Information

BOARD OF DIRECTORS
John P. Amboian
Robert P. Bremner
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Judith M. Stockdale
Carole E. Stone
Terence J. Toth

FUND MANAGER
Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust Company
Boston, MA

TRANSFER AGENT AND SHAREHOLDER SERVICES
State Street Bank & Trust Company
Nuveen Funds
P.O. Box 43071 Providence, RI 02940-3071
(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
Chicago, IL

QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING INFORMATION

You may obtain (i) each Fund's quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the twelve-month period ended June 30, 2008, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public References Section at 100 F Street NE, Washington, D.C. 20549.

CEO CERTIFICATION DISCLOSURE

Each Fund's Chief Executive Officer has submitted to the New York Stock Exchange
(NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.

Each Fund has filed with the SEC the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

COMMON AND PREFERRED SHARE INFORMATION

Each Fund intends to repurchase and/or redeem shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. During the period covered by this report, the Funds repurchased and/or redeemed shares of their common and/or preferred stock as shown in the accompanying table.

                                                            COMMON    PREFERRED
                                                            SHARES       SHARES
FUND                                                   REPURCHASED     REDEEMED
--------------------------------------------------------------------------------
NPI                                                             --          592
NPM                                                          2,000          235
NPT                                                             --        1,246
--------------------------------------------------------------------------------

Any future repurchases and/or redemptions will be reported to shareholders in the next annual or semi-annual report.

                                                           Nuveen Investments 79

NUVEEN INVESTMENTS: SERVING INVESTORS FOR GENERATIONS

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility. Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

WE OFFER MANY DIFFERENT INVESTING SOLUTIONS FOR OUR CLIENTS' DIFFERENT NEEDS.

Nuveen Investments is a global investment management firm that seeks to help secure the long-term goals of institutions and high net worth investors as well as the consultants and financial advisors who serve them. Nuveen Investments markets its growing range of specialized investment solutions under the high-quality brands of HydePark, NWQ, Nuveen, Santa Barbara, Symphony, Tradewinds and Winslow Capital. In total, the Company managed $115 billion of assets on March 31, 2009.

FIND OUT HOW WE CAN HELP YOU REACH YOUR FINANCIAL GOALS.

To learn more about the products and services Nuveen Investments offers, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Be sure to obtain a prospectus, where applicable. Investors should consider the investment objective and policies, risk considerations, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. For a prospectus, please contact your securities representative or NUVEEN INVESTMENTS, 333 W. WACKER DR., CHICAGO, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: WWW.NUVEEN.COM/CEF

o     Share prices

o     Fund details

o     Daily financial news

o     Investor education

o     Interactive planning tools

                                                         It's not what you earn,
                                                          it's what you keep.(R)

Distributed by
Nuveen Investments, LLC
333 West Wacker Drive
Chicago, IL 60606
www.nuveen.com

                                                                     ESA-E-0409D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Portfolio of Investments in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors or Trustees implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Premium Income Municipal Fund, Inc.
            -----------------------------------------------------------

By (Signature and Title)  /s/ Kevin J. McCarthy
                         ----------------------------------------------
                          Kevin J. McCarthy
                          (Vice President and Secretary)

Date: July 8, 2009
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (principal executive officer)

Date: July 8, 2009
    -------------------------------------------------------------------

By (Signature and Title)  /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (principal financial officer)

Date: July 8, 2009
    -------------------------------------------------------------------